UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia High Yield Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia High Yield Fund, Variable Series / June 30, 2008

Columbia High Yield Fund, Variable Series seeks total return, consisting of a high level of income and capital appreciation.

High Yield Portfolio Management Team, J. Matthew Philo, Lead Portfolio Manager, MacKay Shields LLC

Summary

•  For the six-month period that ended June 30, 2008, Columbia High Yield Fund, Variable Series underperformed its benchmark, the Credit Suisse High Yield Index.1 It also underperformed the average return of its peer group, the Lipper VUF High Current Yield Classification.2 An underweight in metals and mining, a strongly performing sector, detracted from performance. Overweights in the gaming and leisure and airline sectors, which did poorly, also dampened results. The airline position was affected by the poor showing of Delta and Northwest (less than 0.1% and 0.6% of net assets, respectively). We continue to hold these securities on the belief that their market values do not reflect the cost savings that could result from the merger of these two companies.

•  The fund favored companies with the potential to increase cash flow, with enough net assets to cover outstanding debt and with managements that are committed to paying down debt. The fund benefited from overweight positions in the health care and energy sectors, selected financial positions and an underweight in transportation. In health care, medical services provider Vanguard Health Systems and hospital management company QuadraMed Corporation enhanced results because of better-than-expected earnings (0.6% and 0.2% of net assets, respectively). Diagnostic imaging company Alliance Imaging also added value (0.8% of net assets). In the face of rising oil prices, energy producers Mariner Energy, Whiting Petroleum and Chesapeake Energy boosted return (0.6%, 0.5% and 0.8% of net assets, respectively). While most financials sector investments struggled, insurance holdings Hub International and Leucadia National (0.7% and 0.4% of net assets, respectively) were notable contributors to performance. Investing in BHM Technologies, an auto parts supplier, Quebecor World, a global commercial printer, and Ziff Davis Media, a print and electronic publisher, had a negative impact on the fund (0.2%, 0.3% and less than 0.1% of net assets, respectively). We retained these holdings on the belief that they have the potential for positive returns over the longer term.

•  The portfolio is positioned for what we expect will be a recessionary environment and an extended market downturn. Although we have found selected opportunities that we feel present attractive total return possibilities, we plan to rotate back into higher yielding issues in a very disciplined manner. As we strive to take advantage of more attractive values in the high-yield market, we seek to protect invested capital while maximizing long-term performance.

Past performance is no guarantee of future results.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

An investment in the Columbia High Yield Fund, Variable Series may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high yield securities or "junk" bonds offers the potential for higher current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia High Yield Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (07/07/00)	-1.62	-1.85	7.08	7.21
Credit Suisse High Yield Index	-1.14	-2.12	7.23	7.13

Inception date of share class is in parentheses.

Credit Suisse High Yield Index since life returns as of June 30, 2000.

Net asset value per share ($)	12/31/07	6/30/08
Class A	11.14	10.96

Annual operating expense ratio (%)*

Class A	0.90

Annual operating expense ratio after contractual waivers (%)*

Class A	0.60

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia High Yield Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.79	1,021.88	2.96	3.02	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
CORPORATE FIXED-INCOME BONDS & NOTES—89.7%
Basic Materials—8.0%
Chemicals—2.1%
CPG International I, Inc. 10.500% 07/01/13	$210,000	$175,350
EquiStar Chemicals LP 7.550% 02/15/26	250,000	160,000
MacDermid, Inc. 9.500% 04/15/17 (b)	720,000	651,600
Millennium America, Inc. 7.625% 11/15/26	205,000	110,700
Momentive Performance Materials, Inc. 9.750% 12/01/14	130,000	111,150
Mosaic Co. 7.375% 12/01/14 (b)	645,000	674,025
7.875% 12/01/16 (b)	775,000	825,375
NOVA Chemicals Corp. 5.953% 11/15/13 (c)	390,000	331,500
Phibro Animal Health Corp. 10.000% 08/01/13 (b)	910,000	919,100
Tronox Worldwide LLC/Tronox Finance Corp. 9.500% 12/01/12	995,000	810,925
		4,769,725
Forest Products & Paper—4.7%
Bowater, Inc. 9.375% 12/15/21	1,935,000	1,238,400
9.500% 10/15/12	10,000	7,000
Domtar Corp. 7.875% 10/15/11	1,020,000	1,025,100
Georgia-Pacific Corp. 7.000% 01/15/15 (b)	1,735,000	1,630,900
7.250% 06/01/28	130,000	108,550
7.375% 12/01/25	155,000	130,975
7.750% 11/15/29	280,000	246,400
8.000% 01/15/24	2,106,000	1,948,050
8.875% 05/15/31	335,000	309,875
Glatfelter 7.125% 05/01/16	320,000	313,600
NewPage Corp. 10.000% 05/01/12	625,000	632,813
Norske Skog 7.375% 03/01/14	145,000	107,300
8.625% 06/15/11	1,245,000	1,058,250
Smurfit Capital Funding PLC 7.500% 11/20/25	1,873,000	1,685,700
		10,442,913
Iron/Steel—0.5%
Allegheny Ludlum Corp. 6.950% 12/15/25	300,000	291,729
Allegheny Technologies, Inc. 8.375% 12/15/11	690,000	730,576
UCAR Finance, Inc. 10.250% 02/15/12	42,000	43,470
		1,065,775

	Par (a)		Value
Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc. 8.250% 04/01/15		$465,000	$488,831
8.375% 04/01/17		1,125,000	1,186,875
			1,675,706
Communications—14.2%
Advertising—0.4%
Interpublic Group of Companies, Inc. 6.250% 11/15/14		385,000	333,025
7.250% 08/15/11		650,000	630,500
			963,525
Media—6.1%
CanWest Media, Inc. 8.000% 09/15/12		561,110	499,388
CanWest MediaWorks LP 9.250% 08/01/15 (b)		710,000	578,650
CSC Holdings, Inc. 8.500% 06/15/15 (b)		300,000	294,750
CW Media Holdings, Inc. PIK, 13.500% 08/15/15 (b)		285,000	284,288
Houghton Mifflin Co. 7.200% 03/15/11		325,000	324,188
ION Media Networks, Inc. 5.963% 01/15/12 (b)(c)		505,000	413,434
PIK, 8.963% 01/15/13 (b)(c)		825,000	532,125
Lamar Media Corp. 7.250% 01/01/13		3,325,000	3,196,156
LBI Media, Inc. 8.500% 08/01/17 (b)		680,000	523,600
Morris Publishing Group LLC 7.000% 08/01/13		1,465,000	893,650
Nielsen Finance LLC 5.346% 08/09/13 (c)(d)		1,076,818	1,002,402
4.734% 08/09/13 (c)(d)		660,468	614,825
Quebecor Media, Inc. 7.750% 03/15/16		2,160,000	2,008,800
Shaw Communications, Inc. 7.500% 11/20/13	CAD	365,000	379,010
Sun Media Corp. 7.625% 02/15/13		275,000	266,063
Videotron Ltee 6.375% 12/15/15		1,475,000	1,368,062
6.875% 01/15/14		325,000	313,625
Ziff Davis Media, Inc. 10.911% 05/01/12 (c)(e)(f)		280,000	78,400
			13,571,416
Telecommunication Services—7.7%
Alltel Communications, Inc. 5.232% 05/16/15 (c)(d)		1,228,825	1,219,916

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	$770,000	$793,100
Colo.Com, Inc. 13.875% 03/15/10 (b)(e)(f)(g)	103,096	—
GCI, Inc. 7.250% 02/15/14	945,000	812,700
Inmarsat Finance II PLC (h) 11/15/12 (10.375% 11/15/08)	460,000	464,600
Loral Cyberstar, Inc. 10.000% 07/15/06 (f)(g)	81,000	—
Lucent Technologies, Inc. 5.500% 11/15/08	180,000	179,550
6.450% 03/15/29	4,830,000	3,694,950
6.500% 01/15/28	80,000	61,200
Millicom International Cellular SA 10.000% 12/01/13	655,000	694,300
Nortel Networks Ltd. 10.750% 07/15/16 (b)	600,000	594,000
10.750% 07/15/16	1,105,000	1,093,950
Qwest Communications International, Inc. 7.250% 02/15/11	1,395,000	1,347,919
Qwest Corp. 6.950% 06/30/10 (c)(d)	350,000	348,687
7.200% 11/10/26	2,885,000	2,423,400
7.250% 09/15/25	220,000	194,700
8.875% 03/15/12	2,305,000	2,351,100
Sprint Nextel Corp. 6.000% 12/01/16	730,000	627,800
Windstream Regatta Holdings, Inc. 11.000% 12/01/17 (b)	325,000	224,250
		17,126,122
Consumer Cyclical—13.9%
Airlines—0.7%
DAE Aviation Holdings, Inc. 6.450% 07/31/14 (c)(d)	223,963	215,844
6.650% 07/31/14 (c)(d)	460,015	443,340
11.250% 08/01/15 (b)	720,000	714,600
Delta Air Lines, Inc. 1.000% 12/27/15 (i)	215,000	2,956
2.875% 02/06/24 (i)	470,000	6,580
2.875% 02/18/49 (i)	275,000	3,850
8.000% 06/03/23 (i)	280,000	4,032
8.300% 12/15/29 (i)	40,000	550
9.250% 03/15/49 (i)	280,000	3,850
9.750% 05/15/49 (i)	1,535,000	21,106
10.000% 08/15/08 (i)	285,000	3,919
10.125% 05/15/49 (i)	1,705,000	23,444
10.375% 12/15/22 (i)	275,000	3,781
10.375% 02/01/49 (i)	470,000	6,463

	Par (a)	Value
Northwest Airlines, Inc. 7.625% 11/15/23 (i)	$500,000	$2,500
7.875% 03/15/13 (i)	944,300	4,722
8.700% 03/15/49 (i)	35,000	131
8.875% 06/01/49 (i)	405,100	1,519
10.000% 02/01/09 (i)	2,035,600	7,633
		1,470,820
Apparel—0.5%
Unifi, Inc. 11.500% 05/15/14	1,300,000	1,098,500
Auto Manufacturers—0.3%
General Motors Corp. 7.125% 07/15/13	925,000	587,375
Auto Parts & Equipment—1.3%
Collins & Aikman Products Co. 12.875% 08/15/12 (b)(e)(f)	620,000	620
Goodyear Tire & Rubber Co. 8.625% 12/01/11	462,000	466,620
Lear Corp. 8.500% 12/01/13	540,000	446,175
8.750% 12/01/16	745,000	581,100
Tenneco Automotive, Inc. 8.625% 11/15/14	1,505,000	1,328,162
10.250% 07/15/13	62,000	64,868
		2,887,545
Distribution/Wholesale—0.2%
ACE Hardware Corp. 9.125% 06/01/16 (b)	595,000	556,325
Entertainment—0.7%
Isle of Capri Casinos, Inc. 7.000% 03/01/14	1,130,000	796,650
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	895,000	818,925
United Artists Theatre Circuit, Inc. 9.300% 07/01/15 (f)	47,725	35,316
		1,650,891
Housewares—0.5%
Libbey Glass, Inc. 9.928% 06/01/11 (c)	985,000	1,014,550
Leisure Time—0.7%
Town Sports International, Inc. (h) 02/01/14 (11.000% 02/01/09)	1,154,000	1,078,990
4.313% 02/27/14 (c)(d)	598,950	509,108
		1,588,098
Lodging—5.7%
Boyd Gaming Corp. 6.750% 04/15/14	560,000	431,200
7.750% 12/15/12	1,600,000	1,380,000
Chukchansi Economic Development Authority 8.000% 11/15/13 (b)	430,000	369,800

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (b)	$720,000	$699,300
Gaylord Entertainment Co. 6.750% 11/15/14	625,000	568,750
8.000% 11/15/13	960,000	921,600
Jacobs Entertainment, Inc. 9.750% 06/15/14	1,435,000	1,076,250
MGM Mirage 8.500% 09/15/10	1,005,000	992,437
Mohegan Tribal Gaming Authority 6.375% 07/15/09	665,000	658,350
7.125% 08/15/14	2,680,000	2,224,400
MTR Gaming Group, Inc. 9.000% 06/01/12	325,000	278,688
9.750% 04/01/10	105,000	105,000
Penn National Gaming, Inc. 6.750% 03/01/15	985,000	955,450
6.875% 12/01/11	305,000	305,762
Pinnacle Entertainment, Inc. 8.750% 10/01/13	635,000	635,000
San Pasqual Casino 8.000% 09/15/13 (b)	40,000	36,400
Seminole Hard Rock Entertainment, Inc. 5.276% 03/15/14 (b)(c)	760,000	638,400
Wynn Las Vegas LLC 6.625% 12/01/14	485,000	443,775
		12,720,562
Retail—2.5%
Harry & David Holdings, Inc. 9.000% 03/01/13	270,000	237,600
KAR Holdings, Inc. 8.750% 05/01/14	65,000	56,550
10.000% 05/01/15	1,330,000	1,117,200
Rite Aid Corp. 7.500% 01/15/15	1,105,000	1,182,350
8.125% 05/01/10	575,000	580,750
8.625% 03/01/15	2,050,000	1,358,125
9.375% 12/15/15	105,000	70,350
Sbarro, Inc. 10.375% 02/01/15	270,000	230,850
Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	361,000	353,780
Toys R Us, Inc. 7.625% 08/01/11	430,000	384,850
		5,572,405
Textiles—0.8%
INVISTA 9.250% 05/01/12 (b)	1,840,000	1,881,400

	Par (a)	Value
Consumer Non-Cyclical—13.0%
Agriculture—0.6%
Reynolds American, Inc. 7.625% 06/01/16	$615,000	$640,715
7.750% 06/01/18	620,000	649,260
		1,289,975
Beverages—0.8%
Constellation Brands, Inc. 7.250% 05/15/17	785,000	733,975
8.125% 01/15/12	1,000,000	995,000
		1,728,975
Commercial Services—2.0%
Cardtronics, Inc. 9.250% 08/15/13	160,000	151,200
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	845,000	800,637
Knowledge Learning Corp., Inc. 7.750% 02/01/15 (b)	1,435,000	1,320,200
Language Line Holdings, Inc. 11.125% 06/15/12	980,000	1,009,400
Quebecor World, Inc. 9.750% 01/15/15 (b)(e)	1,295,000	628,075
Rural/Metro Corp. 9.875% 03/15/15	720,000	658,800
		4,568,312
Food—0.8%
ASG Consolidated LLC/ASG Finance, Inc. (h) 11/01/11 (11.500% 11/01/08)	680,000	629,000
Chiquita Brands International, Inc. 7.500% 11/01/14	300,000	244,500
Stater Brothers Holdings 7.750% 04/15/15	895,000	888,288
		1,761,788
Healthcare Products—3.3%
Biomet, Inc. 10.000% 10/15/17	535,000	571,113
11.625% 10/15/17	570,000	604,200
Cooper Companies, Inc. 7.125% 02/15/15	770,000	739,200
Hanger Orthopedic Group, Inc. 10.250% 06/01/14	995,000	1,022,362
Invacare Corp. 9.750% 02/15/15	610,000	610,000
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (b)	1,115,000	1,115,000
11.750% 11/15/14	895,000	830,113
Universal Hospital Services, Inc. 6.303% 06/01/15 (c)	380,000	355,300
PIK, 8.500% 06/01/15	495,000	495,000

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
VWR Funding, Inc. PIK, 10.250% 07/15/15	$1,055,000	$973,237
		7,315,525
Healthcare Services—3.5%
Alliance Imaging, Inc. 7.250% 12/15/12	1,830,000	1,720,200
BHM Technology 11.080% 07/21/13 (c)(d)(l)	1,426,596	410,146
9.500% 07/21/13 (c)(d)(l)	38,043	10,937
Community Health Systems, Inc. 4.899% 07/05/14 (c)(d)	1,764,112	1,660,640
8.875% 07/15/15	1,345,000	1,353,406
HCA, Inc. 6.300% 10/01/12	1,170,000	1,050,075
6.750% 07/15/13	115,000	100,913
Psychiatric Solutions, Inc. 7.750% 07/15/15	50,000	49,500
Skilled Healthcare Group, Inc. 11.000% 01/15/14	276,000	291,870
Talecris Biotherapeutics 6.180% 12/06/13 (c)(d)	469,063	429,192
9.180% 12/06/14 (c)(d)	955,000	849,950
		7,926,829
Household Products/Wares—0.4%
ACCO Brands Corp. 7.625% 08/15/15	455,000	409,500
Jarden Corp. 7.500% 05/01/17	670,000	582,900
		992,400
Pharmaceuticals—1.6%
Angiotech Pharmaceuticals, Inc. 6.432% 12/01/13 (c)	1,070,000	930,900
Catalent Pharma Solutions, Inc. 9.500% 04/15/15	1,260,000	1,127,700
NBTY, Inc. 7.125% 10/01/15	595,000	568,225
Warner Chilcott Corp. 4.761% 01/18/12 (c)(d)	79,991	77,541
4.884% 01/18/11 (c)(d)	14,418	13,977
8.750% 02/01/15	480,000	487,200
Series B, 4.696% 01/18/12 (c)(d)	199,472	193,364
Series C, 4.696% 01/18/11 (c)(d)	81,704	79,201
		3,478,108
Diversified—0.6%
Holding Companies—0.5%
Leucadia National Corp. 7.125% 03/15/17	830,000	792,650
Susser Holdings LLC 10.625% 12/15/13	510,000	517,650
		1,310,300

	Par (a)	Value
Holding Companies-Diversified—0.1%
ESI Tractebel Acquisition Corp. 7.990% 12/30/11	$146,000	$148,555
Energy—10.1%
Coal—0.5%
Peabody Energy Corp. 7.375% 11/01/16	825,000	822,938
7.875% 11/01/26	275,000	276,375
		1,099,313
Energy-Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17	295,000	151,925
Oil & Gas—6.6%
Chaparral Energy, Inc. 8.500% 12/01/15	1,615,000	1,401,012
8.875% 02/01/17	1,375,000	1,192,812
Chesapeake Energy Corp. 6.375% 06/15/15	1,565,000	1,478,925
6.875% 11/15/20	230,000	216,200
Forest Oil Corp. 7.250% 06/15/19	285,000	273,600
8.000% 12/15/11	175,000	180,250
Hilcorp Energy LP/Hilcorp Finance Co. 7.750% 11/01/15 (b)	745,000	715,200
9.000% 06/01/16 (b)	365,000	371,388
Mariner Energy, Inc. 7.500% 04/15/13	1,195,000	1,159,150
8.000% 05/15/17	165,000	159,638
Newfield Exploration Co. 6.625% 04/15/16	2,475,000	2,270,812
Parker Drilling Co. 9.625% 10/01/13	325,000	341,250
Petroquest Energy, Inc. 10.375% 05/15/12	865,000	899,600
Pride International, Inc. 7.375% 07/15/14	1,555,000	1,551,112
Stone Energy Corp. 6.750% 12/15/14	235,000	206,213
8.250% 12/15/11	840,000	819,000
W&T Offshore, Inc. 8.250% 06/15/14 (b)	545,000	525,925
Whiting Petroleum Corp. 7.000% 02/01/14	1,060,000	1,040,125
		14,802,212
Oil & Gas Services—1.2%
Allis-Chalmers Energy, Inc. 8.500% 03/01/17	545,000	504,125
9.000% 01/15/14	1,120,000	1,083,600
Complete Production Services, Inc. 8.000% 12/15/16	1,195,000	1,193,506
		2,781,231

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Oil, Gas & Consumable Fuels—0.2%
Linn Energy LLC 9.875% 07/01/18 (b)	$585,000	$579,150
Pipelines—1.5%
Copano Energy LLC/Copano Energy Finance Corp. 7.750% 06/01/18 (b)	1,145,000	1,116,375
El Paso Natural Gas Co. 7.625% 08/01/10	295,000	301,241
MarkWest Energy Partners LP 6.875% 11/01/14	1,155,000	1,088,588
8.500% 07/15/16	640,000	649,600
Northwest Pipeline Corp. 7.125% 12/01/25	150,000	151,125
		3,306,929
Financials—11.9%
Diversified Financial Services—7.9%
AmeriCredit Corp. 8.500% 07/01/15	1,245,000	996,000
AMR Real Estate Partners, LP 7.125% 02/15/13	3,325,000	3,017,437
8.125% 06/01/12	770,000	739,200
Cedar Brakes LLC 8.500% 02/15/14 (b)	93,713	99,989
9.875% 09/01/13 (b)	146,903	161,585
CEVA Group PLC 10.000% 09/01/14 (b)	605,000	621,638
Daimler Chrysler 2nd Lien 9.280% 08/03/13 (c)(d)	1,790,000	1,269,781
Ford Motor Credit Co. 5.700% 01/15/10	785,000	669,738
7.375% 10/28/09	1,055,000	960,872
7.875% 06/15/10	1,020,000	880,420
General Motors Acceptance Corp. 6.750% 12/01/14	1,975,000	1,304,379
7.250% 03/02/11	500,000	367,506
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. 8.500% 04/01/15	900,000	906,750
9.750% 04/01/17	355,000	355,000
LaBranche & Co., Inc. 11.000% 05/15/12	585,000	601,088
MXEnergy Holdings, Inc. 10.686% 08/01/11 (c)	800,000	644,000
Rainbow National Services LLC 10.375% 09/01/14 (b)	1,825,000	1,939,062
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	686,000	701,435

	Par (a)	Value
Vanguard Health Holding Co. LLC 9.000% 10/01/14	$1,370,000	$1,356,300
		17,592,180
Insurance—2.1%
Crum & Forster Holdings Corp. 7.750% 05/01/17	1,920,000	1,780,800
Fairfax Financial Holdings Ltd. 7.375% 04/15/18	105,000	95,550
7.750% 07/15/37	260,000	226,200
8.300% 04/15/26	15,000	13,575
HUB International Holdings, Inc. 9.000% 12/15/14 (b)	1,780,000	1,610,900
Lumbermens Mutual Casualty 8.450% 12/01/97 (b)(e)	30,000	300
9.150% 07/01/26 (b)(e)	645,000	6,450
USI Holdings Corp. 6.551% 11/15/14 (b)(c)	410,000	342,350
9.750% 05/15/15 (b)	755,000	649,300
		4,725,425
Real Estate—0.6%
LNR Property Corp. 6.030% 07/12/09 (c)(d)	180,400	147,928
6.030% 07/12/11 (c)(d)	1,311,200	1,094,032
		1,241,960
Real Estate Investment Trusts (REITs)—1.3%
Host Hotels & Resorts LP 7.000% 08/15/12	680,000	642,600
Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,255,000	1,195,387
Trustreet Properties, Inc. 7.500% 04/01/15	1,106,000	1,179,233
		3,017,220
Health Care—0.2%
Health Care Services—0.2%
Community Health Systems 4.631% 07/25/14 (c)	557,088	524,413
Industrials—5.9%
Aerospace & Defense—0.4%
BE Aerospace, Inc. 8.500% 07/01/18	455,000	456,706
Sequa Corp. 11.750% 12/01/15 (b)	580,000	516,200
		972,906
Electrical Components & Equipment—0.1%
Belden, Inc. 7.000% 03/15/17	305,000	292,800
Environmental Control—0.9%
Geo Sub Corp. 11.000% 05/15/12	2,020,000	1,984,650

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Metal Fabricate/Hardware—0.5%
Metals USA, Inc. 11.125% 12/01/15	$225,000	$234,000
Mueller Water Products, Inc. 7.375% 06/01/17	70,000	59,850
Neenah Foundry Co. 9.500% 01/01/17	1,055,000	812,350
		1,106,200
Miscellaneous Manufacturing—1.7%
Actuant Corp. 6.875% 06/15/17	680,000	668,100
Polypore, Inc. 8.750% 05/15/12	465,000	462,675
RBS Global, Inc. & Rexnord Corp. 9.500% 08/01/14	2,050,000	1,978,250
Sally Holdings LLC 9.250% 11/15/14	610,000	585,600
		3,694,625
Packaging & Containers—1.1%
Jefferson Smurfit Corp. 8.250% 10/01/12	400,000	349,000
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	730,000	748,250
Owens-Illinois, Inc. 7.500% 05/15/10	1,425,000	1,449,937
		2,547,187
Transportation—0.8%
Bristow Group, Inc. 6.125% 06/15/13	1,570,000	1,511,125
Kansas City Southern de Mexico SA de CV 7.375% 06/01/14	280,000	271,600
		1,782,725
Trucking & Leasing—0.4%
Greenbrier Companies, Inc. 8.375% 05/15/15	825,000	785,813
Technology—5.1%
Computers—2.3%
Sungard Data Systems, Inc. 3.750% 01/15/09	330,000	325,463
4.508% 12/13/12 (c)(d)	1,473,103	1,392,635
4.875% 01/15/14	795,000	706,556
9.125% 08/15/13	2,635,000	2,661,350
		5,086,004
Semiconductors—1.9%
NXP BV/NXP Funding LLC 7.875% 10/15/14	3,830,000	3,523,600
9.500% 10/15/15	890,000	774,300
		4,297,900

	Par (a)	Value
Software—0.9%
Open Solutions, Inc. 9.750% 02/01/15 (b)	$980,000	$798,700
SS&C Technologies, Inc. 11.750% 12/01/13	1,190,000	1,249,500
		2,048,200
Utilities—6.8%
Electric—6.8%
AES Corp. 7.750% 03/01/14	2,140,000	2,110,575
AES Eastern Energy LP 9.000% 01/02/17	223,802	238,909
9.670% 01/02/29	150,000	162,000
Energy Future Holdings Corp. 10.875% 11/01/17 (b)	1,715,000	1,732,150
Intergen NV 9.000% 06/30/17 (b)	1,890,000	1,956,150
Nevada Power Co. 5.875% 01/15/15	775,000	773,610
6.500% 04/15/12	200,000	206,479
NRG Energy, Inc. 7.250% 02/01/14	260,000	248,300
7.375% 02/01/16	720,000	677,700
PNM Resources, Inc. 9.250% 05/15/15	835,000	862,137
Public Service Co. of New Mexico 7.950% 05/15/18	585,000	601,892
Reliant Energy Mid-Atlantic Power Holdings LLC 9.681% 07/02/26	700,000	784,000
Reliant Energy, Inc. 7.625% 06/15/14	500,000	487,500
7.875% 06/15/17	2,025,000	1,979,437
Texas Competitive Electric Holdings Co. LLC 6.121% 10/10/14 (c)(d)	221,626	204,942
6.234% 10/10/14 (c)(d)	1,958,978	1,811,117
6.478% 10/10/14 (c)(d)	331,771	306,747
		15,143,645
Total Corporate Fixed-Income Bonds & Notes (cost of $217,715,914)		200,729,033

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—0.7%
Communications—0.0%
Telecommunication Services—0.0%
Remote Dynamics, Inc. (g)(k)	35	$—
Consumer Discretionary—0.0%
Media—0.00
AH Belo Corp., Class A	5,660	32,262
Haights Cross Communications (f)	27,056	91,990
		124,252
Industrials—0.6%
Airlines—0.6%
Northwest Airlines Corp. (k)	211,773	1,410,408
Road & Rail—0.0%
Quality Distribution, Inc. (k)	195	472
Information Technology—0.0%
Communications Equipment—0.0%
Loral Space & Communications, Inc. (k)	3	53
Technology—0.0%
Software—0.0%
Quadramed Corp. (k)	2,019	20,392
Utilities—0.1%
Gas Utilities—0.1%
Star Gas Partners LP (k)	49,050	136,850
Total Common Stocks (cost of $3,520,451)		1,692,427
	Par (a)
CONVERTIBLE BONDS—0.6%
Communications—0.4%
Internet—0.0%
At Home Corp. 4.750% 12/15/06 (f)(l)	$296,350	30
Media—0.4%
Sinclair Broadcast Group, Inc. 3.000% 05/15/27	1,015,000	931,262
Consumer Cyclical—0.0%
Airlines—0.0%
Delta Air Lines, Inc. 8.000% 06/03/49 (i)(j)	690,000	9,936
Financials—0.2%
Insurance—0.2%
Conseco, Inc. 3.500% 09/30/35 (j) (0.000% 09/30/10)	470,000	380,700
Total Convertible Bonds (cost of $1,472,151)		1,321,928

	Shares	Value
PREFERRED STOCKS—0.2%
Communications—0.0%
Media – 0.0%
Ziff Davis Holdings, Inc. 10.00% (f)(k)	25	$—
Financials—0.2%
Real Estate Investment Trusts (REITs)—0.2%
Sovereign Real Estate Investment Corp., 12.00% (b)	450,000	436,500
Total Preferred Stocks (cost of $561,083)		436,500
CONVERTIBLE PREFERRED STOCKS—0.2%
Technology—0.2%
Software—0.2%
Quadramed Corp. 5.50% (b)	21,300	447,300
Total Convertible Preferred Stocks (cost of $500,250)		447,300
	Units
WARRANTS (k)—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Colo.Com, Inc. Expires 03/15/10 (b)(f)(g)	125	—
Media—0.0%
Haights Cross Communications Expires 12/10/11 (b)(f)	318	1,078
Ziff Davis Media, Inc., Series E Expires 08/12/12 (e)(f)(g)	6,630	—
		1,078
Total Warrants (cost of $13,709)		1,078
	Par (a)
SHORT-TERM OBLIGATION—7.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 10/05/21, market value $16,562,400 (repurchase proceeds $16,235,992)	$16,235,000	16,235,000
Total Short-Term Obligation (cost of $16,235,000)		16,235,000
Total Investments—98.7% (cost of $240,018,558) (m)		220,863,266
Other Assets & Liabilities, Net—1.3%		2,862,259
Net Assets—100.0%		$223,725,525

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount stated in U.S. dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for the following, amounted to $31,552,832, which represents 14.1% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Acquisition Cost	Market Value
Haights Cross Communications Warrants Expires: 12/10/11	01/15/04- 02/03/06	318	—	$1,078
Quadramed Corp. Preferred Stock	06/16/04- 02/01/06	21,300	500,250	447,300
Sovereign Real Estate Investment Corp.	08/21/00- 10/17/06	450,000	561,082	436,500
				$884,878

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  Loan participation agreement.

(e)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of these securities amounted to $713,845, which represents 0.3% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security has no value.

(h)  Step bond. Security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(i)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)  Step Bond: The coupon will change to the coupon rate shown parenthetically on the date indicated.

(k)  Non-income producing security.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of these securities amounted to $421,113, which represents 0.2% of net assets.

(m)  Cost for federal income tax purposes is $240,760,398.

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed Income Bonds & Notes	89.7
Common Stocks	0.7
Convertible Bonds	0.6
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Warrants	0.0	*
	91.4
Short-Term Obligation	7.3
Other Assets & Liabilities, Net	1.3
* Rounds to less than 0.1%.	100.0

Acronym		Name
CAD		Canadian Dollar

	PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.
11

Statement of Assets and Liabilities

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$240,018,558
Investments, at value	$220,863,266
Cash	110,926
Foreign currency (cost of $13,423)	13,423
Receivable for:
Investments sold	870,335
Fund shares sold	12,354
Interest	3,793,958
Expense reimbursement due from Investment Advisor	52,842
Trustees' deferred compensation plan	6,838
Total Assets	225,723,942
Liabilities
Payable for:
Investments purchased	945,773
Fund shares repurchased	725,500
Investment advisory fee	103,785
Administration fee	37,286
Pricing and bookkeeping fees	9,446
Trustees' fees	50,374
Custody fee	2,638
Reports to shareholders	76,338
Distribution fees—Class B	7,406
Chief compliance officer expenses	201
Trustees' deferred compensation plan	6,838
Other liabilities	32,832
Total Liabilities	1,998,417
Net Assets	$223,725,525
Net Assets Consist of
Paid-in capital	$225,818,563
Undistributed net investment income	29,528,628
Accumulated net realized loss	(12,466,358)
Net unrealized depreciation on:
Investments	(19,155,292)
Foreign currency translations	(16)
Net Assets	$223,725,525
Class A:
Net assets	$75,392,321
Shares outstanding	6,881,217
Net asset value per share	$10.96
Class B:
Net assets	$148,333,204
Shares outstanding	13,551,164
Net asset value per share	$10.95

See Accompanying Notes to Financial Statements.
12

Statement of Operations

Columbia High Yield Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$20,376
Interest	9,608,796
Total Investment Income	9,629,172
Expenses
Investment advisory fee	645,188
Administration fee	233,223
Distribution fees—Class B	192,584
Transfer agent fee	182
Pricing and bookkeeping fees	50,233
Trustees' fees	15,652
Custody fee	6,835
Reports to shareholders	66,248
Chief compliance officer expenses	364
Other expenses	33,527
Total Expenses	1,244,036
Fees and expenses waived or reimbursed by Investment Advisor	(345,778)
Fees waived by Distributor—Class B	(146,364)
Custody earnings credit	(1,739)
Net Expenses	750,155
Net Investment Income	8,879,017
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(3,429,067)
Foreign currency transactions	117,685
Net realized loss	(3,311,382)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,804,455)
Foreign currency translations	(74)
Net change in unrealized appreciation (depreciation)	(9,804,529)
Net loss	(13,115,911)
Net Decrease Resulting from Operations	$(4,236,894)

See Accompanying Notes to Financial Statements.
13

Statement of Changes in Net Assets

Columbia High Yield Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$8,879,017	$20,688,737
Net realized gain (loss) on investments and foreign currency transactions	(3,311,382)	2,710,506
Net change in unrealized depreciation on investments and foreign currency translations	(9,804,529)	(18,700,272)
Net Increase (Decrease) Resulting from Operations	(4,236,894)	4,698,971
Distributions to Shareholders
From net investment income:
Class A	—	(4,733,760)
Class B	—	(10,919,229)
Total Distributions to Shareholders	—	(15,652,989)
Share Transactions
Class A:
Subscriptions	2,324,272	4,439,638
Distributions reinvested	—	4,733,760
Redemptions	(11,739,015)	(19,776,766)
Net Decrease	(9,414,743)	(10,603,368)
Class B:
Subscriptions	3,458,221	30,704,833
Distributions reinvested	—	10,919,229
Redemptions	(19,042,635)	(60,078,481)
Net Decrease	(15,584,414)	(18,454,419)
Net Decrease from Share Transactions	(24,999,157)	(29,057,787)
Total Decrease in Net Assets	(29,236,051)	(40,011,805)
Net Assets
Beginning of period	252,961,576	292,973,381
End of period	$223,725,525	$252,961,576
Undistributed net investment income at end of period	$29,528,628	$20,649,611
Changes in Shares
Class A:
Subscriptions	212,117	385,708
Distributions reinvested	—	425,315
Redemptions	(1,074,603)	(1,730,361)
Net Decrease	(862,486)	(919,338)
Class B:
Subscriptions	317,107	2,644,519
Distributions reinvested	—	981,063
Redemptions	(1,746,079)	(5,398,252)
Net Decrease	(1,428,972)	(1,772,670)

See Accompanying Notes to Financial Statements.
14

Financial Highlights

Columbia High Yield Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006(a)(b)		2005	2004	2003
Net Asset Value, Beginning of Period	$11.14		$11.52		$10.72		$10.54	$10.41	$8.45
Income from Investment Operations:
Net investment income (c)	0.41		0.84		0.76		0.70	0.72	0.81
Net realized and unrealized gain (loss) on investments and foreign currency	(0.59)		(0.63)		0.42		(0.47)	0.46	1.83
Total from Investment Operations	(0.18)		0.21		1.18		0.23	1.18	2.64
Less Distributions to Shareholders:
From net investment income	—		(0.59)		(0.28)		(0.02)	(0.69)	(0.67)
From net realized gains	—		—		(0.10)		(0.03)	(0.36)	(0.01)
Total Distributions to Shareholders	—		(0.59)		(0.38)		(0.05)	(1.05)	(0.68)
Net Asset Value, End of Period	$10.96		$11.14		$11.52		$10.72	$10.54	$10.41
Total return (d)(e)	(1.62	)%(f)	1.84	%(g)	11.25%		2.15%	11.40%	31.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.60	%(i)	0.60%		0.70%		0.97%	0.95%	0.96%
Interest expense	—		—		—	%(j)	—	—	—
Net expenses (h)	0.60	%(i)	0.60%		0.70%		0.97%	0.95%	0.96%
Waiver/Reimbursement	0.30	%(i)	0.30%		0.25%		0.25%	0.25%	0.27%
Net investment income (h)	7.62	%(i)	7.31%		6.89%		6.65%	6.71%	8.18%
Portfolio turnover rate	14	%(f)	46%		80%		44%	43%	43%
Net assets, end of period (000's)	$75,392		$86,238		$99,836		$96,350	$98,411	$80,317

(a)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
15

Notes to Financial Statements

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a diversified series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

16

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$1,600,436	$—
Level 2— Other Significant Observable Inputs	218,771,108	—
Level 3— Significant Unobservable Inputs	491,722	—
Total	$220,863,266	$—

The following table reconciles asset balances for the six month period ended June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$336,309	$—
Accretion of Discounts/ Amortization of Premiums	(3)	—
Realized gain(loss)	192	—
Change in unrealized appreciation (depreciation)	(389,521)	—
Net purchases/(sales)	282,879	—
Transfers in or (out) of Level 3	261,866	—
Balance as of June 30, 2008	$491,722	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from any collateral supporting the loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized

17

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

and unrealized gains (losses) on investments on the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$15,652,989
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$1,880,606
Unrealized depreciation	(21,777,738)
Net unrealized depreciation	$(19,897,132)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee—MacKay Shields LLC ("MacKay Shields") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate

First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

18

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares. The Distributor has contractually agreed to waive 0.19% of the distribution fees applicable to the Fund's Class B shares until April 30, 2009.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.60% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits.

19

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $29,291,965 and $42,936,919, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 95.4% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Unfunded Loans

As of June 30, 2008, the Fund had unfunded loan commitments pursuant to the following loan agreements:

Borrower:	Unfunded Commitment

BHM Technologies DIP Facility Unfunded Revolver	$227,700
Community Health Systems Delayed Draw	70,601
LNR Property Corp. Term Loan A2	84,050

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors,

20

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

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Important Information About This Report

A description of the policies and procedures that Columbia High Yield Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154736-0608 (08/08) 08-53554

Columbia High Yield Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia High Yield Fund, Variable Series / June 30, 2008

Columbia High Yield Fund, Variable Series seeks total return, consisting of a high level of income and capital appreciation.

High Yield Portfolio Management Team, J. Matthew Philo, Lead Portfolio Manager, MacKay Shields LLC

Summary

•  For the six-month period that ended June 30, 2008, Columbia High Yield Fund, Variable Series underperformed its benchmark, the Credit Suisse High Yield Index.1 It also underperformed the average return of its peer group, the Lipper VUF High Current Yield Classification.2 An underweight in metals and mining, a strongly performing sector, detracted from performance. Overweights in the gaming and leisure and airline sectors, which did poorly, also dampened results. The airline position was affected by the poor showing of Delta and Northwest (less than 0.1% and 0.6% of net assets, respectively). We continue to hold these securities on the belief that their market values do not reflect the cost savings that could result from the merger of these two companies.

•  The fund favored companies with the potential to increase cash flow, with enough net assets to cover outstanding debt and with managements that are committed to paying down debt. The fund benefited from overweight positions in the health care and energy sectors, selected financial positions and an underweight in transportation. In health care, medical services provider Vanguard Health Systems and hospital management company QuadraMed Corporation enhanced results because of better-than-expected earnings (0.6% and 0.2% of net assets, respectively). Diagnostic imaging company Alliance Imaging also added value (0.8% of net assets). In the face of rising oil prices, energy producers Mariner Energy, Whiting Petroleum and Chesapeake Energy boosted return (0.6%, 0.5% and 0.8% of net assets, respectively). While most financials sector investments struggled, insurance holdings Hub International and Leucadia National (0.7% and 0.4% of net assets, respectively) were notable contributors to performance. Investing in BHM Technologies, an auto parts supplier, Quebecor World, a global commercial printer, and Ziff Davis Media, a print and electronic publisher, had a negative impact on the fund (0.2%, 0.3% and less than 0.1% of net assets, respectively). We retained these holdings on the belief that they have the potential for positive returns over the longer term.

•  The portfolio is positioned for what we expect will be a recessionary environment and an extended market downturn. Although we have found selected opportunities that we feel present attractive total return possibilities, we plan to rotate back into higher yielding issues in a very disciplined manner. As we strive to take advantage of more attractive values in the high-yield market, we seek to protect invested capital while maximizing long-term performance.

Past performance is no guarantee of future results.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

An investment in the Columbia High Yield Fund, Variable Series may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high yield securities or "junk" bonds offers the potential for higher current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information

Columbia High Yield Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/01/06)	-1.62	-1.90	7.06	7.20
Credit Suisse High Yield Index	-1.14	-2.12	7.23	7.13

Inception date of share class is in parentheses.

Credit Suisse High Yield Index since life returns as of June 30, 2000.

Net asset value per share ($)	12/31/07	06/30/08
Class B	11.13	10.95

Annual operating expense ratio (%)*

Class B	1.15

Annual operating expense ratio after contractual waivers (%)*

Class B	0.66

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to May 1, 2006, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to May 1, 2006 would be lower.

Inception date of Class A shares (oldest existing share class) is July 7, 2000.

Understanding Your Expenses

Columbia High Yield Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	983.79	1,021.58	3.26	3.32	0.66

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
CORPORATE FIXED-INCOME BONDS & NOTES—89.7%
Basic Materials—8.0%
Chemicals—2.1%
CPG International I, Inc. 10.500% 07/01/13	$210,000	$175,350
EquiStar Chemicals LP 7.550% 02/15/26	250,000	160,000
MacDermid, Inc. 9.500% 04/15/17 (b)	720,000	651,600
Millennium America, Inc. 7.625% 11/15/26	205,000	110,700
Momentive Performance Materials, Inc. 9.750% 12/01/14	130,000	111,150
Mosaic Co. 7.375% 12/01/14 (b)	645,000	674,025
7.875% 12/01/16 (b)	775,000	825,375
NOVA Chemicals Corp. 5.953% 11/15/13 (c)	390,000	331,500
Phibro Animal Health Corp. 10.000% 08/01/13 (b)	910,000	919,100
Tronox Worldwide LLC/Tronox Finance Corp. 9.500% 12/01/12	995,000	810,925
		4,769,725
Forest Products & Paper—4.7%
Bowater, Inc. 9.375% 12/15/21	1,935,000	1,238,400
9.500% 10/15/12	10,000	7,000
Domtar Corp. 7.875% 10/15/11	1,020,000	1,025,100
Georgia-Pacific Corp. 7.000% 01/15/15 (b)	1,735,000	1,630,900
7.250% 06/01/28	130,000	108,550
7.375% 12/01/25	155,000	130,975
7.750% 11/15/29	280,000	246,400
8.000% 01/15/24	2,106,000	1,948,050
8.875% 05/15/31	335,000	309,875
Glatfelter 7.125% 05/01/16	320,000	313,600
NewPage Corp. 10.000% 05/01/12	625,000	632,813
Norske Skog 7.375% 03/01/14	145,000	107,300
8.625% 06/15/11	1,245,000	1,058,250
Smurfit Capital Funding PLC 7.500% 11/20/25	1,873,000	1,685,700
		10,442,913
Iron/Steel—0.5%
Allegheny Ludlum Corp. 6.950% 12/15/25	300,000	291,729
Allegheny Technologies, Inc. 8.375% 12/15/11	690,000	730,576
UCAR Finance, Inc. 10.250% 02/15/12	42,000	43,470
		1,065,775

	Par (a)		Value
Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc. 8.250% 04/01/15		$465,000	$488,831
8.375% 04/01/17		1,125,000	1,186,875
			1,675,706
Communications—14.2%
Advertising—0.4%
Interpublic Group of Companies, Inc. 6.250% 11/15/14		385,000	333,025
7.250% 08/15/11		650,000	630,500
			963,525
Media—6.1%
CanWest Media, Inc. 8.000% 09/15/12		561,110	499,388
CanWest MediaWorks LP 9.250% 08/01/15 (b)		710,000	578,650
CSC Holdings, Inc. 8.500% 06/15/15 (b)		300,000	294,750
CW Media Holdings, Inc. PIK, 13.500% 08/15/15 (b)		285,000	284,288
Houghton Mifflin Co. 7.200% 03/15/11		325,000	324,188
ION Media Networks, Inc. 5.963% 01/15/12 (b)(c)		505,000	413,434
PIK, 8.963% 01/15/13 (b)(c)		825,000	532,125
Lamar Media Corp. 7.250% 01/01/13		3,325,000	3,196,156
LBI Media, Inc. 8.500% 08/01/17 (b)		680,000	523,600
Morris Publishing Group LLC 7.000% 08/01/13		1,465,000	893,650
Nielsen Finance LLC 5.346% 08/09/13 (c)(d)		1,076,818	1,002,402
4.734% 08/09/13 (c)(d)		660,468	614,825
Quebecor Media, Inc. 7.750% 03/15/16		2,160,000	2,008,800
Shaw Communications, Inc. 7.500% 11/20/13	CAD	365,000	379,010
Sun Media Corp. 7.625% 02/15/13		275,000	266,063
Videotron Ltee 6.375% 12/15/15		1,475,000	1,368,062
6.875% 01/15/14		325,000	313,625
Ziff Davis Media, Inc. 10.911% 05/01/12 (c)(e)(f)		280,000	78,400
			13,571,416
Telecommunication Services—7.7%
Alltel Communications, Inc. 5.232% 05/16/15 (c)(d)		1,228,825	1,219,916

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	$770,000	$793,100
Colo.Com, Inc. 13.875% 03/15/10 (b)(e)(f)(g)	103,096	—
GCI, Inc. 7.250% 02/15/14	945,000	812,700
Inmarsat Finance II PLC (h) 11/15/12 (10.375% 11/15/08)	460,000	464,600
Loral Cyberstar, Inc. 10.000% 07/15/06 (f)(g)	81,000	—
Lucent Technologies, Inc. 5.500% 11/15/08	180,000	179,550
6.450% 03/15/29	4,830,000	3,694,950
6.500% 01/15/28	80,000	61,200
Millicom International Cellular SA 10.000% 12/01/13	655,000	694,300
Nortel Networks Ltd. 10.750% 07/15/16 (b)	600,000	594,000
10.750% 07/15/16	1,105,000	1,093,950
Qwest Communications International, Inc. 7.250% 02/15/11	1,395,000	1,347,919
Qwest Corp. 6.950% 06/30/10 (c)(d)	350,000	348,687
7.200% 11/10/26	2,885,000	2,423,400
7.250% 09/15/25	220,000	194,700
8.875% 03/15/12	2,305,000	2,351,100
Sprint Nextel Corp. 6.000% 12/01/16	730,000	627,800
Windstream Regatta Holdings, Inc. 11.000% 12/01/17 (b)	325,000	224,250
		17,126,122
Consumer Cyclical—13.9%
Airlines—0.7%
DAE Aviation Holdings, Inc. 6.450% 07/31/14 (c)(d)	223,963	215,844
6.650% 07/31/14 (c)(d)	460,015	443,340
11.250% 08/01/15 (b)	720,000	714,600
Delta Air Lines, Inc. 1.000% 12/27/15 (i)	215,000	2,956
2.875% 02/06/24 (i)	470,000	6,580
2.875% 02/18/49 (i)	275,000	3,850
8.000% 06/03/23 (i)	280,000	4,032
8.300% 12/15/29 (i)	40,000	550
9.250% 03/15/49 (i)	280,000	3,850
9.750% 05/15/49 (i)	1,535,000	21,106
10.000% 08/15/08 (i)	285,000	3,919
10.125% 05/15/49 (i)	1,705,000	23,444
10.375% 12/15/22 (i)	275,000	3,781
10.375% 02/01/49 (i)	470,000	6,463

	Par (a)	Value
Northwest Airlines, Inc. 7.625% 11/15/23 (i)	$500,000	$2,500
7.875% 03/15/13 (i)	944,300	4,722
8.700% 03/15/49 (i)	35,000	131
8.875% 06/01/49 (i)	405,100	1,519
10.000% 02/01/09 (i)	2,035,600	7,633
		1,470,820
Apparel—0.5%
Unifi, Inc. 11.500% 05/15/14	1,300,000	1,098,500
Auto Manufacturers—0.3%
General Motors Corp. 7.125% 07/15/13	925,000	587,375
Auto Parts & Equipment—1.3%
Collins & Aikman Products Co. 12.875% 08/15/12 (b)(e)(f)	620,000	620
Goodyear Tire & Rubber Co. 8.625% 12/01/11	462,000	466,620
Lear Corp. 8.500% 12/01/13	540,000	446,175
8.750% 12/01/16	745,000	581,100
Tenneco Automotive, Inc. 8.625% 11/15/14	1,505,000	1,328,162
10.250% 07/15/13	62,000	64,868
		2,887,545
Distribution/Wholesale—0.2%
ACE Hardware Corp. 9.125% 06/01/16 (b)	595,000	556,325
Entertainment—0.7%
Isle of Capri Casinos, Inc. 7.000% 03/01/14	1,130,000	796,650
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	895,000	818,925
United Artists Theatre Circuit, Inc. 9.300% 07/01/15 (f)	47,725	35,316
		1,650,891
Housewares—0.5%
Libbey Glass, Inc. 9.928% 06/01/11 (c)	985,000	1,014,550
Leisure Time—0.7%
Town Sports International, Inc. (h) 02/01/14 (11.000% 02/01/09)	1,154,000	1,078,990
4.313% 02/27/14 (c)(d)	598,950	509,108
		1,588,098
Lodging—5.7%
Boyd Gaming Corp. 6.750% 04/15/14	560,000	431,200
7.750% 12/15/12	1,600,000	1,380,000
Chukchansi Economic Development Authority 8.000% 11/15/13 (b)	430,000	369,800

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (b)	$720,000	$699,300
Gaylord Entertainment Co. 6.750% 11/15/14	625,000	568,750
8.000% 11/15/13	960,000	921,600
Jacobs Entertainment, Inc. 9.750% 06/15/14	1,435,000	1,076,250
MGM Mirage 8.500% 09/15/10	1,005,000	992,437
Mohegan Tribal Gaming Authority 6.375% 07/15/09	665,000	658,350
7.125% 08/15/14	2,680,000	2,224,400
MTR Gaming Group, Inc. 9.000% 06/01/12	325,000	278,688
9.750% 04/01/10	105,000	105,000
Penn National Gaming, Inc. 6.750% 03/01/15	985,000	955,450
6.875% 12/01/11	305,000	305,762
Pinnacle Entertainment, Inc. 8.750% 10/01/13	635,000	635,000
San Pasqual Casino 8.000% 09/15/13 (b)	40,000	36,400
Seminole Hard Rock Entertainment, Inc. 5.276% 03/15/14 (b)(c)	760,000	638,400
Wynn Las Vegas LLC 6.625% 12/01/14	485,000	443,775
		12,720,562
Retail—2.5%
Harry & David Holdings, Inc. 9.000% 03/01/13	270,000	237,600
KAR Holdings, Inc. 8.750% 05/01/14	65,000	56,550
10.000% 05/01/15	1,330,000	1,117,200
Rite Aid Corp. 7.500% 01/15/15	1,105,000	1,182,350
8.125% 05/01/10	575,000	580,750
8.625% 03/01/15	2,050,000	1,358,125
9.375% 12/15/15	105,000	70,350
Sbarro, Inc. 10.375% 02/01/15	270,000	230,850
Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	361,000	353,780
Toys R Us, Inc. 7.625% 08/01/11	430,000	384,850
		5,572,405
Textiles—0.8%
INVISTA 9.250% 05/01/12 (b)	1,840,000	1,881,400

	Par (a)	Value
Consumer Non-Cyclical—13.0%
Agriculture—0.6%
Reynolds American, Inc. 7.625% 06/01/16	$615,000	$640,715
7.750% 06/01/18	620,000	649,260
		1,289,975
Beverages—0.8%
Constellation Brands, Inc. 7.250% 05/15/17	785,000	733,975
8.125% 01/15/12	1,000,000	995,000
		1,728,975
Commercial Services—2.0%
Cardtronics, Inc. 9.250% 08/15/13	160,000	151,200
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	845,000	800,637
Knowledge Learning Corp., Inc. 7.750% 02/01/15 (b)	1,435,000	1,320,200
Language Line Holdings, Inc. 11.125% 06/15/12	980,000	1,009,400
Quebecor World, Inc. 9.750% 01/15/15 (b)(e)	1,295,000	628,075
Rural/Metro Corp. 9.875% 03/15/15	720,000	658,800
		4,568,312
Food—0.8%
ASG Consolidated LLC/ASG Finance, Inc. (h) 11/01/11 (11.500% 11/01/08)	680,000	629,000
Chiquita Brands International, Inc. 7.500% 11/01/14	300,000	244,500
Stater Brothers Holdings 7.750% 04/15/15	895,000	888,288
		1,761,788
Healthcare Products—3.3%
Biomet, Inc. 10.000% 10/15/17	535,000	571,113
11.625% 10/15/17	570,000	604,200
Cooper Companies, Inc. 7.125% 02/15/15	770,000	739,200
Hanger Orthopedic Group, Inc. 10.250% 06/01/14	995,000	1,022,362
Invacare Corp. 9.750% 02/15/15	610,000	610,000
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (b)	1,115,000	1,115,000
11.750% 11/15/14	895,000	830,113
Universal Hospital Services, Inc. 6.303% 06/01/15 (c)	380,000	355,300
PIK, 8.500% 06/01/15	495,000	495,000

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
VWR Funding, Inc. PIK, 10.250% 07/15/15	$1,055,000	$973,237
		7,315,525
Healthcare Services—3.5%
Alliance Imaging, Inc. 7.250% 12/15/12	1,830,000	1,720,200
BHM Technology 11.080% 07/21/13 (c)(d)(l)	1,426,596	410,146
9.500% 07/21/13 (c)(d)(l)	38,043	10,937
Community Health Systems, Inc. 4.899% 07/05/14 (c)(d)	1,764,112	1,660,640
8.875% 07/15/15	1,345,000	1,353,406
HCA, Inc. 6.300% 10/01/12	1,170,000	1,050,075
6.750% 07/15/13	115,000	100,913
Psychiatric Solutions, Inc. 7.750% 07/15/15	50,000	49,500
Skilled Healthcare Group, Inc. 11.000% 01/15/14	276,000	291,870
Talecris Biotherapeutics 6.180% 12/06/13 (c)(d)	469,063	429,192
9.180% 12/06/14 (c)(d)	955,000	849,950
		7,926,829
Household Products/Wares—0.4%
ACCO Brands Corp. 7.625% 08/15/15	455,000	409,500
Jarden Corp. 7.500% 05/01/17	670,000	582,900
		992,400
Pharmaceuticals—1.6%
Angiotech Pharmaceuticals, Inc. 6.432% 12/01/13 (c)	1,070,000	930,900
Catalent Pharma Solutions, Inc. 9.500% 04/15/15	1,260,000	1,127,700
NBTY, Inc. 7.125% 10/01/15	595,000	568,225
Warner Chilcott Corp. 4.761% 01/18/12 (c)(d)	79,991	77,541
4.884% 01/18/11 (c)(d)	14,418	13,977
8.750% 02/01/15	480,000	487,200
Series B, 4.696% 01/18/12 (c)(d)	199,472	193,364
Series C, 4.696% 01/18/11 (c)(d)	81,704	79,201
		3,478,108
Diversified—0.6%
Holding Companies—0.5%
Leucadia National Corp. 7.125% 03/15/17	830,000	792,650
Susser Holdings LLC 10.625% 12/15/13	510,000	517,650
		1,310,300

	Par (a)	Value
Holding Companies-Diversified—0.1%
ESI Tractebel Acquisition Corp. 7.990% 12/30/11	$146,000	$148,555
Energy—10.1%
Coal—0.5%
Peabody Energy Corp. 7.375% 11/01/16	825,000	822,938
7.875% 11/01/26	275,000	276,375
		1,099,313
Energy-Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17	295,000	151,925
Oil & Gas—6.6%
Chaparral Energy, Inc. 8.500% 12/01/15	1,615,000	1,401,012
8.875% 02/01/17	1,375,000	1,192,812
Chesapeake Energy Corp. 6.375% 06/15/15	1,565,000	1,478,925
6.875% 11/15/20	230,000	216,200
Forest Oil Corp. 7.250% 06/15/19	285,000	273,600
8.000% 12/15/11	175,000	180,250
Hilcorp Energy LP/Hilcorp Finance Co. 7.750% 11/01/15 (b)	745,000	715,200
9.000% 06/01/16 (b)	365,000	371,388
Mariner Energy, Inc. 7.500% 04/15/13	1,195,000	1,159,150
8.000% 05/15/17	165,000	159,638
Newfield Exploration Co. 6.625% 04/15/16	2,475,000	2,270,812
Parker Drilling Co. 9.625% 10/01/13	325,000	341,250
Petroquest Energy, Inc. 10.375% 05/15/12	865,000	899,600
Pride International, Inc. 7.375% 07/15/14	1,555,000	1,551,112
Stone Energy Corp. 6.750% 12/15/14	235,000	206,213
8.250% 12/15/11	840,000	819,000
W&T Offshore, Inc. 8.250% 06/15/14 (b)	545,000	525,925
Whiting Petroleum Corp. 7.000% 02/01/14	1,060,000	1,040,125
		14,802,212
Oil & Gas Services—1.2%
Allis-Chalmers Energy, Inc. 8.500% 03/01/17	545,000	504,125
9.000% 01/15/14	1,120,000	1,083,600
Complete Production Services, Inc. 8.000% 12/15/16	1,195,000	1,193,506
		2,781,231

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Oil, Gas & Consumable Fuels—0.2%
Linn Energy LLC 9.875% 07/01/18 (b)	$585,000	$579,150
Pipelines—1.5%
Copano Energy LLC/Copano Energy Finance Corp. 7.750% 06/01/18 (b)	1,145,000	1,116,375
El Paso Natural Gas Co. 7.625% 08/01/10	295,000	301,241
MarkWest Energy Partners LP 6.875% 11/01/14	1,155,000	1,088,588
8.500% 07/15/16	640,000	649,600
Northwest Pipeline Corp. 7.125% 12/01/25	150,000	151,125
		3,306,929
Financials—11.9%
Diversified Financial Services—7.9%
AmeriCredit Corp. 8.500% 07/01/15	1,245,000	996,000
AMR Real Estate Partners, LP 7.125% 02/15/13	3,325,000	3,017,437
8.125% 06/01/12	770,000	739,200
Cedar Brakes LLC 8.500% 02/15/14 (b)	93,713	99,989
9.875% 09/01/13 (b)	146,903	161,585
CEVA Group PLC 10.000% 09/01/14 (b)	605,000	621,638
Daimler Chrysler 2nd Lien 9.280% 08/03/13 (c)(d)	1,790,000	1,269,781
Ford Motor Credit Co. 5.700% 01/15/10	785,000	669,738
7.375% 10/28/09	1,055,000	960,872
7.875% 06/15/10	1,020,000	880,420
General Motors Acceptance Corp. 6.750% 12/01/14	1,975,000	1,304,379
7.250% 03/02/11	500,000	367,506
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. 8.500% 04/01/15	900,000	906,750
9.750% 04/01/17	355,000	355,000
LaBranche & Co., Inc. 11.000% 05/15/12	585,000	601,088
MXEnergy Holdings, Inc. 10.686% 08/01/11 (c)	800,000	644,000
Rainbow National Services LLC 10.375% 09/01/14 (b)	1,825,000	1,939,062
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	686,000	701,435

	Par (a)	Value
Vanguard Health Holding Co. LLC 9.000% 10/01/14	$1,370,000	$1,356,300
		17,592,180
Insurance—2.1%
Crum & Forster Holdings Corp. 7.750% 05/01/17	1,920,000	1,780,800
Fairfax Financial Holdings Ltd. 7.375% 04/15/18	105,000	95,550
7.750% 07/15/37	260,000	226,200
8.300% 04/15/26	15,000	13,575
HUB International Holdings, Inc. 9.000% 12/15/14 (b)	1,780,000	1,610,900
Lumbermens Mutual Casualty 8.450% 12/01/97 (b)(e)	30,000	300
9.150% 07/01/26 (b)(e)	645,000	6,450
USI Holdings Corp. 6.551% 11/15/14 (b)(c)	410,000	342,350
9.750% 05/15/15 (b)	755,000	649,300
		4,725,425
Real Estate—0.6%
LNR Property Corp. 6.030% 07/12/09 (c)(d)	180,400	147,928
6.030% 07/12/11 (c)(d)	1,311,200	1,094,032
		1,241,960
Real Estate Investment Trusts (REITs)—1.3%
Host Hotels & Resorts LP 7.000% 08/15/12	680,000	642,600
Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,255,000	1,195,387
Trustreet Properties, Inc. 7.500% 04/01/15	1,106,000	1,179,233
		3,017,220
Health Care—0.2%
Health Care Services—0.2%
Community Health Systems 4.631% 07/25/14 (c)	557,088	524,413
Industrials—5.9%
Aerospace & Defense—0.4%
BE Aerospace, Inc. 8.500% 07/01/18	455,000	456,706
Sequa Corp. 11.750% 12/01/15 (b)	580,000	516,200
		972,906
Electrical Components & Equipment—0.1%
Belden, Inc. 7.000% 03/15/17	305,000	292,800
Environmental Control—0.9%
Geo Sub Corp. 11.000% 05/15/12	2,020,000	1,984,650

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Metal Fabricate/Hardware—0.5%
Metals USA, Inc. 11.125% 12/01/15	$225,000	$234,000
Mueller Water Products, Inc. 7.375% 06/01/17	70,000	59,850
Neenah Foundry Co. 9.500% 01/01/17	1,055,000	812,350
		1,106,200
Miscellaneous Manufacturing—1.7%
Actuant Corp. 6.875% 06/15/17	680,000	668,100
Polypore, Inc. 8.750% 05/15/12	465,000	462,675
RBS Global, Inc. & Rexnord Corp. 9.500% 08/01/14	2,050,000	1,978,250
Sally Holdings LLC 9.250% 11/15/14	610,000	585,600
		3,694,625
Packaging & Containers—1.1%
Jefferson Smurfit Corp. 8.250% 10/01/12	400,000	349,000
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	730,000	748,250
Owens-Illinois, Inc. 7.500% 05/15/10	1,425,000	1,449,937
		2,547,187
Transportation—0.8%
Bristow Group, Inc. 6.125% 06/15/13	1,570,000	1,511,125
Kansas City Southern de Mexico SA de CV 7.375% 06/01/14	280,000	271,600
		1,782,725
Trucking & Leasing—0.4%
Greenbrier Companies, Inc. 8.375% 05/15/15	825,000	785,813
Technology—5.1%
Computers—2.3%
Sungard Data Systems, Inc. 3.750% 01/15/09	330,000	325,463
4.508% 12/13/12 (c)(d)	1,473,103	1,392,635
4.875% 01/15/14	795,000	706,556
9.125% 08/15/13	2,635,000	2,661,350
		5,086,004
Semiconductors—1.9%
NXP BV/NXP Funding LLC 7.875% 10/15/14	3,830,000	3,523,600
9.500% 10/15/15	890,000	774,300
		4,297,900

	Par (a)	Value
Software—0.9%
Open Solutions, Inc. 9.750% 02/01/15 (b)	$980,000	$798,700
SS&C Technologies, Inc. 11.750% 12/01/13	1,190,000	1,249,500
		2,048,200
Utilities—6.8%
Electric—6.8%
AES Corp. 7.750% 03/01/14	2,140,000	2,110,575
AES Eastern Energy LP 9.000% 01/02/17	223,802	238,909
9.670% 01/02/29	150,000	162,000
Energy Future Holdings Corp. 10.875% 11/01/17 (b)	1,715,000	1,732,150
Intergen NV 9.000% 06/30/17 (b)	1,890,000	1,956,150
Nevada Power Co. 5.875% 01/15/15	775,000	773,610
6.500% 04/15/12	200,000	206,479
NRG Energy, Inc. 7.250% 02/01/14	260,000	248,300
7.375% 02/01/16	720,000	677,700
PNM Resources, Inc. 9.250% 05/15/15	835,000	862,137
Public Service Co. of New Mexico 7.950% 05/15/18	585,000	601,892
Reliant Energy Mid-Atlantic Power Holdings LLC 9.681% 07/02/26	700,000	784,000
Reliant Energy, Inc. 7.625% 06/15/14	500,000	487,500
7.875% 06/15/17	2,025,000	1,979,437
Texas Competitive Electric Holdings Co. LLC 6.121% 10/10/14 (c)(d)	221,626	204,942
6.234% 10/10/14 (c)(d)	1,958,978	1,811,117
6.478% 10/10/14 (c)(d)	331,771	306,747
		15,143,645
Total Corporate Fixed-Income Bonds & Notes (cost of $217,715,914)		200,729,033

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—0.7%
Communications—0.0%
Telecommunication Services—0.0%
Remote Dynamics, Inc. (g)(k)	35	$—
Consumer Discretionary—0.0%
Media—0.00
AH Belo Corp., Class A	5,660	32,262
Haights Cross Communications (f)	27,056	91,990
		124,252
Industrials—0.6%
Airlines—0.6%
Northwest Airlines Corp. (k)	211,773	1,410,408
Road & Rail—0.0%
Quality Distribution, Inc. (k)	195	472
Information Technology—0.0%
Communications Equipment—0.0%
Loral Space & Communications, Inc. (k)	3	53
Technology—0.0%
Software—0.0%
Quadramed Corp. (k)	2,019	20,392
Utilities—0.1%
Gas Utilities—0.1%
Star Gas Partners LP (k)	49,050	136,850
Total Common Stocks (cost of $3,520,451)		1,692,427
	Par (a)
CONVERTIBLE BONDS—0.6%
Communications—0.4%
Internet—0.0%
At Home Corp. 4.750% 12/15/06 (f)(l)	$296,350	30
Media—0.4%
Sinclair Broadcast Group, Inc. 3.000% 05/15/27	1,015,000	931,262
Consumer Cyclical—0.0%
Airlines—0.0%
Delta Air Lines, Inc. 8.000% 06/03/49 (i)(j)	690,000	9,936
Financials—0.2%
Insurance—0.2%
Conseco, Inc. 3.500% 09/30/35 (j) (0.000% 09/30/10)	470,000	380,700
Total Convertible Bonds (cost of $1,472,151)		1,321,928

	Shares	Value
PREFERRED STOCKS—0.2%
Communications—0.0%
Media – 0.0%
Ziff Davis Holdings, Inc. 10.00% (f)(k)	25	$—
Financials—0.2%
Real Estate Investment Trusts (REITs)—0.2%
Sovereign Real Estate Investment Corp., 12.00% (b)	450,000	436,500
Total Preferred Stocks (cost of $561,083)		436,500
CONVERTIBLE PREFERRED STOCKS—0.2%
Technology—0.2%
Software—0.2%
Quadramed Corp. 5.50% (b)	21,300	447,300
Total Convertible Preferred Stocks (cost of $500,250)		447,300
	Units
WARRANTS (k)—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Colo.Com, Inc. Expires 03/15/10 (b)(f)(g)	125	—
Media—0.0%
Haights Cross Communications Expires 12/10/11 (b)(f)	318	1,078
Ziff Davis Media, Inc., Series E Expires 08/12/12 (e)(f)(g)	6,630	—
		1,078
Total Warrants (cost of $13,709)		1,078
	Par (a)
SHORT-TERM OBLIGATION—7.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 10/05/21, market value $16,562,400 (repurchase proceeds $16,235,992)	$16,235,000	16,235,000
Total Short-Term Obligation (cost of $16,235,000)		16,235,000
Total Investments—98.7% (cost of $240,018,558) (m)		220,863,266
Other Assets & Liabilities, Net—1.3%		2,862,259
Net Assets—100.0%		$223,725,525

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount stated in U.S. dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for the following, amounted to $31,552,832, which represents 14.1% of net assets.

Acquisition Security	Par/Shares/ Date	Acquisition Units	Market Cost	Value
Haights Cross Communications Warrants Expires: 12/10/11	01/15/04- 02/03/06	318	—	$1,078
Quadramed Corp. Preferred Stock	06/16/04- 02/01/06	21,300	500,250	447,300
Sovereign Real Estate Investment Corp.	08/21/00- 10/17/06	450,000	561,082	436,500
				$884,878

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  Loan participation agreement.

(e)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of these securities amounted to $713,845, which represents 0.3% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security has no value.

(h)  Step bond. Security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(i)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)  Step Bond: The coupon will change to the coupon rate shown parenthetically on the date indicated.

(k)  Non-income producing security.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of these securities amounted to $421,113, which represents 0.2% of net assets.

(m)  Cost for federal income tax purposes is $240,760,398.

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed Income Bonds & Notes	89.7
Common Stocks	0.7
Convertible Bonds	0.6
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Warrants	0.0	*
	91.4
Short-Term Obligation	7.3
Other Assets & Liabilities, Net	1.3
* Rounds to less than 0.1%.	100.0

Acronym	Name
CAD	Canadian Dollar

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$240,018,558
Investments, at value	$220,863,266
Cash	110,926
Foreign currency (cost of $13,423)	13,423
Receivable for:
Investments sold	870,335
Fund shares sold	12,354
Interest	3,793,958
Expense reimbursement due from Investment Advisor	52,842
Trustees' deferred compensation plan	6,838
Total Assets	225,723,942
Liabilities
Payable for:
Investments purchased	945,773
Fund shares repurchased	725,500
Investment advisory fee	103,785
Administration fee	37,286
Pricing and bookkeeping fees	9,446
Trustees' fees	50,374
Custody fee	2,638
Reports to shareholders	76,338
Distribution fees—Class B	7,406
Chief compliance officer expenses	201
Trustees' deferred compensation plan	6,838
Other liabilities	32,832
Total Liabilities	1,998,417
Net Assets	$223,725,525
Net Assets Consist of
Paid-in capital	$225,818,563
Undistributed net investment income	29,528,628
Accumulated net realized loss	(12,466,358)
Net unrealized depreciation on:
Investments	(19,155,292)
Foreign currency translations	(16)
Net Assets	$223,725,525
Class A:
Net assets	$75,392,321
Shares outstanding	6,881,217
Net asset value per share	$10.96
Class B:
Net assets	$148,333,204
Shares outstanding	13,551,164
Net asset value per share	$10.95

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia High Yield Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$20,376
Interest	9,608,796
Total Investment Income	9,629,172
Expenses
Investment advisory fee	645,188
Administration fee	233,223
Distribution fees—Class B	192,584
Transfer agent fee	182
Pricing and bookkeeping fees	50,233
Trustees' fees	15,652
Custody fee	6,835
Reports to shareholders	66,248
Chief compliance officer expenses	364
Other expenses	33,527
Total Expenses	1,244,036
Fees and expenses waived or reimbursed by Investment Advisor	(345,778)
Fees waived by Distributor—Class B	(146,364)
Custody earnings credit	(1,739)
Net Expenses	750,155
Net Investment Income	8,879,017
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(3,429,067)
Foreign currency transactions	117,685
Net realized loss	(3,311,382)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,804,455)
Foreign currency translations	(74)
Net change in unrealized appreciation (depreciation)	(9,804,529)
Net loss	(13,115,911)
Net Decrease Resulting from Operations	$(4,236,894)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia High Yield Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$8,879,017	$20,688,737
Net realized gain (loss) on investments and foreign currency transactions	(3,311,382)	2,710,506
Net change in unrealized depreciation on investments and foreign currency translations	(9,804,529)	(18,700,272)
Net Increase (Decrease) Resulting from Operations	(4,236,894)	4,698,971
Distributions to Shareholders
From net investment income:
Class A	—	(4,733,760)
Class B	—	(10,919,229)
Total Distributions to Shareholders	—	(15,652,989)
Share Transactions
Class A:
Subscriptions	2,324,272	4,439,638
Distributions reinvested	—	4,733,760
Redemptions	(11,739,015)	(19,776,766)
Net Decrease	(9,414,743)	(10,603,368)
Class B:
Subscriptions	3,458,221	30,704,833
Distributions reinvested	—	10,919,229
Redemptions	(19,042,635)	(60,078,481)
Net Decrease	(15,584,414)	(18,454,419)
Net Decrease from Share Transactions	(24,999,157)	(29,057,787)
Total Decrease in Net Assets	(29,236,051)	(40,011,805)
Net Assets
Beginning of period	252,961,576	292,973,381
End of period	$223,725,525	$252,961,576
Undistributed net investment income at end of period	$29,528,628	$20,649,611
Changes in Shares
Class A:
Subscriptions	212,117	385,708
Distributions reinvested	—	425,315
Redemptions	(1,074,603)	(1,730,361)
Net Decrease	(862,486)	(919,338)
Class B:
Subscriptions	317,107	2,644,519
Distributions reinvested	—	981,063
Redemptions	(1,746,079)	(5,398,252)
Net Decrease	(1,428,972)	(1,772,670)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia High Yield Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2008		Year Ended December 31, 2007		Period Ended December 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$11.13		$11.53		$11.05
Income from Investment Operations:
Net investment income (c)	0.41		0.83		0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.59)		(0.63)		0.36
Total from Investment Operations	(0.18)		0.20		0.86
Less Distributions to Shareholders:
From net investment income	—		(0.60)		(0.28)
From net realized gains	—		—		(0.10)
Total Distributions to Shareholders	—		(0.60)		(0.38)
Net Asset Value, End of Period	$10.95		$11.13		$11.53
Total return (d)(e)	(1.62	)%(f)	1.70	%(g)	7.95	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.66	%(i)	0.66%		0.66	%(i)
Interest expense	—		—		—	%(i)(j)
Net expenses (h)	0.66	%(i)	0.66%		0.66	%(i)
Waiver/Reimbursement	0.49	%(i)	0.49%		0.44	%(i)
Net investment income (h)	7.55	%(i)	7.21%		6.65	%(i)
Portfolio turnover rate	14	%(f)	46%		80	%(f)
Net assets, end of period (000's)	$148,333		$166,724		$193,138

(a)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(b)  Class B shares commenced operations on May 1, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a diversified series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$1,600,436	$—
Level 2— Other Significant Observable Inputs	218,771,108	—
Level 3— Significant Unobservable Inputs	491,722	—
Total	$220,863,266	$—

The following table reconciles asset balances for the six month period ended June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$336,309	$—
Accretion of Discounts/ Amortization of Premiums	(3)	—
Realized gain(loss)	192	—
Change in unrealized appreciation (depreciation)	(389,521)	—
Net purchases/(sales)	282,879	—
Transfers in or (out) of Level 3	261,866	—
Balance as of June 30, 2008	$491,722	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from any collateral supporting the loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

and unrealized gains (losses) on investments on the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$15,652,989
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$1,880,606
Unrealized depreciation	(21,777,738)
Net unrealized depreciation	$(19,897,132)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee—MacKay Shields LLC ("MacKay Shields") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares. The Distributor has contractually agreed to waive 0.19% of the distribution fees applicable to the Fund's Class B shares until April 30, 2009.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.60% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits.

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $29,291,965 and $42,936,919, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 95.4% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Unfunded Loans

As of June 30, 2008, the Fund had unfunded loan commitments pursuant to the following loan agreements:

Borrower:	Unfunded Commitment
BHM Technologies DIP Facility Unfunded Revolver	$227,700
Community Health Systems Delayed Draw	70,601
LNR Property Corp. Term Loan A2	84,050

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors,

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2008 (Unaudited)

LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

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Important Information About This Report

A description of the policies and procedures that Columbia High Yield Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154841-0608 (08/08) 08-55371

Columbia Marsico 21st Century Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

Columbia Marsico 21st Century Fund, Variable Series seeks long-term growth of capital.

Corydon J. Gilchrist, CFA has managed the fund since February 2003.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico 21st Century Fund, Variable Series underperformed its benchmark, the Russell 3000 Index1. The fund's return also was lower than the average return of its peer group, the Lipper VUF Multi-Cap Growth Funds Classification.2 Stock selection in the consumer discretionary and health care sectors detracted from performance. In addition, the fund had more exposure than the index to the weak-performing financials sector and less exposure to the strong-performing energy sector, which hampered return.

•  Stock prices buckled in an environment of growing concern regarding U.S. economic growth: Housing prices declined, foreclosure rates rose, commodity prices surged, employment weakened, consumer spending softened and liquidity shortages renewed credit market turmoil. Global economic growth also decelerated. Against this backdrop, the fund's overweight relative to the index in the consumer discretionary sector, which has been a positive contributor to performance for some time, hampered performance during this six-month period. Hotel/casino operators struggled, including Las Vegas Sands Corp., Starwood Hotels & Resorts Worldwide, Inc., Wynn Resorts Ltd., (2.79%, 2.57%, and 1.91% of net assets, respectively) and MGM Mirage (which we sold). Certain financial positions also traded sharply down during the period, including Washington Mutual, Inc. and Wells Fargo & Co. (1.03% and 4.65% of net assets, respectively). The fund had more exposure than the index to the weak-performing banking industry and less exposure than the index to the strong-performing energy sector, which also hampered its return.

•  A number of positions helped offset these weak returns. Stock selection in the information technology sector was positive, highlighted by a position in MasterCard, Inc., for the period. In the industrials sector, wind energy turbine company Vestas Wind Systems A/S (4.65% of net assets) and defense electronics company DRS Technologies both posted double-digit gains. DRS Technologies was sold.

The fund held approximately 14% of net assets in cash during the period, which helped preserve capital in a declining market. We plan to put this cash to use going forward as we add selectively to existing holdings and identify new opportunities.

•  At the end of the period, the fund emphasized investments in industrials, information technology, financials and consumer discretionary stocks, with little or no exposure to telecommunications services and utilities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is less focused.

1  The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	-16.60	-10.71	14.14	2.84
Russell 3000 Index	-11.05	-12.69	8.37	3.51

Inception date of shares class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	14.64	12.21

Annual operating expense ratio (%)*

Class A	1.23

Annual operating expense ratio after contractual waivers (%)*

Class A	1.10

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	833.56	1,019.45	5.01	5.52	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—85.8%
Consumer Discretionary—13.6%
Auto Components—1.2%
BorgWarner, Inc.	38,548	$1,710,760
Hotels, Restaurants & Leisure—9.5%
Chipotle Mexican Grill, Inc., Class A (a)	8,968	740,936
Las Vegas Sands Corp. (a)	84,217	3,995,254
Starwood Hotels & Resorts Worldwide, Inc.	92,123	3,691,369
Vail Resorts, Inc. (a)	57,250	2,452,018
Wynn Resorts Ltd.	33,604	2,733,685
		13,613,262
Internet & Catalog Retail—0.5%
Blue Nile, Inc. (a)	15,522	659,996
Media—0.7%
Live Nation, Inc. (a)	99,114	1,048,626
Multiline Retail—1.3%
Saks, Inc. (a)	170,249	1,869,334
Textiles, Apparel & Luxury Goods—0.4%
Lululemon Athletica, Inc. (a)	19,289	560,538
Consumer Staples—9.3%
Beverages—2.6%
Heineken Holding NV	81,441	3,736,473
Food & Staples Retailing—6.7%
Costco Wholesale Corp.	137,136	9,618,719
Energy—4.1%
Energy Equipment & Services—1.9%
IHS, Inc., Class A (a)	8,294	577,262
National-Oilwell Varco, Inc. (a)	25,033	2,220,928
		2,798,190
Oil, Gas & Consumable Fuels—2.2%
OGX Petroleo e Gas Participacoes SA (a)	300	237,665
Petroleo Brasileiro SA, ADR	21,125	1,496,284
Ultra Petroleum Corp. (a)	6,659	653,914
XTO Energy, Inc.	10,838	742,511
		3,130,374
Financials—16.0%
Capital Markets—6.8%
BlackRock, Inc., Class A	11,231	1,987,887
Goldman Sachs Group, Inc.	30,022	5,250,848
Jefferies Group, Inc.	145,465	2,446,721
		9,685,456

	Shares	Value
Commercial Banks—4.6%
Wells Fargo & Co.	280,506	$6,662,017
Diversified Financial Services—2.1%
Bovespa Holding SA	41,500	515,158
JPMorgan Chase & Co.	73,189	2,511,115
		3,026,273
Real Estate Investment Trusts (REITs)—0.2%
Redwood Trust, Inc.	9,771	222,681
Real Estate Management & Development—1.3%
St. Joe Co.	56,102	1,925,421
Thrifts & Mortgage Finance—1.0%
Washington Mutual, Inc.	300,105	1,479,518
Health Care—6.3%
Biotechnology—4.3%
Amylin Pharmaceuticals, Inc. (a)	98,178	2,492,739
Gilead Sciences, Inc. (a)	70,699	3,743,512
		6,236,251
Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (a)	7,862	2,118,023
Health Care Providers & Services—0.5%
Athenahealth, Inc. (a)	24,008	738,486
Industrials—18.0%
Aerospace & Defense—4.7%
Raytheon Co.	119,287	6,713,472
Airlines—0.3%
Ryanair Holdings PLC, ADR (a)	15,100	432,917
Commercial Services & Supplies—0.5%
Duff & Phelps Corp., Class A (a)	41,512	687,439
Construction & Engineering—4.8%
Aecom Technology Corp. (a)	52,446	1,706,068
Shaw Group, Inc. (a)	83,850	5,181,092
		6,887,160
Electrical Equipment—5.0%
Energy Conversion Devices, Inc. (a)	7,902	581,903
Vestas Wind Systems A/S (a)	50,900	6,662,585
		7,244,488
Road & Rail—2.7%
All America Latina Logistica SA	101,958	1,312,079
Canadian National Railway Co.	52,982	2,547,374
		3,859,453
Information Technology—17.5%
Communications Equipment—2.7%
QUALCOMM, Inc.	70,486	3,127,464
Research In Motion Ltd. (a)	6,239	729,339
		3,856,803

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Computers & Peripherals—3.0%
Apple, Inc. (a)	25,078	$4,199,060
Internet Software & Services—2.3%
Google, Inc., Class A (a)	6,321	3,327,501
IT Services—9.5%
Mastercard, Inc., Class A	38,154	10,130,650
Visa, Inc., Class A (a)	43,337	3,523,732
		13,654,382
Materials—1.0%
Chemicals—1.0%
Monsanto Co.	11,100	1,403,484
Total Common Stocks (cost of $125,544,347)		123,106,557
Preferred Stock—0.7%
Diversified Financial Services—0.7%
Lehman Brothers Holdings, Inc., Series 2008 P, 7.250%	1,186	936,940
Total Preferred Stock (cost of $1,186,000)		936,940
	Par
SHORT-TERM OBLIGATION—15.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 10/05/11, market value $22,365,000 (repurchase proceeds $21,925,340)	$21,924,000	21,924,000
Total Short-Term Obligation (cost of $21,924,000)		21,924,000
Total Investments—101.8% (cost of $148,654,347) (b)		145,967,497
Other Assets & Liabilities, Net—(1.8)%		(2,566,421)
Net Assets—100.0%		$143,401,076

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $148,663,980.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	18.0
Information Technology	17.5
Financials	16.0
Consumer Discretionary	13.6
Consumer Staples	9.3
Health Care	6.3
Energy	4.1
Materals	1.0
Preferred Stock	0.7
86.5
Short-Term Obligation	15.3
Other Assets & Liabilities, Net	(1.8)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$126,730,347
Repurchase agreement, at cost	21,924,000
Total investments, at cost	148,654,347
Investments, at value	$124,043,497
Repurchase agreements, at value	21,924,000
Total investments, at value	145,967,497
Cash	893
Foreign currency (cost of $5,382)	5,355
Receivable for:
Investments sold	587,947
Fund shares sold	640,255
Interest	1,340
Dividends	42,542
Foreign tax reclaims	13,447
Total Assets	147,259,276
Liabilities
Expense reimbursement due to Investment Advisor	251
Payable for:
Investments purchased	3,586,297
Fund shares repurchased	30,246
Investment advisory fee	84,637
Administration fee	20,800
Transfer agent fee	70
Pricing and bookkeeping fees	5,329
Trustees' fees	57,037
Custody fee	1,809
Distribution fees—Class B	23,931
Chief compliance officer expenses	232
Other liabilities	47,561
Total Liabilities	3,858,200
Net Assets	$143,401,076
Net Assets Consist of
Paid-in capital	$150,166,636
Overdistributed net investment income	(41,625)
Accumulated net realized loss	(4,038,532)
Net unrealized appreciation (depreciation) on:
Investments	(2,686,850)
Foreign currency translations	1,447
Net Assets	$143,401,076
Class A:
Net assets	$22,939,287
Shares outstanding	1,878,050
Net asset value per share	$12.21
Class B:
Net assets	$120,461,789
Shares outstanding	9,892,014
Net asset value and offering price per share	$12.18

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico 21st Century Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$544,155
Interest	215,943
Foreign taxes withheld	(17,768)
Total Investment Income	742,330
Expenses
Investment advisory fee	447,634
Administration fee	111,047
Distribution fees—Class B	119,013
Transfer agent fee	182
Pricing and bookkeeping fees	29,903
Trustees' fees	14,924
Custody fee	15,942
Chief compliance officer expenses	364
Other expenses	48,217
Total Expenses	787,226
Fees and expenses waived or reimbursed by Investment Advisor	(3,163)
Custody earnings credit	(108)
Net Expenses	783,955
Net Investment Loss	(41,625)
Net Realized and Unrealized Loss on Investments and Foreign Currency
Net realized loss on:
Investments	(6,474,634)
Foreign currency transactions	(6,966)
Net realized loss	(6,481,600)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,237,099)
Foreign currency translations	(135)
Net change in unrealized appreciation (depreciation)	(15,237,234)
Net loss	(21,718,834)
Net Decrease Resulting From Operations	$(21,760,459)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico 21st Century Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$(41,625)	$33,836
Net realized gain (loss) on investments and foreign currency transactions	(6,481,600)	2,538,493
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(15,237,234)	7,071,244
Net Increase (Decrease) Resulting from Operations	(21,760,459)	9,643,573
Distributions to Shareholders:
From net investment income:
Class A	—	(150,797)
Class B	—	(94,531)
From net realized gains:
Class A	—	(1,510,472)
Class B	—	(1,645,656)
Total Distributions to Shareholders	—	(3,401,456)
Share Transactions
Class A:
Subscriptions	1,020,717	4,153,906
Distributions reinvested	—	1,661,269
Redemptions	(3,473,343)	(6,921,245)
Net Decrease	(2,452,626)	(1,106,070)
Class B:
Subscriptions	56,617,690	79,271,495
Distributions reinvested	—	1,740,187
Redemptions	(675,720)	(2,368,145)
Net Increase	55,941,970	78,643,537
Net Increase from Share Transactions	53,489,344	77,537,467
Total Increase in Net Assets	31,728,885	83,779,584
Net Assets
Beginning of period	111,672,191	27,892,607
End of period	$143,401,076	$111,672,191
Overdistributed net investment income at end of period	$(41,625)	$—
Changes in Shares:
Class A:
Subscriptions	77,228	298,243
Issued for distributions reinvested	—	116,744
Redemptions	(266,043)	(499,857)
Net Decrease	(188,815)	(84,870)
Class B:
Subscriptions	4,373,580	5,607,974
Issued for distributions reinvested	—	122,376
Redemptions	(49,913)	(162,862)
Net Increase	4,323,667	5,567,488

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico 21st Century Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)(b)	2005	2004		2003
Class A Shares
Net Asset Value, Beginning of Period	$14.64		$12.96	$11.22	$10.40	$8.50		$5.71
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.01	0.11 (d)	(0.01)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.44)		2.47	2.06	0.83	1.91		2.83
Total from Investment Operations	(2.43)		2.48	2.17	0.82	1.90		2.79
Less Distributions to Shareholders:
From net investment income	—		(0.08)	(0.02)	—	—		—
From net realized gains	—		(0.72)	(0.41)	—	—		—
Total Distributions to Shareholders	—		(0.80)	(0.43)	—	—		—
Net Asset Value, End of Period	$12.21		$14.64	$12.96	$11.22	$10.40		$8.50
Total return (e)(f)	(16.60	)%(g)	19.29%	19.74%	7.88%	22.35%		48.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.10	%(h)	1.10%	1.10%	1.10%	1.10%		1.09%
Interest expense	—		—	—	—	—	%(i)	—
Net expenses (j)	1.10	%(h)	1.10%	1.10%	1.10%	1.10%		1.09%
Waiver/Reimbursement	—	%(h)(i)	0.13%	0.53%	0.60%	0.97%		0.97%
Net investment income (loss) (j)	0.13	%(h)	0.10%	0.94%	(0.05)%	(0.11)%		(0.57)%
Portfolio turnover rate	63	%(g)	99%	151%	175%	174%		206%
Net assets, end of period (000's)	$22,939		$30,269	$27,881	$22,796	$17,854		$10,914

(a)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had a 0.03% impact.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$112,707,499	$—
Level 2— Other Significant Observable Inputs	33,259,998	—
Level 3— Significant Unobservable Inputs	—	—
Total	$145,967,497	$—

10

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for the purposes of fair market valuation.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

11

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$1,491,683
Long-Term Capital Gains	1,909,773

* For tax purposes short-term capital gain distribution, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,027,021
Unrealized depreciation	(14,723,504)
Net unrealized depreciation	$(2,696,483)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's

12

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.10% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

13

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $118,520,651 and $68,142,435, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 91.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

14

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marisco 21st Century Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

SHC-44/154634-0608 (08/08) 08-53548

Columbia Marsico 21st Century Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

Columbia Marsico 21st Century Fund, Variable Series seeks long-term growth of capital.

Corydon J. Gilchrist, CFA has managed the fund since February 2003.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico 21st Century Fund, Variable Series underperformed its benchmark, the Russell 3000 Index1. The fund's return also was lower than the average return of its peer group, the Lipper VUF Multi-Cap Growth Funds Classification.2 Stock selection in the consumer discretionary and health care sectors detracted from performance. In addition, the fund had more exposure than the index to the weak-performing financials sector and less exposure to the strong-performing energy sector, which hampered return.

•  Stock prices buckled in an environment of growing concern regarding U.S. economic growth: Housing prices declined, foreclosure rates rose, commodity prices surged, employment weakened, consumer spending softened and liquidity shortages renewed credit market turmoil. Global economic growth also decelerated. Against this backdrop, the fund's overweight relative to the index in the consumer discretionary sector, which has been a positive contributor to performance for some time, hampered performance during this six-month period. Hotel/casino operators struggled, including Las Vegas Sands Corp., Starwood Hotels & Resorts Worldwide, Inc., Wynn Resorts Ltd., (2.79%, 2.57%, and 1.91% of net assets, respectively) and MGM Mirage (which we sold). Certain financial positions also traded sharply down during the period, including Washington Mutual, Inc. and Wells Fargo & Co. (1.03% and 4.65% of net assets, respectively). The fund had more exposure than the index to the weak-performing banking industry and less exposure than the index to the strong-performing energy sector, which also hampered its return.

•  A number of positions helped offset these weak returns. Stock selection in the information technology sector was positive, highlighted by a position in MasterCard, Inc., which gained 25% for the period. In the industrials sector, wind energy turbine company Vestas Wind Systems A/S (4.65% of net assets) and defense electronics company DRS Technologies both posted double-digit gains. DRS Technologies was sold.

The fund held approximately 14% of net assets in cash during the period, which helped preserve capital in a declining market. We plan to put this cash to use going forward as we add selectively to existing holdings and identify new opportunities.

•  At the end of the period, the fund emphasized investments in industrials, information technology, financials and consumer discretionary stocks, with little or no exposure to telecommunications services and utilities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is less focused.

1  The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-years	10-years
Class B (10/02/06)	-16.69	-10.92	14.00	2.77
Russell 3000 Index	-11.05	-12.69	8.37	3.51

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	14.62	12.18

Annual operating expense ratio (%)*

Class B	1.48

Annual operating expense ratio after contractual waivers (%)*

Class B	1.35

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 3000 Index measures the performance of 3,000 of the largest US companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to October 2, 2006 would be lower.

Inception date of Class A shares (oldest existing share class) is March 27, 1998.

2

Understanding Your Expenses

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	833.12	1,018.15	6.15	6.77	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—85.8%
Consumer Discretionary—13.6%
Auto Components—1.2%
BorgWarner, Inc.	38,548	$1,710,760
Hotels, Restaurants & Leisure—9.5%
Chipotle Mexican Grill, Inc., Class A (a)	8,968	740,936
Las Vegas Sands Corp. (a)	84,217	3,995,254
Starwood Hotels & Resorts Worldwide, Inc.	92,123	3,691,369
Vail Resorts, Inc. (a)	57,250	2,452,018
Wynn Resorts Ltd.	33,604	2,733,685
		13,613,262
Internet & Catalog Retail—0.5%
Blue Nile, Inc. (a)	15,522	659,996
Media—0.7%
Live Nation, Inc. (a)	99,114	1,048,626
Multiline Retail—1.3%
Saks, Inc. (a)	170,249	1,869,334
Textiles, Apparel & Luxury Goods—0.4%
Lululemon Athletica, Inc. (a)	19,289	560,538
Consumer Staples—9.3%
Beverages—2.6%
Heineken Holding NV	81,441	3,736,473
Food & Staples Retailing—6.7%
Costco Wholesale Corp.	137,136	9,618,719
Energy—4.1%
Energy Equipment & Services—1.9%
IHS, Inc., Class A (a)	8,294	577,262
National-Oilwell Varco, Inc. (a)	25,033	2,220,928
		2,798,190
Oil, Gas & Consumable Fuels—2.2%
OGX Petroleo e Gas Participacoes SA (a)	300	237,665
Petroleo Brasileiro SA, ADR	21,125	1,496,284
Ultra Petroleum Corp. (a)	6,659	653,914
XTO Energy, Inc.	10,838	742,511
		3,130,374
Financials—16.0%
Capital Markets—6.8%
BlackRock, Inc., Class A	11,231	1,987,887
Goldman Sachs Group, Inc.	30,022	5,250,848
Jefferies Group, Inc.	145,465	2,446,721
		9,685,456

	Shares	Value
Commercial Banks—4.6%
Wells Fargo & Co.	280,506	$6,662,017
Diversified Financial Services—2.1%
Bovespa Holding SA	41,500	515,158
JPMorgan Chase & Co.	73,189	2,511,115
		3,026,273
Real Estate Investment Trusts (REITs)—0.2%
Redwood Trust, Inc.	9,771	222,681
Real Estate Management & Development—1.3%
St. Joe Co.	56,102	1,925,421
Thrifts & Mortgage Finance—1.0%
Washington Mutual, Inc.	300,105	1,479,518
Health Care—6.3%
Biotechnology—4.3%
Amylin Pharmaceuticals, Inc. (a)	98,178	2,492,739
Gilead Sciences, Inc. (a)	70,699	3,743,512
		6,236,251
Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (a)	7,862	2,118,023
Health Care Providers & Services—0.5%
Athenahealth, Inc. (a)	24,008	738,486
Industrials—18.0%
Aerospace & Defense—4.7%
Raytheon Co.	119,287	6,713,472
Airlines—0.3%
Ryanair Holdings PLC, ADR (a)	15,100	432,917
Commercial Services & Supplies—0.5%
Duff & Phelps Corp., Class A (a)	41,512	687,439
Construction & Engineering—4.8%
Aecom Technology Corp. (a)	52,446	1,706,068
Shaw Group, Inc. (a)	83,850	5,181,092
		6,887,160
Electrical Equipment—5.0%
Energy Conversion Devices, Inc. (a)	7,902	581,903
Vestas Wind Systems A/S (a)	50,900	6,662,585
		7,244,488
Road & Rail—2.7%
All America Latina Logistica SA	101,958	1,312,079
Canadian National Railway Co.	52,982	2,547,374
		3,859,453
Information Technology—17.5%
Communications Equipment—2.7%
QUALCOMM, Inc.	70,486	3,127,464
Research In Motion Ltd. (a)	6,239	729,339
		3,856,803

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Computers & Peripherals—3.0%
Apple, Inc. (a)	25,078	$4,199,060
Internet Software & Services—2.3%
Google, Inc., Class A (a)	6,321	3,327,501
IT Services—9.5%
Mastercard, Inc., Class A	38,154	10,130,650
Visa, Inc., Class A (a)	43,337	3,523,732
		13,654,382
Materials—1.0%
Chemicals—1.0%
Monsanto Co.	11,100	1,403,484
Total Common Stocks (cost of $125,544,347)		123,106,557
Preferred Stock—0.7%
Diversified Financial Services—0.7%
Lehman Brothers Holdings, Inc., Series 2008 P, 7.250%	1,186	936,940
Total Preferred Stock (cost of $1,186,000)		936,940
	Par
SHORT-TERM OBLIGATION—15.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 10/05/11, market value $22,365,000 (repurchase proceeds $21,925,340)	$21,924,000	21,924,000
Total Short-Term Obligation (cost of $21,924,000)		21,924,000
Total Investments—101.8% (cost of $148,654,347) (b)		145,967,497
Other Assets & Liabilities, Net—(1.8)%		(2,566,421)
Net Assets—100.0%		$143,401,076

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $148,663,980.

At June 30, 2008, the Fund held investments in the following sectors:
Sector	% of Net Assets
Industrials	18.0
Information Technology	17.5
Financials	16.0
Consumer Discretionary	13.6
Consumer Staples	9.3
Health Care	6.3
Energy	4.1
Materals	1.0
Preferred Stock	0.7
86.5
Short-Term Obligation	15.3
Other Assets & Liabilities, Net	(1.8)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$126,730,347
Repurchase agreement, at cost	21,924,000
Total investments, at cost	148,654,347
Investments, at value	$124,043,497
Repurchase agreements, at value	21,924,000
Total investments, at value	145,967,497
Cash	893
Foreign currency (cost of $5,382)	5,355
Receivable for:
Investments sold	587,947
Fund shares sold	640,255
Interest	1,340
Dividends	42,542
Foreign tax reclaims	13,447
Total Assets	147,259,276
Liabilities
Expense reimbursement due to Investment Advisor	251
Payable for:
Investments purchased	3,586,297
Fund shares repurchased	30,246
Investment advisory fee	84,637
Administration fee	20,800
Transfer agent fee	70
Pricing and bookkeeping fees	5,329
Trustees' fees	57,037
Custody fee	1,809
Distribution fees—Class B	23,931
Chief compliance officer expenses	232
Other liabilities	47,561
Total Liabilities	3,858,200
Net Assets	$143,401,076
Net Assets Consist of
Paid-in capital	$150,166,636
Overdistributed net investment income	(41,625)
Accumulated net realized loss	(4,038,532)
Net unrealized appreciation (depreciation) on:
Investments	(2,686,850)
Foreign currency translations	1,447
Net Assets	$143,401,076
Class A:
Net assets	$22,939,287
Shares outstanding	1,878,050
Net asset value per share	$12.21
Class B:
Net assets	$120,461,789
Shares outstanding	9,892,014
Net asset value and offering price per share	$12.18

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico 21st Century Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$544,155
Interest	215,943
Foreign taxes withheld	(17,768)
Total Investment Income	742,330
Expenses
Investment advisory fee	447,634
Administration fee	111,047
Distribution fees—Class B	119,013
Transfer agent fee	182
Pricing and bookkeeping fees	29,903
Trustees' fees	14,924
Custody fee	15,942
Chief compliance officer expenses	364
Other expenses	48,217
Total Expenses	787,226
Fees and expenses waived or reimbursed by Investment Advisor	(3,163)
Custody earnings credit	(108)
Net Expenses	783,955
Net Investment Loss	(41,625)
Net Realized and Unrealized Loss on Investments and Foreign Currency
Net realized loss on:
Investments	(6,474,634)
Foreign currency transactions	(6,966)
Net realized loss	(6,481,600)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,237,099)
Foreign currency translations	(135)
Net change in unrealized appreciation (depreciation)	(15,237,234)
Net loss	(21,718,834)
Net Decrease Resulting From Operations	$(21,760,459)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico 21st Century Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$(41,625)	$33,836
Net realized gain (loss) on investments and foreign currency transactions	(6,481,600)	2,538,493
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(15,237,234)	7,071,244
Net Increase (Decrease) Resulting from Operations	(21,760,459)	9,643,573
Distributions to Shareholders:
From net investment income:
Class A	—	(150,797)
Class B	—	(94,531)
From net realized gains:
Class A	—	(1,510,472)
Class B	—	(1,645,656)
Total Distributions to Shareholders	—	(3,401,456)
Share Transactions
Class A:
Subscriptions	1,020,717	4,153,906
Distributions reinvested	—	1,661,269
Redemptions	(3,473,343)	(6,921,245)
Net Decrease	(2,452,626)	(1,106,070)
Class B:
Subscriptions	56,617,690	79,271,495
Distributions reinvested	—	1,740,187
Redemptions	(675,720)	(2,368,145)
Net Increase	55,941,970	78,643,537
Net Increase from Share Transactions	53,489,344	77,537,467
Total Increase in Net Assets	31,728,885	83,779,584
Net Assets
Beginning of period	111,672,191	27,892,607
End of period	$143,401,076	$111,672,191
Overdistributed net investment income at end of period	$(41,625)	$—
Changes in Shares:
Class A:
Subscriptions	77,228	298,243
Issued for distributions reinvested	—	116,744
Redemptions	(266,043)	(499,857)
Net Decrease	(188,815)	(84,870)
Class B:
Subscriptions	4,373,580	5,607,974
Issued for distributions reinvested	—	122,376
Redemptions	(49,913)	(162,862)
Net Increase	4,323,667	5,567,488

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico 21st Century Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2008		Year Ended December 31, 2007	Period Ended December 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$14.62		$12.95	$11.62
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.00 (d)	0.08	(e)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.43)		2.44	1.25
Total from Investment Operations	(2.44)		2.44	1.33
Less Distributions to Shareholders:
From net investment income	—		(0.05)	—
From net realized gains	—		(0.72)	—
Total Distributions to Shareholders	—		(0.77)	—
Net Asset Value, End of Period	$12.18		$14.62	$12.95
Total return (f)(g)	(16.69	)%(h)	18.98%	11.45	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	1.35	%(j)	1.35%	1.35	%(j)
Waiver/Reimbursement	—	%(j)(k)	0.13%	0.57	%(j)
Net investment income (loss) (i)	(0.12	)%(j)	0.01%	2.58	%(j)
Portfolio turnover rate	63	%(h)	99%	151	%(h)
Net assets, end of period (000's)	$120,462		$81,403	$11

(a)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e)  Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.

(f)  Total return at net asset value.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less that 0.01% except for the period ended December 31, 2006 which had a 0.12% impact.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$112,707,499	$—
Level 2— Other Significant Observable Inputs	33,259,998	—
Level 3— Significant Unobservable Inputs	—	—
Total	$145,967,497	$—

10

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for the purposes of fair market valuation.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

11

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$1,491,683
Long-Term Capital Gains	1,909,773

* For tax purposes short-term capital gain distribution, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,027,021
Unrealized depreciation	(14,723,504)
Net unrealized depreciation	$(2,696,483)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's

12

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.10% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

13

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $118,520,651 and $68,142,435, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 91.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

14

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2008 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico 21st Century Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154635-0608 (08/08) 08-55367

Columbia Marsico Focused Equities Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

Columbia Marsico Focused Equities Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico
Marsico Capital Management, LLC

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico Focused Equities Fund, Variable Series returned less than its benchmark, the S&P 500 Index.1 The fund's return was also lower than the average return of its peer group, the Lipper VUF Large-Cap Core Funds Classification.2 Positions in the consumer discretionary and health care sectors generally accounted for the fund's shortfall against its benchmark. However, stock selection in the industrials sector and software and services industry helped offset some of the fund's losses in these sectors.

•  Consumer discretionary stocks were weak performers during the period as the outlook dimmed for consumer spending, a major component of the U.S. economy. Stock prices of gaming companies, which have been a significant allocation for the fund for an extended period of time, reflected worries about consumer spending and declined sharply during the period. Las Vegas Sands Corp, Wynn Resorts Ltd. (2.87% and 3.15% of net assets, respectively) and MGM Mirage were specific disappointments. MGM Mirage was sold during the period.

•  Health care investments were another area of disappointment. Health insurance companies came under pressure with lower earnings expectations. The fund's position in UnitedHealth Group Inc. lost 47% prior to being sold. By contrast, biotechnology giant Genentech (3.74% of net assets) rose 13%.

•  In the information technology sector, Apple Inc., Google Inc. (5.04% and 3.97% of net assets, respectively), Intel Corp. and Microsoft Corp. were down sharply. We sold Intel and Microsoft.

•  Industrial stocks were an area of strength for the fund. In particular, the fund's railroad positions, Union Pacific Corp. and Norfolk Southern Corp (4.67% and 1.58% of net assets, respectively), posted strong gains. Credit card company Visa (5.79% of net assets) appreciated nearly 85%. Several of the fund's energy positions also posted strong returns, including Petroleo Brasileiro S/A, Schlumberger Ltd. and Transocean, Inc. (3.66%, 4.56% and 5.26% of net assets, respectively). Finally, the fund's financial holdings held up much better than financials in the index, which were down 30% for the period.

•  At the end of the period, the fund had significant allocations in the information technology, consumer discretionary, industrials and energy sectors and no exposure to utilities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	-14.17	-4.41	8.55	5.84
S&P 500 Index	-11.91	-13.12	7.58	2.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	6/30/08
Class A	22.87	19.63

Annual operating expense ratio (%)*

Class A	1.06

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	858.28	1,019.59	4.90	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—96.4%
Consumer Discretionary—16.6%
Hotels, Restaurants & Leisure—14.3%
Las Vegas Sands Corp. (a)	93,690	$4,444,654
McDonald's Corp.	225,503	12,677,779
Wynn Resorts Ltd.	59,833	4,867,414
		21,989,847
Specialty Retail—2.3%
Lowe's Cos, Inc.	172,668	3,582,861
Consumer Staples—4.2%
Food & Staples Retailing—4.2%
CVS Caremark Corp.	164,847	6,522,996
Energy—13.5%
Energy Equipment & Services—9.8%
Schlumberger Ltd.	65,648	7,052,565
Transocean, Inc. (a)	53,408	8,138,845
		15,191,410
Oil, Gas & Consumable Fuels—3.7%
Petroleo Brasileiro SA, ADR	79,886	5,658,325
Financials—13.1%
Capital Markets—4.1%
Goldman Sachs Group, Inc.	36,607	6,402,564
Commercial Banks—6.8%
Industrial & Commercial Bank of China, Class H	11,170,000	7,635,526
Wells Fargo & Co.	119,955	2,848,931
		10,484,457
Real Estate Investment Trusts (REITs)—2.2%
ProLogis	62,280	3,384,918
Health Care—4.1%
Biotechnology—4.1%
Genentech, Inc. (a)	76,113	5,776,976
Gilead Sciences, Inc. (a)	11,239	595,105
		6,372,081

	Shares	Value
Industrials—14.0%
Aerospace & Defense—7.8%
General Dynamics Corp.	62,452	$5,258,458
Lockheed Martin Corp.	68,322	6,740,649
		11,999,107
Road & Rail—6.2%
Norfolk Southern Corp.	39,015	2,445,070
Union Pacific Corp.	95,564	7,215,082
		9,660,152
Information Technology—18.8%
Communications Equipment—0.6%
Research In Motion Ltd. (a)	8,289	968,984
Computers & Peripherals—5.0%
Apple, Inc. (a)	46,542	7,792,993
Internet Software & Services—4.0%
Google, Inc., Class A (a)	11,658	6,137,004
IT Services—9.2%
MasterCard, Inc., Class A	19,885	5,279,865
Visa, Inc., Class A (a)	110,062	8,949,141
		14,229,006
Materials—6.5%
Chemicals—6.5%
Air Products & Chemicals, Inc.	39,988	3,953,214
Monsanto Co.	48,105	6,082,396
		10,035,610
Telecommunication Services—5.6%
Diversified Telecommunication Services—2.4%
AT&T, Inc.	112,288	3,782,983
Wireless Telecommunication Services—3.2%
China Mobile Ltd., ADR	73,237	4,903,217
Total Common Stocks (cost of $120,521,856)		149,098,515

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—3.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by an U.S. Government Agency Obligation maturing 05/05/11, market value $5,032,463 (repurchase proceeds $4,933,301)	$4,933,000	$4,933,000
Total Short-Term Obligation (cost of $4,933,000)		4,933,000
Total Investments—99.6% (cost of $125,454,856) (b)		154,031,515
Other Assets & Liabilities, Net—0.4%		628,983
Net Assets—100.0%		$154,660,498

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $125,454,856.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information technology	18.8
Consumer discretionary	16.6
Industrials	14.0
Energy	13.5
Financials	13.1
Materials	6.5
Telecommunication services	5.6
Consumer staples	4.2
Health care	4.1
96.4
Short-term obligation	3.2
Other assets & liabilities, net	0.4
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$125,454,856
Investments, at value	$154,031,515
Cash	813
Foreign currency (cost of $214,243)	214,375
Receivable for:
Investments sold	259,418
Fund shares sold	438,230
Interest	301
Dividends	52,405
Total Assets	154,997,057
Liabilities
Payable for:
Fund shares repurchased	77,514
Investment advisory fee	98,128
Administration fee	25,513
Transfer agent fee	106
Pricing and bookkeeping fees	5,163
Trustees' fees	57,032
Audit fee	20,154
Custody fee	3,955
Reports to shareholders	37,016
Distribution fees—Class B	2
Chief compliance officer expenses	215
Other liabilities	11,761
Total Liabilities	336,559
Net Assets	$154,660,498
Net Assets Consist of
Paid-in capital	$99,855,193
Undistributed net investment income	441,698
Accumulated net realized gain	25,786,816
Net unrealized appreciation on:
Investments	28,576,659
Foreign currency translations	132
Net Assets	$154,660,498
Class A:
Net assets	$154,649,931
Shares outstanding	7,878,365
Net asset value per share	$19.63
Class B:
Net assets	$10,567
Shares outstanding	540
Net asset value and offering price per share	$19.57

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico Focused Equities Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,145,206
Interest	92,401
Foreign taxes withheld	(16,656)
Total Investment Income	1,220,951
Expenses
Investment advisory fee	628,329
Administration fee	163,590
Distribution fee—Class B	14
Transfer agent fee	182
Pricing and bookkeeping fees	33,333
Trustees' fees	14,924
Custody fee	10,475
Chief compliance officer expenses	364
Other expenses	55,984
Total Expenses	907,195
Fees and expenses waived or reimbursed by Investment Advisor	(8,211)
Custody earnings credit	(101)
Net Expenses	898,883
Net Investment Income	322,068
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	1,844,489
Foreign currency transactions	55
Net realized gain	1,844,544
Net change in unrealized appreciation (depreciation) on:
Investments	(29,538,553)
Foreign currency translations	132
Net change in unrealized appreciation (depreciation)	(29,538,421)
Net loss	(27,693,877)
Net Decrease Resulting from Operations	$(27,371,809)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico Focused Equities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$322,068	$(321,603)
Net realized gain on investments and foreign currency transactions	1,844,544	25,888,355
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,538,421)	411,679
Net Increase (Decrease) Resulting from Operations	(27,371,809)	25,978,431
Distributions to Shareholders
From net investment income:
Class A	—	(234,315)
Total Distributions to Shareholders	—	(234,315)
Share Transactions
Class A:
Subscriptions	2,171,055	8,152,569
Distributions reinvested	—	234,315
Redemptions	(19,360,016)	(41,817,012)
Net Decrease	(17,188,961)	(33,430,128)
Net Decrease from Share Transactions	(17,188,961)	(33,430,128)
Total Decrease in Net Assets	(44,560,770)	(7,686,012)
Net Assets
Beginning of period	199,221,268	206,907,280
End of period	$154,660,498	$199,221,268
Undistributed net investment income at end of period	$441,698	$119,630
Changes in Shares
Class A:
Subscriptions	107,757	383,100
Issued for distributions reinvested	—	10,970
Redemptions	(940,128)	(1,947,969)
Net Decrease	(832,371)	(1,553,899)

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico Focused Equities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)(b)		2005		2004		2003
Net Asset Value, Beginning of Period	$22.87		$20.16	$18.62		$16.89		$15.16		$11.39
Income from Investment Operations:
Net investment income (loss) (c)	0.04		(0.03)	0.02		(0.02)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.28)		2.76	1.52		1.75		1.75		3.81
Total from Investment Operations	(3.24)		2.73	1.54		1.73		1.73		3.77
Less Distributions to Shareholders:
From net investment income	—		(0.02)	—		—		—		—
Total Distributions to Shareholders	—		(0.02)	—		—		—		—
Net Asset Value, End of Period	$19.63		$22.87	$20.16		$18.62		$16.89		$15.16
Total return (d)	(14.17	)%(e)(f)	13.57%	8.27	%(f)	10.24	%(f)	11.41	%(f)	33.10	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.06	%(h)	1.06%	1.05%		1.05%		1.09%		1.08%
Waiver/Reimbursement	0.01	%(h)	—	0.18%		0.25%		0.25%		0.25%
Net investment income (loss) (g)	0.38	%(h)	(0.16)%	0.12%		(0.10)%		(0.16)%		(0.29)%
Portfolio turnover rate	41	%(e)	62%	67%		68%		99%		76%
Net assets, end of period (000's)	$154,650		$199,209	$206,896		$205,892		$195,738		$162,096

(a)  On May 1, 2006 Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$141,462,990	$—
Level 2— Other Significant Observable Inputs	12,568,525	—
Level 3— Significant Unobservable Inputs	—	—
Total	$154,031,515	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and

10

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's

11

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$234,315
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$34,367,841
Unrealized depreciation	(5,791,182)
Net unrealized appreciation	$28,576,659

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled. Columbia has contractually agreed to waive its advisory fees in the amount that equals the difference between the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate to which Marsico is entitled from the Fund as described above and the annual rate of 0.45%.

12

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $67,310,749 and $82,270,758, respectively.

13

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 94.2% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated

14

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico Focused Equities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154838-0608 (08/08) 08-53546

Columbia Marsico Focused Equities Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

Columbia Marsico Focused Equities Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico
Marsico Capital Management, LLC

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico Focused Equities Fund, Variable Series returned less than its benchmark, the S&P 500 Index.1 The fund's return was also lower than the average return of its peer group, the Lipper VUF Large-Cap Core Funds Classification.2 Positions in the consumer discretionary and health care sectors generally accounted for the fund's shortfall against its benchmark. However, stock selection in the industrials sector and software and services industry helped offset some of the fund's losses in these sectors.

•  Consumer discretionary stocks were weak performers during the period as the outlook dimmed for consumer spending, a major component of the U.S. economy. Stock prices of gaming companies, which have been a significant allocation for the fund for an extended period of time, reflected worries about consumer spending and declined sharply during the period. Las Vegas Sands Corp, Wynn Resorts Ltd. (2.87% and 3.15% of net assets, respectively) and MGM Mirage were specific disappointments. MGM Mirage was sold during the period.

•  Health care investments were another area of disappointment. Health insurance companies came under pressure with lower earnings expectations. The fund's position in UnitedHealth Group Inc. lost 47% prior to being sold. By contrast, biotechnology giant Genentech (3.74% of net assets) rose 13%.

•  In the information technology sector, Apple Inc., Google Inc. (5.04% and 3.97% of net assets, respectively), Intel Corp. and Microsoft Corp. were down sharply. We sold Intel and Microsoft.

•  Industrial stocks were an area of strength for the fund. In particular, the fund's railroad positions, Union Pacific Corp. and Norfolk Southern Corp (4.67% and 1.58% of net assets, respectively), posted strong gains. Credit card company Visa (5.79% of net assets) appreciated nearly 85%. Several of the fund's energy positions also posted strong returns, including Petroleo Brasileiro S/A, Schlumberger Ltd. and Transocean, Inc. (3.66%, 4.56% and 5.26% of net assets, respectively). Finally, the fund's financial holdings held up much better than financials in the index, which were down 30% for the period.

•  At the end of the period, the fund had significant allocations in the information technology, consumer discretionary, industrials and energy sectors and no exposure to utilities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total returns as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (10/02/06)	-14.28	-4.68	8.43	5.79
S&P 500 Index	-11.91	-13.12	7.58	2.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	22.83	19.57

Annual operating expense ratio (%)*

Class B	1.31

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to October 2, 2006 would be lower.

Inception date of Class A shares (oldest existing share class) is March 27, 1998.

2

Understanding Your Expenses

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	857.18	1,018.35	6.05	6.57	1.31

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—96.4%
Consumer Discretionary—16.6%
Hotels, Restaurants & Leisure—14.3%
Las Vegas Sands Corp. (a)	93,690	$4,444,654
McDonald's Corp.	225,503	12,677,779
Wynn Resorts Ltd.	59,833	4,867,414
		21,989,847
Specialty Retail—2.3%
Lowe's Cos, Inc.	172,668	3,582,861
Consumer Staples—4.2%
Food & Staples Retailing—4.2%
CVS Caremark Corp.	164,847	6,522,996
Energy—13.5%
Energy Equipment & Services—9.8%
Schlumberger Ltd.	65,648	7,052,565
Transocean, Inc. (a)	53,408	8,138,845
		15,191,410
Oil, Gas & Consumable Fuels—3.7%
Petroleo Brasileiro SA, ADR	79,886	5,658,325
Financials—13.1%
Capital Markets—4.1%
Goldman Sachs Group, Inc.	36,607	6,402,564
Commercial Banks—6.8%
Industrial & Commercial Bank of China, Class H	11,170,000	7,635,526
Wells Fargo & Co.	119,955	2,848,931
		10,484,457
Real Estate Investment Trusts (REITs)—2.2%
ProLogis	62,280	3,384,918
Health Care—4.1%
Biotechnology—4.1%
Genentech, Inc. (a)	76,113	5,776,976
Gilead Sciences, Inc. (a)	11,239	595,105
		6,372,081

	Shares	Value
Industrials—14.0%
Aerospace & Defense—7.8%
General Dynamics Corp.	62,452	$5,258,458
Lockheed Martin Corp.	68,322	6,740,649
		11,999,107
Road & Rail—6.2%
Norfolk Southern Corp.	39,015	2,445,070
Union Pacific Corp.	95,564	7,215,082
		9,660,152
Information Technology—18.8%
Communications Equipment—0.6%
Research In Motion Ltd. (a)	8,289	968,984
Computers & Peripherals—5.0%
Apple, Inc. (a)	46,542	7,792,993
Internet Software & Services—4.0%
Google, Inc., Class A (a)	11,658	6,137,004
IT Services—9.2%
MasterCard, Inc., Class A	19,885	5,279,865
Visa, Inc., Class A (a)	110,062	8,949,141
		14,229,006
Materials—6.5%
Chemicals—6.5%
Air Products & Chemicals, Inc.	39,988	3,953,214
Monsanto Co.	48,105	6,082,396
		10,035,610
Telecommunication Services—5.6%
Diversified Telecommunication Services—2.4%
AT&T, Inc.	112,288	3,782,983
Wireless Telecommunication Services—3.2%
China Mobile Ltd., ADR	73,237	4,903,217
Total Common Stocks (cost of $120,521,856)		149,098,515

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—3.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by an U.S. Government Agency Obligation maturing 05/05/11, market value $5,032,463 (repurchase proceeds $4,933,301)	$4,933,000	$4,933,000
Total Short-Term Obligation (cost of $4,933,000)		4,933,000
Total Investments—99.6% (cost of $125,454,856) (b)		154,031,515
Other Assets & Liabilities, Net—0.4%		628,983
Net Assets—100.0%		$154,660,498

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $125,454,856.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information technology	18.8
Consumer discretionary	16.6
Industrials	14.0
Energy	13.5
Financials	13.1
Materials	6.5
Telecommunication services	5.6
Consumer staples	4.2
Health care	4.1
96.4
Short-term obligation	3.2
Other assets & liabilities, net	0.4
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$125,454,856
Investments, at value	$154,031,515
Cash	813
Foreign currency (cost of $214,243)	214,375
Receivable for:
Investments sold	259,418
Fund shares sold	438,230
Interest	301
Dividends	52,405
Total Assets	154,997,057
Liabilities
Payable for:
Fund shares repurchased	77,514
Investment advisory fee	98,128
Administration fee	25,513
Transfer agent fee	106
Pricing and bookkeeping fees	5,163
Trustees' fees	57,032
Audit fee	20,154
Custody fee	3,955
Reports to shareholders	37,016
Distribution fees—Class B	2
Chief compliance officer expenses	215
Other liabilities	11,761
Total Liabilities	336,559
Net Assets	$154,660,498
Net Assets Consist of
Paid-in capital	$99,855,193
Undistributed net investment income	441,698
Accumulated net realized gain	25,786,816
Net unrealized appreciation on:
Investments	28,576,659
Foreign currency translations	132
Net Assets	$154,660,498
Class A:
Net assets	$154,649,931
Shares outstanding	7,878,365
Net asset value per share	$19.63
Class B:
Net assets	$10,567
Shares outstanding	540
Net asset value and offering price per share	$19.57

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico Focused Equities Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,145,206
Interest	92,401
Foreign taxes withheld	(16,656)
Total Investment Income	1,220,951
Expenses
Investment advisory fee	628,329
Administration fee	163,590
Distribution fee—Class B	14
Transfer agent fee	182
Pricing and bookkeeping fees	33,333
Trustees' fees	14,924
Custody fee	10,475
Chief compliance officer expenses	364
Other expenses	55,984
Total Expenses	907,195
Fees and expenses waived or reimbursed by Investment Advisor	(8,211)
Custody earnings credit	(101)
Net Expenses	898,883
Net Investment Income	322,068
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	1,844,489
Foreign currency transactions	55
Net realized gain	1,844,544
Net change in unrealized appreciation (depreciation) on:
Investments	(29,538,553)
Foreign currency translations	132
Net change in unrealized appreciation (depreciation)	(29,538,421)
Net loss	(27,693,877)
Net Decrease Resulting from Operations	$(27,371,809)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico Focused Equities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$322,068	$(321,603)
Net realized gain on investments and foreign currency transactions	1,844,544	25,888,355
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,538,421)	411,679
Net Increase (Decrease) Resulting from Operations	(27,371,809)	25,978,431
Distributions to Shareholders
From net investment income:
Class A	—	(234,315)
Total Distributions to Shareholders	—	(234,315)
Share Transactions
Class A:
Subscriptions	2,171,055	8,152,569
Distributions reinvested	—	234,315
Redemptions	(19,360,016)	(41,817,012)
Net Decrease	(17,188,961)	(33,430,128)
Net Decrease from Share Transactions	(17,188,961)	(33,430,128)
Total Decrease in Net Assets	(44,560,770)	(7,686,012)
Net Assets
Beginning of period	199,221,268	206,907,280
End of period	$154,660,498	$199,221,268
Undistributed net investment income at end of period	$441,698	$119,630
Changes in Shares
Class A:
Subscriptions	107,757	383,100
Issued for distributions reinvested	—	10,970
Redemptions	(940,128)	(1,947,969)
Net Decrease	(832,371)	(1,553,899)

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico Focused Equities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2008		Year Ended December 31, 2007	Period Ended December 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$22.83		$20.15	$18.50
Income from Investment Operations:
Net investment income (loss) (c)	0.01		(0.08)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(3.27)		2.76	1.63
Total from Investment Operations	(3.26)		2.68	1.65
Net Asset Value, End of Period	$19.57		$22.83	$20.15
Total return (d)	(14.28	)%(e)(f)	13.30%	8.92	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.31	%(h)	1.31%	1.37	%(h)
Waiver/Reimbursement	0.01	%(h)	—	—	%(h)(i)
Net investment income (loss) (g)	0.13	%(h)	(0.39)%	0.39	%(h)
Portfolio turnover rate	41	%(e)	62%	67	%(e)
Net assets, end of period (000's)	$11		$12	$11

(a)  On May 1, 2006 Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006, which had an impact of 0.02%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$141,462,990	$—
Level 2— Other Significant Observable Inputs	12,568,525	—
Level 3— Significant Unobservable Inputs	—	—
Total	$154,031,515	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and

10

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's

11

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$234,315
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$34,367,841
Unrealized depreciation	(5,791,182)
Net unrealized appreciation	$28,576,659

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled. Columbia has contractually agreed to waive its advisory fees in the amount that equals the difference between the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate to which Marsico is entitled from the Fund as described above and the annual rate of 0.45%.

12

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $67,310,749 and $82,270,758, respectively.

13

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 94.2% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated

14

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2008 (Unaudited)

or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico Focused Equities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154735-0608 (08/08) 08/55366

Columbia Marsico Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

Columbia Marsico Growth Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico has managed the fund since the fund's inception.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico Growth Fund, Variable Series underperformed its benchmark, the S&P 500 Index1 and the average return of the fund's peer group, the Lipper VUF Large-Cap Core Classification.2 Its modest shortfall to the index was primarily the result of stock selection in the health care and consumer discretionary sectors. By contrast, industrial and energy holdings were areas of strength for the fund in an environment that was generally difficult for the stock market overall.

•  Consumer discretionary stocks were weak performers during the period as the outlook dimmed for consumer spending, a major component of the U.S. economy. Stock prices of gaming companies, which have been a significant allocation for the fund for an extended period of time, reflected worries about consumer spending and declined sharply during the period. Las Vegas Sands Corp, Wynn Resorts Ltd. and MGM Mirage (1.38%, 0.94% and 0.44% of net assets, respectively) were specific disappointments.

•  Health care investments were another area of disappointment. Health insurance companies came under pressure with lower earnings expectations. The fund's position in UnitedHealth Group Inc. lost 41% prior to being sold. By contrast, biotechnology giant Genentech (3.31% of net assets) rose 13%.

•  In the information technology sector, Apple Inc., Google Inc., (3.71% and 3.52% of net assets, respectively) Intel Corp. and Microsoft Corp. were down sharply. We sold Intel and Microsoft.

•  In the industrials sector, the fund's railroad positions, Union Pacific Corp. and Norfolk Southern Corp (3.63% and 1.44% of net assets, respectively), posted strong gains. Credit card company MasterCard, Inc. (3.50% of net assets) appreciated nearly 24%. Several of the fund's energy positions also posted strong returns, including Petroleo Brasileiro S/A, Petrohawk Energy Corp, Schlumberger Ltd., Hess Corp. and Transocean, Inc. (3.10%, 0.60%, 3.24%, 1.12% and 3.30% of net assets, respectively). Finally, although the financial sector produced double-digit losses, the fund's financial holdings held up much better than financials in the index, which were down 30% for the period.

•  At the end of the period, the fund emphasized investments in the energy, industrials and information technology sectors. Cash and cash equivalents represented approximately 14% of net assets. We plan to put this cash to use going forward as we add selectively to existing holdings and identify new opportunities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is less focused.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	-12.25	-3.72	8.86	5.81
S&P 500 Index	-11.91	-13.12	7.58	2.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	22.28	19.55

Annual operating expense ratio (%)*

Class A	0.99

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	877.52	1,020.19	4.39	4.72	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—85.4%
Consumer Discretionary—9.6%
Hotels, Restaurants & Leisure—8.6%
Las Vegas Sands Corp. (a)	421,884	$20,014,177
McDonald's Corp.	1,224,029	68,814,910
MGM Mirage (a)	186,600	6,323,874
Starbucks Corp. (a)	141,530	2,227,682
Wynn Resorts Ltd.	167,768	13,647,927
Yum! Brands, Inc.	390,056	13,687,065
		124,715,635
Specialty Retail—1.0%
Lowe's Companies, Inc.	720,781	14,956,206
Consumer Staples—4.4%
Beverages—1.5%
Coca-Cola Co.	296,629	15,418,776
Heineken NV, ADR	266,574	6,808,193
		22,226,969
Food & Staples Retailing—2.9%
Costco Wholesale Corp.	153,513	10,767,402
CVS Caremark Corp.	774,372	30,641,900
		41,409,302
Energy—14.9%
Energy Equipment & Services—9.1%
Cameron International Corp. (a)	398,308	22,046,348
FMC Technologies, Inc. (a)	54,820	4,217,303
Schlumberger Ltd.	438,372	47,094,304
Transocean, Inc. (a)	314,481	47,923,759
Weatherford International Ltd. (a)	215,950	10,708,960
		131,990,674
Oil, Gas & Consumable Fuels—5.8%
Hess Corp.	129,255	16,310,688
PetroHawk Energy Corp. (a)	187,729	8,693,730
Petroleo Brasileiro SA, ADR	636,719	45,098,807
XTO Energy, Inc.	202,509	13,873,892
		83,977,117
Financials—8.7%
Capital Markets—3.4%
Goldman Sachs Group, Inc.	286,224	50,060,578
Commercial Banks—4.4%
Industrial & Commercial Bank of China, Class H	57,978,000	39,632,273
Wells Fargo & Co.	994,781	23,626,049
		63,258,322
Real Estate Management & Development—0.9%
St. Joe Co.	379,854	13,036,589

	Shares	Value
Health Care—5.4%
Biotechnology—5.4%
Amylin Pharmaceuticals, Inc. (a)	112,574	$2,858,254
Genentech, Inc. (a)	632,864	48,034,378
Gilead Sciences, Inc. (a)	528,336	27,975,391
		78,868,023
Industrials—14.8%
Aerospace & Defense—5.3%
General Dynamics Corp.	376,093	31,667,031
Lockheed Martin Corp.	400,734	39,536,416
Precision Castparts Corp.	60,340	5,814,966
		77,018,413
Construction & Engineering—1.4%
Jacobs Engineering Group, Inc. (a)	255,318	20,604,163
Electrical Equipment—0.5%
Vestas Wind Systems A/S (a)	51,300	6,714,943
Industrial Conglomerates—1.6%
McDermott International, Inc. (a)	375,822	23,259,623
Road & Rail—6.0%
CSX Corp.	211,077	13,257,747
Norfolk Southern Corp.	333,081	20,874,186
Union Pacific Corp.	698,850	52,763,175
		86,895,108
Information Technology—12.8%
Communications Equipment—0.7%
QUALCOMM, Inc.	233,521	10,361,327
Computers & Peripherals—3.7%
Apple, Inc. (a)	322,230	53,954,191
Seagate Technology, Inc., Escrow Shares (a)(b)	4,500	45
		53,954,236
Internet Software & Services—3.5%
Google, Inc., Class A (a)	97,011	51,068,531
IT Services—4.9%
MasterCard, Inc., Class A	191,446	50,832,742
Visa, Inc., Class A	236,657	19,242,580
		70,075,322
Materials—8.2%
Chemicals—8.2%
Air Products & Chemicals, Inc.	173,662	17,168,225
Monsanto Co.	421,344	53,274,735
Potash Corp. of Saskatchewan, Inc.	102,633	23,458,825
Praxair, Inc.	271,324	25,569,574
		119,471,359

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services—6.3%
Diversified Telecommunication Services—1.7%
AT&T, Inc.	757,719	$25,527,553
Wireless Telecommunication Services—4.6%
America Movil SAB de CV, Series L, ADR	644,012	33,971,633
China Mobile Ltd.	2,406,500	32,344,891
		66,316,524
Utilities—0.3%
Gas Utilities—0.3%
Equitable Resources, Inc.	68,242	4,712,792
Total Common Stocks (cost of $1,090,158,575)		1,240,479,309
PREFERRED STOCK—0.8%
Financials—0.8%
Lehman Brothers Holdings, Inc. 7.250%	15,113	11,939,270
Total Preferred Stock (cost of $14,545,797)		11,939,270
	Par
SHORT-TERM OBLIGATION—13.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 06/23/10, market value $202,507,500 (repurchase proceeds $198,545,133)	$198,533,000	198,533,000
Total Short-Term Obligation (cost of $198,533,000)		198,533,000
Total Investments—99.9% (cost of $1,303,237,372) (c)		1,450,951,579
Other Assets & Liabilities, Net—0.1%		1,581,880
Net Assets—100.0%		$1,452,533,459

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $1,303,237,372.

At June 30, 2008, the Fund held investments in the following sectors:
Sector	% of Net Assets
Energy	14.9
Industrials	14.8
Information Technology	12.8
Consumer Discretionary	9.6
Financials	9.5
Materials	8.2
Telecommunication Services	6.3
Health Care	5.4
Consumer Staples	4.4
Utilities	0.3
86.2
Short-Term Obligation	13.7
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$1,104,704,372
Repurchase agreement, at cost	198,533,000
Total investments, at cost	1,303,237,372
Investments, at value	$1,252,418,579
Repurchase agreement, at value	198,533,000
Total investments, at value	1,450,951,579
Cash	746
Foreign currency (cost of $1,112,030)	1,112,715
Receivable for:
Fund shares sold	1,534,606
Interest	12,133
Dividends	651,352
Total Assets	1,454,263,131
Liabilities
Payable for:
Fund shares repurchased	438,923
Investment advisory fee	847,724
Administration fee	260,416
Transfer agent fee	31
Pricing and bookkeeping fees	12,051
Trustees' fees	66,845
Custody fee	7,983
Distribution fees—Class B	2,561
Chief compliance officer expenses	125
Other liabilities	93,013
Total Liabilities	1,729,672
Net Assets	$1,452,533,459
Net Assets Consist of
Paid-in capital	$1,424,455,594
Undistributed net investment income	7,941,266
Accumulated net realized loss	(127,578,293)
Net unrealized appreciation on:
Investments	147,714,207
Foreign currency translations	685
Net Assets	$1,452,533,459
Class A:
Net assets	$1,439,696,417
Shares outstanding	73,654,255
Net asset value per share	$19.55
Class B:
Net assets	$12,837,042
Shares outstanding	658,736
Net asset value per share	$19.49

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment income
Dividends	$7,500,012
Interest	2,186,760
Foreign taxes withheld	(101,528)
Total Investment Income	9,585,244
Expenses
Investment advisory fee	4,723,628
Administration fee	1,493,560
Distribution fee—Class B	13,642
Transfer agent fee	182
Pricing and bookkeeping fees	71,820
Trustees' fees	13,468
Custody fee	46,687
Chief compliance officer expenses	364
Other expenses	97,776
Total Expenses	6,461,127
Fees and expenses waived or reimbursed by Investment Advisor	(66,836)
Custody earnings credit	(459)
Net Expenses	6,393,832
Net Investment Income	3,191,412
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(101,497,363)
Foreign currency transactions	(22,296)
Net realized loss	(101,519,659)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,808,650)
Foreign currency translations	685
Net change in unrealized appreciation (depreciation)	(73,807,965)
Net loss	(175,327,624)
Net Decrease Resulting from Operations	$(172,136,212)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$3,191,412	$4,528,434
Net realized loss on investments and foreign currency transactions	(101,519,659)	(10,518,155)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(73,807,965)	146,011,363
Net Increase (Decrease) Resulting from Operations	(172,136,212)	140,021,642
Distributions to Shareholders
From net investment income—Class A	—	(629,439)
Share Transactions
Class A:
Subscriptions	303,343,904	745,735,932
Distributions reinvested	—	629,439
Redemptions	(26,540,662)	(70,857,190)
Net Increase	276,803,242	675,508,181
Class B:
Subscriptions	6,057,188	7,902,615
Redemptions	(93,581)	(259,687)
Net Increase	5,963,607	7,642,928
Net Increase from Share Transactions	282,766,849	683,151,109
Total Increase in Net Assets	110,630,637	822,543,312
Net Assets
Beginning of period	1,341,902,822	519,359,510
End of period	$1,452,533,459	$1,341,902,822
Undistributed net investment income at end of period	$7,941,266	$4,749,854
Changes in Shares
Class A:
Subscriptions	15,065,843	35,850,892
Distributions reinvested	—	29,931
Redemptions	(1,292,224)	(3,356,534)
Net Increase	13,773,619	32,524,289
Class B:
Subscriptions	301,663	373,088
Redemptions	(4,635)	(11,942)
Net Increase	297,028	361,146

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)(b)		2005		2004		2003
Net Asset Value, Beginning of Period	$22.28		$18.98	$17.89		$16.65		$14.73		$11.28
Income from Investment Operations:
Net investment income (loss) (c)	0.05		0.11	0.04		(0.03)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.78)		3.21	1.05		1.27		1.94		3.49
Total from Investment Operations	(2.73)		3.32	1.09		1.24		1.92		3.45
Less Distributions to Shareholders:
From net investment income	—		(0.02)	—		—		—		—
Net Asset Value, End of Period	$19.55		$22.28	$18.98		$17.89		$16.65		$14.73
Total return (d)	(12.25	)%(e)(f)	17.48%	6.09	%(f)	7.45	%(f)	13.03	%(f)	30.59	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.94	%(h)	0.99%	1.01%		1.09%		1.12%		1.13%
Interest expense	—		—	—		—		—	%(i)	—	%(i)
Net expenses (g)	0.94	%(h)	0.99%	1.01%		1.09%		1.12%		1.13%
Waiver/Reimbursement	0.01	%(h)	—	0.15%		0.25%		0.25%		0.25%
Net investment income (loss) (g)	0.47	%(h)	0.51%	0.21%		(0.15)%		(0.11)%		(0.34)%
Portfolio turnover rate	34	%(e)	53%	54%		69%		77%		83%
Net assets, end of period (000's)	$1,439,696		$1,333,860	$519,349		$172,227		$153,100		$95,596

(a)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006 which had a 0.05% impact.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$1,154,978,964	$—
Level 2—Other Significant Observable Inputs	295,972,570	—
Level 3—Significant Unobservable Inputs	45	—
Total	$1,450,951,579	$—

10

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

The following table reconciles asset balances for the six month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 01, 2008	$45	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and out of Level 3	—	—
Balance as of June 30, 2008	$45	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains, as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies

11

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Dividends and Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$629,439
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$204,708,592
Unrealized depreciation	(56,994,385)
Net unrealized appreciation	$147,714,207

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$2,838,533
2010	7,897,511
2011	192,915
$10,928,959

Of the capital loss carryforwards attributable to the Fund, $1,388,148 (expiring December 31, 2009) remains from the Fund's merger with Nations Separate Account Trust Capital Growth Portfolio. In addition, the Fund utilized capital loss carryforwards of $2,882,492 to offset realized gains during the year ended December 31, 2007. The availability of a portion of the remaining capital loss carryforwards acquired by the Fund as a result of a merger may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.74%
$500 million to $1 billion	0.69%
$1 billion to $1.5 billion	0.64%
$1.5 billion to $3 billion	0.59%
$3 billion to $6 billion	0.57%
Over $6 billion	0.55%

12

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.69% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled. Columbia has contractually agreed to waive its advisory fees in the amount that equals the difference between the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate to which Marsico is entitled from the Fund as described above and the annual rate of 0.45%.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

13

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $601,594,617 and $415,659,848, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes. Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had one shareholder that held 85.1% of the shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant

14

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154636-0608 (08/08) 08-53550

Columbia Marsico Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

Columbia Marsico Growth Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico has managed the fund since the fund's inception.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico Growth Fund, Variable Series underperformed its benchmark, the S&P 500 Index1 and the average return of the fund's peer group, the Lipper VUF Large-Cap Core Classification.2 Its modest shortfall to the index was primarily the result of stock selection in the health care and consumer discretionary sectors. By contrast, industrial and energy holdings were areas of strength for the fund in an environment that was generally difficult for the stock market overall.

•  Consumer discretionary stocks were weak performers during the period as the outlook dimmed for consumer spending, a major component of the U.S. economy. Stock prices of gaming companies, which have been a significant allocation for the fund for an extended period of time, reflected worries about consumer spending and declined sharply during the period. Las Vegas Sands Corp, Wynn Resorts Ltd. and MGM Mirage (1.38%, 0.94% and 0.44% of net assets, respectively) were specific disappointments.

•  Health care investments were another area of disappointment. Health insurance companies came under pressure with lower earnings expectations. The fund's position in UnitedHealth Group Inc. lost 41% prior to being sold. By contrast, biotechnology giant Genentech (3.31% of net assets) rose 13%.

•  In the information technology sector, Apple Inc., Google Inc., (3.71% and 3.52% of net assets, respectively) Intel Corp. and Microsoft Corp. were down sharply. We sold Intel and Microsoft.

•  In the industrials sector, the fund's railroad positions, Union Pacific Corp. and Norfolk Southern Corp (3.63% and 1.44% of net assets, respectively), posted strong gains. Credit card company MasterCard, Inc. (3.50% of net assets) appreciated nearly 24%. Several of the fund's energy positions also posted strong returns, including Petroleo Brasileiro S/A, Petrohawk Energy Corp, Schlumberger Ltd., Hess Corp. and Transocean, Inc. (3.10%, 0.60%, 3.24%, 1.12% and 3.30% of net assets, respectively). Finally, although the financial sector produced double-digit losses, the fund's financial holdings held up much better than financials in the index, which were down 30% for the period.

•  At the end of the period, the fund emphasized investments in the energy, industrials and information technology sectors. Cash and cash equivalents represented approximately 14% of net assets. We plan to put this cash to use going forward as we add selectively to existing holdings and identify new opportunities.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is less focused.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total returns as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (10/02/06)	-12.37	-3.94	8.75	5.76
S&P 500 Index	-11.91	-13.12	7.58	2.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	22.24	19.49

Annual operating expense ratio (%)*

Class B	1.24

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to October 2, 2006 would be lower.

Inception date of Class A shares (oldest existing share class) is March 27, 1998.

2

Understanding Your Expenses

Columbia Marsico Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	876.28	1,018.95	5.55	5.97	1.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—85.4%
Consumer Discretionary—9.6%
Hotels, Restaurants & Leisure—8.6%
Las Vegas Sands Corp. (a)	421,884	$20,014,177
McDonald's Corp.	1,224,029	68,814,910
MGM Mirage (a)	186,600	6,323,874
Starbucks Corp. (a)	141,530	2,227,682
Wynn Resorts Ltd.	167,768	13,647,927
Yum! Brands, Inc.	390,056	13,687,065
		124,715,635
Specialty Retail—1.0%
Lowe's Companies, Inc.	720,781	14,956,206
Consumer Staples—4.4%
Beverages—1.5%
Coca-Cola Co.	296,629	15,418,776
Heineken NV, ADR	266,574	6,808,193
		22,226,969
Food & Staples Retailing—2.9%
Costco Wholesale Corp.	153,513	10,767,402
CVS Caremark Corp.	774,372	30,641,900
		41,409,302
Energy—14.9%
Energy Equipment & Services—9.1%
Cameron International Corp. (a)	398,308	22,046,348
FMC Technologies, Inc. (a)	54,820	4,217,303
Schlumberger Ltd.	438,372	47,094,304
Transocean, Inc. (a)	314,481	47,923,759
Weatherford International Ltd. (a)	215,950	10,708,960
		131,990,674
Oil, Gas & Consumable Fuels—5.8%
Hess Corp.	129,255	16,310,688
PetroHawk Energy Corp. (a)	187,729	8,693,730
Petroleo Brasileiro SA, ADR	636,719	45,098,807
XTO Energy, Inc.	202,509	13,873,892
		83,977,117
Financials—8.7%
Capital Markets—3.4%
Goldman Sachs Group, Inc.	286,224	50,060,578
Commercial Banks—4.4%
Industrial & Commercial Bank of China, Class H	57,978,000	39,632,273
Wells Fargo & Co.	994,781	23,626,049
		63,258,322
Real Estate Management & Development—0.9%
St. Joe Co.	379,854	13,036,589

	Shares	Value
Health Care—5.4%
Biotechnology—5.4%
Amylin Pharmaceuticals, Inc. (a)	112,574	$2,858,254
Genentech, Inc. (a)	632,864	48,034,378
Gilead Sciences, Inc. (a)	528,336	27,975,391
		78,868,023
Industrials—14.8%
Aerospace & Defense—5.3%
General Dynamics Corp.	376,093	31,667,031
Lockheed Martin Corp.	400,734	39,536,416
Precision Castparts Corp.	60,340	5,814,966
		77,018,413
Construction & Engineering—1.4%
Jacobs Engineering Group, Inc. (a)	255,318	20,604,163
Electrical Equipment—0.5%
Vestas Wind Systems A/S (a)	51,300	6,714,943
Industrial Conglomerates—1.6%
McDermott International, Inc. (a)	375,822	23,259,623
Road & Rail—6.0%
CSX Corp.	211,077	13,257,747
Norfolk Southern Corp.	333,081	20,874,186
Union Pacific Corp.	698,850	52,763,175
		86,895,108
Information Technology—12.8%
Communications Equipment—0.7%
QUALCOMM, Inc.	233,521	10,361,327
Computers & Peripherals—3.7%
Apple, Inc. (a)	322,230	53,954,191
Seagate Technology, Inc., Escrow Shares (a)(b)	4,500	45
		53,954,236
Internet Software & Services—3.5%
Google, Inc., Class A (a)	97,011	51,068,531
IT Services—4.9%
MasterCard, Inc., Class A	191,446	50,832,742
Visa, Inc., Class A	236,657	19,242,580
		70,075,322
Materials—8.2%
Chemicals—8.2%
Air Products & Chemicals, Inc.	173,662	17,168,225
Monsanto Co.	421,344	53,274,735
Potash Corp. of Saskatchewan, Inc.	102,633	23,458,825
Praxair, Inc.	271,324	25,569,574
		119,471,359

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services—6.3%
Diversified Telecommunication Services—1.7%
AT&T, Inc.	757,719	$25,527,553
Wireless Telecommunication Services—4.6%
America Movil SAB de CV, Series L, ADR	644,012	33,971,633
China Mobile Ltd.	2,406,500	32,344,891
		66,316,524
Utilities—0.3%
Gas Utilities—0.3%
Equitable Resources, Inc.	68,242	4,712,792
Total Common Stocks (cost of $1,090,158,575)		1,240,479,309
PREFERRED STOCK—0.8%
Financials—0.8%
Lehman Brothers Holdings, Inc. 7.250%	15,113	11,939,270
Total Preferred Stock (cost of $14,545,797)		11,939,270
	Par
SHORT-TERM OBLIGATION—13.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 06/23/10, market value $202,507,500 (repurchase proceeds $198,545,133)	$198,533,000	198,533,000
Total Short-Term Obligation (cost of $198,533,000)		198,533,000
Total Investments—99.9% (cost of $1,303,237,372) (c)		1,450,951,579
Other Assets & Liabilities, Net—0.1%		1,581,880
Net Assets—100.0%		$1,452,533,459

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $1,303,237,372.

At June 30, 2008, the Fund held investments in the following sectors:
Sector	% of Net Assets
Energy	14.9
Industrials	14.8
Information Technology	12.8
Consumer Discretionary	9.6
Financials	9.5
Materials	8.2
Telecommunication Services	6.3
Health Care	5.4
Consumer Staples	4.4
Utilities	0.3
86.2
Short-Term Obligation	13.7
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$1,104,704,372
Repurchase agreement, at cost	198,533,000
Total investments, at cost	1,303,237,372
Investments, at value	$1,252,418,579
Repurchase agreement, at value	198,533,000
Total investments, at value	1,450,951,579
Cash	746
Foreign currency (cost of $1,112,030)	1,112,715
Receivable for:
Fund shares sold	1,534,606
Interest	12,133
Dividends	651,352
Total Assets	1,454,263,131
Liabilities
Payable for:
Fund shares repurchased	438,923
Investment advisory fee	847,724
Administration fee	260,416
Transfer agent fee	31
Pricing and bookkeeping fees	12,051
Trustees' fees	66,845
Custody fee	7,983
Distribution fees—Class B	2,561
Chief compliance officer expenses	125
Other liabilities	93,013
Total Liabilities	1,729,672
Net Assets	$1,452,533,459
Net Assets Consist of
Paid-in capital	$1,424,455,594
Undistributed net investment income	7,941,266
Accumulated net realized loss	(127,578,293)
Net unrealized appreciation on:
Investments	147,714,207
Foreign currency translations	685
Net Assets	$1,452,533,459
Class A:
Net assets	$1,439,696,417
Shares outstanding	73,654,255
Net asset value per share	$19.55
Class B:
Net assets	$12,837,042
Shares outstanding	658,736
Net asset value per share	$19.49

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment income
Dividends	$7,500,012
Interest	2,186,760
Foreign taxes withheld	(101,528)
Total Investment Income	9,585,244
Expenses
Investment advisory fee	4,723,628
Administration fee	1,493,560
Distribution fee—Class B	13,642
Transfer agent fee	182
Pricing and bookkeeping fees	71,820
Trustees' fees	13,468
Custody fee	46,687
Chief compliance officer expenses	364
Other expenses	97,776
Total Expenses	6,461,127
Fees and expenses waived or reimbursed by Investment Advisor	(66,836)
Custody earnings credit	(459)
Net Expenses	6,393,832
Net Investment Income	3,191,412
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(101,497,363)
Foreign currency transactions	(22,296)
Net realized loss	(101,519,659)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,808,650)
Foreign currency translations	685
Net change in unrealized appreciation (depreciation)	(73,807,965)
Net loss	(175,327,624)
Net Decrease Resulting from Operations	$(172,136,212)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$3,191,412	$4,528,434
Net realized loss on investments and foreign currency transactions	(101,519,659)	(10,518,155)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(73,807,965)	146,011,363
Net Increase (Decrease) Resulting from Operations	(172,136,212)	140,021,642
Distributions to Shareholders
From net investment income—Class A	—	(629,439)
Share Transactions
Class A:
Subscriptions	303,343,904	745,735,932
Distributions reinvested	—	629,439
Redemptions	(26,540,662)	(70,857,190)
Net Increase	276,803,242	675,508,181
Class B:
Subscriptions	6,057,188	7,902,615
Redemptions	(93,581)	(259,687)
Net Increase	5,963,607	7,642,928
Net Increase from Share Transactions	282,766,849	683,151,109
Total Increase in Net Assets	110,630,637	822,543,312
Net Assets
Beginning of period	1,341,902,822	519,359,510
End of period	$1,452,533,459	$1,341,902,822
Undistributed net investment income at end of period	$7,941,266	$4,749,854
Changes in Shares
Class A:
Subscriptions	15,065,843	35,850,892
Distributions reinvested	—	29,931
Redemptions	(1,292,224)	(3,356,534)
Net Increase	13,773,619	32,524,289
Class B:
Subscriptions	301,663	373,088
Redemptions	(4,635)	(11,942)
Net Increase	297,028	361,146

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2008		Year Ended December 31, 2007	Period Ended December 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$22.24		$18.98	$17.76
Income from Investment Operations:
Net investment income (c)	0.02		0.08	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(2.77)		3.18	1.21
Total from Investment Operations	(2.75)		3.26	1.22
Net Asset Value, End of Period	$19.49		$22.24	$18.98
Total return (d)	(12.37	)%(e)(f)	17.18%	6.87	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.19	%(h)	1.24%	1.26	%(h)
Waiver/Reimbursement	0.01	%(h)	—	—	%(h)(i)
Net investment income (g)	0.23	%(h)	0.39%	0.46	%(h)
Portfolio turnover rate	34	%(e)	53%	54	%(e)
Net assets, end of period (000's)	$12,837		$8,043	$11

(a)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had a 0.18% impact.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$1,154,978,964	$—
Level 2—Other Significant Observable Inputs	295,972,570	—
Level 3—Significant Unobservable Inputs	45	—
Total	$1,450,951,579	$—

10

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

The following table reconciles asset balances for the six month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 01, 2008	$45	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and out of Level 3	—	—
Balance as of June 30, 2008	$45	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains, as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies

11

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Dividends and Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$629,439
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$204,708,592
Unrealized depreciation	(56,994,385)
Net unrealized appreciation	$147,714,207

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$2,838,533
2010	7,897,511
2011	192,915
$10,928,959

Of the capital loss carryforwards attributable to the Fund, $1,388,148 (expiring December 31, 2009) remains from the Fund's merger with Nations Separate Account Trust Capital Growth Portfolio. In addition, the Fund utilized capital loss carryforwards of $2,882,492 to offset realized gains during the year ended December 31, 2007. The availability of a portion of the remaining capital loss carryforwards acquired by the Fund as a result of a merger may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.74%
$500 million to $1 billion	0.69%
$1 billion to $1.5 billion	0.64%
$1.5 billion to $3 billion	0.59%
$3 billion to $6 billion	0.57%
Over $6 billion	0.55%

12

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.69% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Master Portfolio; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled. Columbia has contractually agreed to waive its advisory fees in the amount that equals the difference between the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate to which Marsico is entitled from the Fund as described above and the annual rate of 0.45%.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

13

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $601,594,617 and $415,659,848, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes. Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their relative net assets. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had one shareholder that held 85.1% of the shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant

14

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2008 (Unaudited)

to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154839-0608 (08/08) 08-55368

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008

Columbia Marsico International Opportunities Fund, Variable Series seeks long-term growth of capital.

James G. Gendelman has managed the fund since August 2000.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Marsico International Opportunities Fund, Variable Series underperformed its benchmark, the MSCI EAFE Index1 and the average return of its peer group, the Lipper VUF International-Core Funds Classification.2 All returns were measured in U.S. dollars. Stock selection in the utilities and consumer discretionary sectors were the primary areas of weakness for the fund relative to its benchmark. The fund also lost some ground because it had less exposure than the index to securities priced in euros, a currency that appreciated during the period.

•  As the global financial markets struggled against an ongoing credit and liquidity crisis, economic uncertainty, and volatility, investors became more risk averse and international equities in most markets lost ground. In this environment, the fund's utilities positions posted disappointing results, including Electricite de France S.A., which we sold, and water and waste management company Veolia Environnement S.A. (3.0% of net assets). The fund's consumer discretionary positions also hampered performance, struggling, in part, due to concerns about a potential slowdown in consumer spending. Hotel/casino operator Las Vegas Sands Corp., German auto component company Continental AG and France-based media company JC Decaux S.A. each experienced sharp declines. Though the fund reduced its exposure to consumer discretionary stocks during the period, it had more weight in the sector than the index, which further impeded the fund's performance.

•  Although active currency management is not a central facet of the fund's investment process, currency fluctuations may at times affect the fund's performance. During this six-month period, currency fluctuations had a negative impact on performance relative to the index because the fund had less exposure than the index to securities price in euros and traded in countries that use the euro as their currency. As a result, a smaller portion of the fund benefited from the euro's appreciation against the dollar.

•  Several factors had a positive impact on performance. The fund's industrial positions performed well, led by Vestas Wind Systems A/S, Japan-based Marubeni Corp. and France-based Alstom (3.42%, 1.96% and 2.37% of net assets, respectively). Certain individual positions posted strong gains, including Potash Corp. of Saskatchewan, Inc., Petroleo Brasileiro S/A and Lonza Group, a Swiss chemical company (2.78%, 2.94% and 2.82% of net assets, respectively). The fund's information technology posted a modest loss of 2%, which was significantly better than the 13% loss for information technology companies within the index.

•  The fund's primary sector allocations at the end of the period included financials, industrials, consumer discretionary and materials. The fund's most significant country exposure were to Switzerland, France, Japan and the United Kingdom. Country-level exposure should be considered a residual of the stock selection process rather than a major, proactive facet of the fund's investment strategy.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively focused portfolio, the fund may be subject to greater risk than a fund that is less focused.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (03/27/98)	-13.04	-2.88	17.22	9.56
MSCI EAFE Index	-10.96	-10.61	16.67	5.83

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	25.23	21.94

Annual operating expense ratio (%)*

Class B	1.39

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	869.62	1,018.00	6.41	6.92	1.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—94.8%
Consumer Discretionary—10.8%
Auto Components—3.2%
Continental AG	120,634	$12,396,883
Hotels, Restaurants & Leisure—3.0%
Accor SA	58,648	3,917,919
Las Vegas Sands Corp. (a)	102,334	4,854,725
Shangri-La Asia Ltd.	1,332,878	3,111,145
		11,883,789
Household Durables—0.9%
Gafisa SA	204,132	3,522,108
Media—1.9%
British Sky Broadcasting Group PLC	412,450	3,877,661
JC Decaux SA	136,246	3,472,960
		7,350,621
Multiline Retail—0.9%
PPR	32,466	3,613,910
Specialty Retail—0.9%
Esprit Holdings Ltd.	333,500	3,464,491
Consumer Staples—6.6%
Beverages—2.0%
Heineken NV	155,202	7,922,085
Food & Staples Retailing—1.0%
Tesco PLC	519,414	3,820,757
Food Products—2.5%
Groupe Danone	25,470	1,788,517
Nestle SA, Registered Shares	172,130	7,777,907
		9,566,424
Household Products—1.1%
Reckitt Benckiser Group PLC	86,298	4,374,667
Energy—7.8%
Energy Equipment & Services—1.1%
Cie Generale de Geophysique-Veritas (a)	87,478	4,138,781
Oil, Gas & Consumable Fuels—6.7%
BG Group PLC	310,776	8,090,578
CNOOC Ltd.	3,219,200	5,540,629
OGX Petroleo e Gas Participacoes SA (a)	1,400	1,109,101
Petroleo Brasileiro SA, ADR	162,447	11,506,121
		26,246,429
Financials—16.8%
Capital Markets—6.8%
Credit Suisse Group, Registered Shares	289,964	13,312,429
Daiwa Securities Group, Inc.	315,000	2,895,324
Julius Baer Holding AG	92,702	6,261,503
Man Group PLC	336,423	4,181,448
		26,650,704

	Shares	Value
Commercial Banks—4.4%
Commerzbank AG	139,298	$4,131,949
ICICI Bank Ltd., ADR (a)	189,327	5,445,045
Mizuho Financial Group, Inc.	873	4,077,864
Uniao de Bancos Brasileiros SA, GDR	29,337	3,723,745
		17,378,603
Diversified Financial Services—2.4%
Bovespa Holding SA	500,900	6,217,896
Fortis	189,655	3,036,788
		9,254,684
Insurance—1.9%
AXA SA	254,022	7,542,967
Real Estate Management & Development—1.3%
CapitaLand Ltd.	725,000	3,037,374
Sumitomo Realty & Development Co., Ltd.	99,000	1,967,227
		5,004,601
Health Care—7.3%
Biotechnology—2.8%
Actelion Ltd., Registered Shares (a)	75,182	4,025,701
CSL Ltd.	199,539	6,828,981
		10,854,682
Life Sciences Tools & Services—2.8%
Lonza Group AG, Registered Shares	79,405	11,014,330
Pharmaceuticals—1.7%
Teva Pharmaceutical Industries Ltd., ADR	148,165	6,785,957
Industrials—14.1%
Building Products—1.1%
Daikin Industries Ltd.	86,468	4,364,726
Electrical Equipment—8.5%
ABB Ltd., Registered Shares (a)	302,888	8,616,245
Alstom	40,102	9,260,544
Gamesa Corp. Tecnologica SA	38,004	1,868,063
Vestas Wind Systems A/S (a)	102,191	13,376,350
		33,121,202
Machinery—1.5%
GEA Group AG	114,212	4,035,188
Hitachi Construction Machinery Co., Ltd.	72,831	2,040,516
		6,075,704
Road & Rail—0.6%
All America Latina Logistica SA	170,043	2,188,252
Trading Companies & Distributors—2.0%
Marubeni Corp.	918,000	7,668,371
Transportation Infrastructure—0.4%
China Merchants Holdings International Co., Ltd.	406,000	1,569,900

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Information Technology—9.1%
Communications Equipment—2.3%
Research In Motion Ltd. (a)	76,327	$8,922,626
Computers & Peripherals—0.6%
FUJITSU Ltd.	295,000	2,189,198
Electronic Equipment & Instruments—0.7%
HON HAI Precision Industry Co., Ltd.	586,000	2,886,272
Semiconductors & Semiconductor Equipment—1.9%
ASML Holding NV	151,140	3,724,114
Samsung Electronics Co., Ltd.	6,260	3,740,261
		7,464,375
Software—3.6%
Nintendo Co., Ltd.	24,800	13,989,923
Materials—10.1%
Chemicals—3.8%
Johnson Matthey PLC	52,852	1,943,344
Linde AG	13,834	1,945,039
Potash Corp. of Saskatchewan, Inc.	47,535	10,865,075
		14,753,458
Construction Materials—3.6%
Cemex SA de CV, ADR, COP (a)	224,900	5,555,030
Holcim Ltd., Registered Shares	107,372	8,697,600
		14,252,630
Metals & Mining—2.7%
BHP Biliton PLC	136,323	5,213,470
Rio Tinto PLC	43,105	5,159,247
		10,372,717
Telecommunication Services—9.2%
Wireless Telecommunication Services—9.2%
America Movil SAB de CV, Series L, ADR	299,900	15,819,725
China Mobile Ltd.	663,000	8,911,142
MTN Group Ltd.	330,158	5,249,639
Rogers Communications, Inc., Class B	156,336	6,065,168
		36,045,674
Utilities—3.0%
Multi-Utilities—3.0%
Veolia Environnement	209,068	11,728,232
Total Common Stocks (cost of $337,605,700)		370,380,733

	Par	Value
SHORT-TERM OBLIGATION—5.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by an U.S. Government Agency obligation maturing 08/15/13, market value $21,212,588 (repurchase proceeds $20,795,271)	$20,794,000	$20,794,000
Total Short-Term Obligation (cost of $20,794,000)		20,794,000
Total Investments—100.1% (cost of $358,399,700) (b)		391,174,733
Other Assets & Liabilities, Net—(0.1)%		(468,070)
Net Assets—100.0%		$390,706,663

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $358,399,700.

The Fund was invested in the following countries at June 30, 2008:

Summary of Securites By country	Value	% of Total Investments
Switzerland	$59,705,714	15.3
France	45,463,829	11.6
Japan	39,193,151	10.0
United Kingdom	36,661,172	9.4
Brazil	28,267,224	7.2
Canada	25,852,870	6.6
United States *	25,648,724	6.6
Germany	22,509,059	5.8
Hong Kong	22,597,306	5.8
Mexico	21,374,755	5.4
Denmark	13,376,350	3.4
Netherlands	11,646,199	3.0
Australia	6,828,981	1.7
Isreal	6,785,957	1.7
India	5,445,045	1.4
South Africa	5,249,639	1.3
Korea, Republic of	3,740,261	1.0
Belgium	3,036,788	0.8
Singapore	3,037,375	0.8
Taiwan	2,886,272	0.7
Spain	1,868,062	0.5
	$391,174,733	100.0

* Includes short-term obigation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchange.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depositary Receipt

MTN	Medium-Term Note

See Accompanying Notes to Financial Statements.
5

Statement of Assets and Liabilities

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$358,399,700
Investments, at value	391,174,733
Cash	687
Foreign currency (cost of $202,283)	202,246
Receivable for:
Fund shares sold	1,006,181
Interest	1,271
Dividends	367,301
Foreign tax reclaims	376,023
Total assets	393,128,442
Liabilities
Payable for:
Investments purchased	1,586,851
Fund shares repurchased	232,364
Investment advisory fee	262,357
Administration fee	63,178
Transfer agent fee	100
Pricing and bookkeeping fees	8,958
Trustees' fees	54,586
Custody fee	11,436
Reports to shareholders	87,672
Distribution fees	79,689
Chief compliance officer expenses	229
Other liabilities	34,359
Total liabilities	2,421,779
Net assets	$390,706,663
Net assets consist of
Paid-in capital	$291,716,077
Undistributed net investment income	7,577,978
Accumulated net realized gain	58,620,047
Net unrealized appreciation on:
Investments	32,775,033
Foreign currency translations	17,528
Net assets	$390,706,663
Shares outstanding	17,809,664
Net asset value per share	$21.94

See Accompanying Notes to Financial Statements.
6

Statement of Operations

Columbia Marsico International Opportunities Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment income
Dividends	$6,102,899
Interest	315,901
Foreign taxes withheld	(644,181)
Total investment income	5,774,619
Expenses
Investment advisory fee	1,539,079
Administration fee	375,406
Distribution fee	480,962
Transfer agent fee	182
Pricing and bookkeeping fees	50,025
Trustees' fees	12,012
Custody fee	92,658
Chief compliance officer expenses	364
Other expenses	113,885
Total expenses	2,664,573
Custody earnings credit	(202)
Net expenses	2,664,371
Net investment income	3,110,248
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized loss on:
Investments	(8,539,352)
Foreign currency transactions	(190,811)
Net realized loss	(8,730,163)
Net change in unrealized appreciation (depreciation) on:
Investments	(47,601,696)
Foreign currency translations	9,522
Net change in unrealized appreciation (depreciation)	(47,592,174)
Net loss	(56,322,337)
Net decrease resulting from operations	$(53,212,089)

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets

Columbia Marsico International Opportunities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six months Ended June 30, 2008	Year ended December 31, 2007
Operations
Net investment income	$3,110,248	$4,749,668
Net realized gain (loss) on investments and foreign currency transactions	(8,730,163)	68,938,731
Net change in unrealized appreciation (depreciation) on investments and currency translations	(47,592,174)	3,482,672
Net increase (decrease) resulting from operations	(53,212,089)	77,171,071
Distributions to shareholders
From net investment income	—	(553,929)
From net realized gains	—	(20,158,305)
Total distributions to shareholders	—	(20,712,234)
Share transactions
Subscriptions	74,900,726	152,158,440
Distributions reinvested	—	20,712,234
Redemptions	(17,434,088)	(242,484,379)
Net increase (decrease)	57,466,638	(69,613,705)
Total increase (decrease) in net assets	4,254,549	(13,154,868)
Net assets
Beginning of period	386,452,114	399,606,982
End of period	$390,706,663	$386,452,114
Undistributed net investment income at end of period	$7,577,978	$4,467,730
Changes in shares
Subscriptions	3,245,957	6,556,829
Issued for distributions reinvested	—	884,005
Redemptions	(753,655)	(10,331,036)
Net increase (decrease)	2,492,302	(2,890,202)

See Accompanying Notes to Financial Statements.
8

Financial Highlights

Columbia Marsico International Opportunities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006(a)(b)	2005		2004		2003
Net Asset Value, Beginning of Period	$25.23		$21.95		$18.44	$15.74		$13.56		$9.67
Income from Investment Operations:
Net investment income (c)	0.19	(d)	0.27	(e)	0.05	0.12		0.08		—	(f)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.48)		3.97		4.14	2.92		2.17		3.89
Total from Investment Operations	(3.29)		4.24		4.19	3.04		2.25		3.89
Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.06)	(0.02)		(0.05)		—	(f)
From net realized gains	—		(0.94)		(0.62)	(0.32)		(0.02)		—
Total Distributions to Shareholders	—		(0.96)		(0.68)	(0.34)		(0.07)		—	(f)
Net Asset Value, End of Period	$21.94		$25.23		$21.95	$18.44		$15.74		$13.56
Total return (g)	(13.04	)%(h)	19.68%		23.22%	19.52	%(i)	16.59	%(i)	40.25	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.38	%(k)	1.39%		1.37%	1.49%		1.50%		1.45%
Interest expense	—		—	%(l)	—	—		—		—	%(l)
Net expenses (j)	1.38	%(k)	1.39%		1.37%	1.49%		1.50%		1.45%
Waiver/Reimbursement	—		—		—	—	%(l)	0.07%		0.39%
Net investment income (j)	1.62	%(k)	1.15%		0.27%	0.78%		0.53%		0.02%
Portfolio turnover rate	45	%(h)	133%		102%	154%		130%		147%
Net assets, end of period (000's)	$390,707		$386,452		$399,607	$157,851		$113,124		$52,611

(a)  On May 1, 2006, Nations Marsico International Opportunities Portfolio was renamed Columbia Marsico International Opportunities Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.

(f)  Amount represents less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
9

Notes to Financial Statements

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers one class of shares, Class B. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$92,580,575	$—
Level 2— Other Significant Observable Inputs	298,594,158	—
Level 3— Significant Unobservable Inputs	—	—
Total	$391,174,733	$—

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least

11

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional Class B shares of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$9,573,531
Long-Term Capital Gains	11,138,703

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$63,584,561
Unrealized depreciation	(30,809,528)
Net unrealized appreciation	$32,775,033

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.80% of the Fund's average daily net assets.

Sub-Advisory Fee—Marsico Capital Management, LLC ("Marsico") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rate:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $6 billion	0.45%
Assets in excess of $6 billion and up to $10 billion	0.40%
Assets in excess of $10 billion	0.35%

* For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund, Variable Series; (ii) Columbia Marsico International Opportunities Fund; (iii) Columbia Multi-Advisor International Equity Fund; and (iv) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.22% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and

12

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Class B shares of the Fund.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $225,953,440 and $164,630,435, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 86.4% of the shares outstanding, Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

13

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the

14

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2008 (Unaudited)

Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Marsico International Opportunities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154837-0608 (08/08) 08-53557

Columbia Mid Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

Columbia Mid Cap Growth Fund, Variable Series seeks long-term capital appreciation.

Wayne M. Collette and George J. Myers have co-managed the fund since February 2006. Lawrence W. Lin and Brian D. Neigut have co-managed the fund since October 2007.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Mid Cap Growth Fund, Variable Series outperformed its benchmark, the Russell Midcap Growth Index1. The fund also held up better than the average fund in its peer group, the Lipper VUF Mid-Cap Growth Funds Classification.2 In a negative environment for stocks in general, the fund's losses were substantially less than those of its benchmark and peers. Stock selection in the materials, industrials and energy sectors was the primary driver of the fund's relative performance.

•  In the materials sector, an overweight in agricultural stocks provided a substantial boost to the fund's return. Top performers were mining firms Potash Corp. of Saskatechewan Inc., Agrium Inc. and Intrepid Potash Inc. (1.8%, 0.7% and 0.6% of net assets, respectively). All three firms benefited from strong demand for fertilizer, generated by a worldwide farming trend, and high barriers to entry. Global demand for steel drove returns for Cleveland Cliffs, which mines iron ore and metallurgical coal used in steel production (1.2% of net assets). Increased coal prices also boosted the business of mining equipment manufacturer, Bucyrus International Inc. (0.6% of net assets). Among energy names, the dominant contributor was Continental Resources, a U.S.-based oil exploration and production company with a low cost structure (1.6% of net assets). Concho Resources and Denbury Resources similarly benefited from low risk, repeatable drilling profiles (0.6% and 1.6% of net assets, respectively). While the fund's underweight position in the technology sector was a positive, several holdings hurt returns. Internet network provider Equinix took on debt to expand its business, an unpopular move given the turmoil in the capital markets (0.6% of net assets). We continue to like the company's business prospects. Semiconductor chip packager Tessera Technologies had legal issues and we sold the stock.

•  We expect stock price volatility to remain high going forward, due to investor fears about a weak U.S. economy. We intend to take advantage of continued volatility by screening the investment universe for what we believe to be opportunities to invest in attractively valued growth companies with strong business models, improving profit margins and improving returns on capital. We continue to seek opportunities to invest in businesses that can benefit from global demand for agricultural products and energy.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Because mid-sized companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

1  The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life*
Class A (05/01/01)	-3.34	3.49	13.50	2.12
Russell Midcap Growth Index	-6.81	-6.42	12.32	4.89

Inception date of share class is in parentheses.

*Index performance for life of the fund is from May 1, 2001.

Net asset value per share ($)	12/31/07	06/30/08
Class A	8.69	8.40

Annual operating expense ratio (%)*

Class A	1.14

Annual operating expense ratio after contractual
waivers (%)*

Class A	1.00

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	966.58	1019.89	4.89	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.3%
Consumer Discretionary—13.8%
Diversified Consumer Services—1.9%
Apollo Group, Inc., Class A (a)	5,140	$227,496
DeVry, Inc.	3,880	208,046
ITT Educational Services, Inc. (a)	2,660	219,796
New Oriental Education & Technology Group, ADR (a)	5,930	346,430
		1,001,768
Hotels, Restaurants & Leisure—3.4%
Ctrip.com International Ltd., ADR	6,652	304,529
Darden Restaurants, Inc.	10,210	326,107
International Game Technology, Inc.	8,670	216,577
Starwood Hotels & Resorts Worldwide, Inc.	5,340	213,974
WMS Industries, Inc. (a)	6,660	198,268
Wynn Resorts Ltd.	2,340	190,359
Yum! Brands, Inc.	9,790	343,531
		1,793,345
Household Durables—0.4%
NVR, Inc. (a)	400	200,032
Internet & Catalog Retail—0.7%
Priceline.com, Inc. (a)	3,000	346,380
Media—1.7%
Central European Media Enterprises Ltd., Class A (a)	2,810	254,389
Discovery Holding Co., Class A (a)	10,390	228,165
Lamar Advertising Co., Class A (a)	5,360	193,121
Liberty Media Corp.— Entertainment (a)	9,370	227,035
		902,710
Multiline Retail—0.3%
J.C. Penney Co., Inc.	4,250	154,232
Specialty Retail—3.6%
GameStop Corp., Class A (a)	6,840	276,336
J Crew Group, Inc. (a)	5,850	193,109
Ross Stores, Inc.	8,130	288,778
Tiffany & Co.	5,870	239,203
TJX Companies, Inc.	10,650	335,155
Urban Outfitters, Inc. (a)	18,150	566,098
		1,898,679
Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc. (a)	8,914	257,436
Deckers Outdoor Corp. (a)	2,760	384,192
Phillips-Van Heusen Corp.	8,760	320,791
		962,419
Consumer Staples—3.5%
Food & Staples Retailing—0.7%
Kroger Co.	12,490	360,586
Food Products—1.0%
H.J. Heinz Co.	4,810	230,158
Wm. Wrigley Jr. Co.	3,900	303,342
		533,500

	Shares	Value
Household Products—0.5%
Clorox Co.	4,690	$244,818
Personal Products—0.7%
Avon Products, Inc.	10,430	375,689
Tobacco—0.6%
Lorillard, Inc. (a)	4,360	301,538
Energy—17.5%
Energy Equipment & Services—7.6%
Cameron International Corp. (a)	8,440	467,154
Core Laboratories N.V. (a)	2,000	284,700
Diamond Offshore Drilling, Inc.	5,000	695,700
FMC Technologies, Inc. (a)	4,230	325,414
IHS, Inc., Class A (a)	3,829	266,498
National-Oilwell Varco, Inc. (a)	8,370	742,586
Noble Corp.	5,910	383,914
Oceaneering International, Inc. (a)	3,450	265,823
Weatherford International Ltd. (a)	10,780	534,580
		3,966,369
Oil, Gas & Consumable Fuels—9.9%
Chesapeake Energy Corp.	4,480	295,501
Concho Resources, Inc. (a)	8,428	314,364
CONSOL Energy, Inc.	4,940	555,108
Continental Resources, Inc. (a)	12,052	835,445
Denbury Resources, Inc. (a)	22,480	820,520
Frontier Oil Corp.	11,320	270,661
Peabody Energy Corp.	6,990	615,469
PetroHawk Energy Corp. (a)	8,920	413,085
Range Resources Corp.	4,470	292,964
Southwestern Energy Co. (a)	10,800	514,188
Ultra Petroleum Corp. (a)	3,020	296,564
		5,223,869
Financials—6.3%
Capital Markets—3.5%
Invesco Ltd.	14,090	337,878
Janus Capital Group, Inc.	8,870	234,789
Northern Trust Corp.	3,850	263,995
T. Rowe Price Group, Inc.	7,540	425,784
Waddell & Reed Financial, Inc., Class A	16,340	572,063
		1,834,509
Diversified Financial Services—0.8%
CME Group, Inc.	500	191,595
IntercontinentalExchange, Inc. (a)	2,310	263,340
		454,935
Real Estate Investment Trusts (REITs)—1.2%
Macerich Co.	3,320	206,272
Plum Creek Timber Co., Inc.	4,620	197,320
ProLogis	4,040	219,574
		623,166
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	3,600	216,684

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc.	12,320	$205,497
Health Care—12.1%
Biotechnology—1.9%
Alexion Pharmaceuticals, Inc. (a)	3,310	239,975
Celgene Corp. (a)	5,450	348,091
ImClone Systems, Inc. (a)	4,460	180,452
Onyx Pharmaceuticals, Inc. (a)	6,700	238,520
		1,007,038
Health Care Equipment & Supplies—2.6%
Hologic, Inc. (a)	18,440	401,992
Hospira, Inc. (a)	6,800	272,748
Intuitive Surgical, Inc. (a)	1,301	350,489
Varian Medical Systems, Inc. (a)	6,270	325,100
		1,350,329
Health Care Providers & Services—2.9%
Express Scripts, Inc. (a)	7,250	454,720
Laboratory Corp. of America Holdings (a)	5,860	408,032
McKesson Corp.	5,010	280,109
Medco Health Solutions, Inc. (a)	5,310	250,632
Pediatrix Medical Group, Inc. (a)	3,350	164,920
		1,558,413
Life Sciences Tools & Services—3.7%
Charles River Laboratories International, Inc. (a)	5,250	335,580
Covance, Inc. (a)	5,450	468,809
Illumina, Inc. (a)	2,405	209,500
Pharmaceutical Product Development, Inc.	8,370	359,073
Thermo Fisher Scientific, Inc. (a)	4,810	268,061
Waters Corp. (a)	4,490	289,605
		1,930,628
Pharmaceuticals—1.0%
Allergan, Inc.	6,610	344,051
Perrigo Co.	6,360	202,057
		546,108
Industrials—14.8%
Aerospace & Defense—1.5%
Goodrich Corp.	5,570	264,352
Precision Castparts Corp.	5,684	547,767
		812,119
Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	6,450	353,718
Commercial Services & Supplies—2.5%
Dun & Bradstreet Corp.	2,290	200,696
FTI Consulting, Inc. (a)	3,960	271,102
Manpower, Inc.	4,360	253,926
Robert Half International, Inc.	7,800	186,966
Stericycle, Inc. (a)	7,770	401,709
		1,314,399

	Shares	Value
Construction & Engineering—1.2%
Foster Wheeler Ltd. (a)	8,830	$645,914
Electrical Equipment—2.9%
AMETEK, Inc.	6,570	310,235
First Solar, Inc. (a)	1,130	308,287
General Cable Corp. (a)	4,070	247,659
Roper Industries, Inc.	5,810	382,763
SunPower Corp., Class A (a)	3,720	267,766
		1,516,710
Industrial Conglomerates—1.7%
McDermott International, Inc. (a)	13,990	865,841
Machinery—3.8%
Bucyrus International, Inc.	4,380	319,828
Cummins, Inc.	9,290	608,681
Flowserve Corp.	2,450	334,915
Joy Global, Inc.	6,468	490,468
Manitowoc Co., Inc.	7,100	230,963
		1,984,855
Road & Rail—0.5%
Landstar System, Inc.	5,030	277,757
Information Technology—15.3%
Communications Equipment—1.6%
Harris Corp.	9,160	462,489
Juniper Networks, Inc.	8,650	191,857
Research In Motion Ltd. (a)	1,670	195,223
		849,569
Electronic Equipment & Instruments—1.2%
Amphenol Corp., Class A	5,420	243,249
Avnet, Inc. (a)	7,860	214,421
Tyco Electronics Ltd.	5,140	184,115
		641,785
Internet Software & Services—1.1%
Equinix, Inc. (a)	3,490	311,378
VeriSign, Inc. (a)	6,730	254,394
		565,772
IT Services—4.0%
Alliance Data Systems Corp. (a)	6,830	386,236
Cognizant Technology Solutions Corp., Class A (a)	10,300	334,853
Fiserv, Inc. (a)	5,440	246,813
Global Payments, Inc.	4,960	231,136
Mastercard, Inc., Class A	1,780	472,626
Paychex, Inc.	7,090	221,775
Total System Services, Inc.	9,930	220,645
		2,114,084
Semiconductors & Semiconductor Equipment—2.7%
ASML Holding N.V., N.Y. Registered Shares	8,590	209,596
Broadcom Corp., Class A (a)	10,210	278,631
Lam Research Corp. (a)	6,840	247,266
Marvell Technology Group Ltd. (a)	20,030	353,730

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
MEMC Electronic Materials, Inc. (a)	5,760	$354,470
		1,443,693
Software—4.7%
Activision, Inc. (a)	7,030	239,512
Autodesk, Inc. (a)	5,740	194,069
BMC Software, Inc. (a)	7,180	258,480
Citrix Systems, Inc. (a)	6,055	178,077
FactSet Research Systems, Inc.	4,530	255,311
Intuit, Inc. (a)	11,310	311,817
McAfee, Inc. (a)	10,300	350,509
Salesforce.com, Inc. (a)	4,540	309,764
UBISOFT Entertainment (a)	4,180	366,771
		2,464,310
Materials—8.9%
Chemicals—5.9%
Agrium, Inc.	3,590	386,069
Intrepid Potash, Inc. (a)	4,417	290,550
Monsanto Co.	4,000	505,760
Mosaic Co. (a)	2,800	405,160
Potash Corp. of Saskatchewan, Inc.	4,200	959,994
Syngenta AG, ADR	4,960	320,912
Wacker Chemie AG	1,140	238,287
		3,106,732
Metals & Mining—3.0%
Agnico-Eagle Mines Ltd.	5,800	431,346
Cleveland-Cliffs, Inc.	5,170	616,212
Freeport-McMoRan Copper & Gold, Inc.	2,795	327,546
Nucor Corp.	2,920	218,037
		1,593,141
Telecommunication Services—3.5%
Wireless Telecommunication Services—3.5%
American Tower Corp., Class A (a)	14,540	614,315
Crown Castle International Corp. (a)	9,730	376,843
Leap Wireless International, Inc.	3,850	166,205
Millicom International Cellular SA	2,130	220,455
Mobile TeleSystems OJSC, ADR	2,820	216,040
NII Holdings, Inc.	5,480	260,245
		1,854,103

	Shares	Value
Utilities—2.6%
Electric Utilities—1.4%
ITC Holdings Corp.	4,719	$241,188
PPL Corp.	9,710	507,542
		748,730
Gas Utilities—0.8%
Questar Corp.	6,000	426,240
Independent Power Producers & Energy Traders—0.4%
Constellation Energy Group, Inc.	2,440	200,324
Total Common Stocks (cost of $42,527,048)		51,773,037
	Par
SHORT-TERM OBLIGATION—1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 02/24/11, market value of $1,046,775 (repurchase proceeds $1,026,063)	$1,026,000	1,026,000
Total Short-Term Obligation (cost of $1,026,000)		1,026,000
Total Investments—100.2% (cost of $43,553,048) (b)		52,799,037
Other Assets & Liabilities, Net—(0.2)%		(111,710)
Net Assets—100.0%		$52,687,327

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $43,553,048.

At June 30, 2008, the Fund held investments in the following sectors:
Sector	% of Net Assets
Energy	17.5
Information technology	15.3
Industrials	14.8
Consumer discretionary	13.8
Health care	12.1
Materials	8.9
Financials	6.3
Telecommunication services	3.5
Consumer staples	3.5
Utilities	2.6
98.3
Short-term obligation	1.9
Other assets & liabilities, net	(0.2)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$43,553,048
Investments, at value	$52,799,037
Cash	1
Receivable for:
Investments sold	943,722
Interest	63
Dividends	18,814
Foreign tax reclaims	346
Expense reimbursement due from Investment Advisor	7,567
Total Assets	53,769,550
Liabilities
Payable for:
Investments purchased	888,552
Fund shares repurchased	74,613
Investment advisory fee	29,088
Administration fee	6,499
Transfer agent fee	158
Pricing and bookkeeping fees	4,628
Trustees' fees	44,755
Audit fee	21,427
Custody fee	4,965
Distribution fees—Class B	2
Chief compliance officer expenses	360
Other liabilities	7,176
Total Liabilities	1,082,223
Net Assets	$52,687,327
Net Assets Consist of
Paid-in capital	$37,756,671
Accumulated net investment loss	(76,808)
Accumulated net realized gain	5,761,468
Net unrealized appreciation on:
Investments	9,245,989
Foreign currency translations	7
Net Assets	$52,687,327
Class A:
Net assets	$52,674,958
Shares outstanding	6,273,872
Net asset value per share	$8.40
Class B:
Net assets	$12,369
Shares outstanding	1,478
Net asset value per share	$8.37

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$184,528
Interest	13,106
Foreign taxes withheld	(3,120)
Total Investment Income	194,514
Expenses
Investment advisory fee	176,362
Administration fee	39,435
Distribution fees—Class B	15
Transfer agent fee	75
Pricing and bookkeeping fees	25,799
Trustees' fees	11,830
Custody fee	11,836
Audit fee	18,293
Chief compliance officer expenses	364
Other expenses	20,727
Total Expenses	304,736
Fees and expenses waived or reimbursed by Investment Advisor	(33,408)
Custody earnings credit	(6)
Net Expenses	271,322
Net Investment Loss	(76,808)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(375,106)
Foreign currency transactions	(1,790)
Net realized loss	(376,896)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,922,890)
Foreign currency translations	7
Net change in unrealized appreciation (depreciation)	(1,922,883)
Net loss	(2,299,779)
Net Decrease Resulting from Operations	$(2,376,587)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$(76,808)	$(118,555)
Net realized gain (loss) on investments and foreign currency transactions	(376,896)	6,344,901
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,922,883)	5,529,780
Net Increase (Decrease) Resulting from Operations	(2,376,587)	11,756,126
Distributions to Shareholders
From net investment income—Class A	—	(71,549)
From net realized gains:
Class A	—	(12,156,252)
Class B	—	(2,262)
Total Distributions to Shareholders	—	(12,230,063)
Share Transactions
Class A:
Subscriptions	304,498	1,077,107
Distributions reinvested	—	12,227,801
Redemptions	(7,834,489)	(14,438,684)
Net Decrease	(7,529,991)	(1,133,776)
Class B:
Subscriptions	—	—
Distributions reinvested	—	2,262
Net Increase	—	2,262
Net Decrease from Share Transactions	(7,529,991)	(1,131,514)
Total Decrease in Net Assets	(9,906,578)	(1,605,451)
Net Assets
Beginning of period	62,593,905	64,199,356
End of period	$52,687,327	$62,593,905
Accumulated net investment loss at end of period	$(76,808)	$—
Changes in Shares
Class A:
Subscriptions	38,580	119,928
Distributions reinvested	—	1,445,367
Redemptions	(963,057)	(1,614,931)
Net Decrease	(924,477)	(49,636)
Class B:
Subscriptions	—	—
Distributions reinvested	—	267
Net Increase	—	267

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)(b)	2005	2004		2003
Net Asset Value, Beginning of Period	$8.69		$8.86	$7.92	$8.10	$7.10		$5.57
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		(0.02)	0.01	(0.01)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.73	1.35	0.40	1.03		1.56
Total from Investment Operations	(0.29)		1.71	1.36	0.39	1.00		1.53
Less Distributions to Shareholders:
From net investment income	—		(0.01)	—	—	—		—
From net realized gains	—		(1.87)	(0.42)	(0.57)	—		—
Total Distributions to Shareholders	—		(1.88)	(0.42)	(0.57)	—		—
Net Asset Value, End of Period	$8.40		$8.69	$8.86	$7.92	$8.10		$7.10
Total return (d)(f)	(3.34	)%(e)	19.88%	17.69%	5.19%	14.08%		27.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.00	%(h)	1.00%	1.00%	1.00%	1.00%		1.00%
Interest expense	—		—	—	—	—	%(i)	—
Net expenses (g)	1.00	%(h)	1.00%	1.00%	1.00%	1.00%		1.00%
Waiver/Reimbursement	0.12	%(h)	0.14%	0.22%	0.33%	0.38%		0.48%
Net investment income (loss) (g)	(0.28	)%(h)	(0.18)%	0.11%	(0.13)%	(0.49)%		(0.41)%
Portfolio turnover rate	70	%(e)	157%	176%	57%	151%		56%
Net assets, end of period (000's)	$52,675		$62,581	$64,189	$63,956	$59,233		$38,540

(a)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Variable Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the years ended December 31, 2005 and 2006, which had an impact of 0.04% and 0.03%, respectively.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1.  Organization

Columbia Mid Cap Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$51,773,037	$—
Level 2—Other Significant Observable Inputs	1,026,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$52,799,037	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification

11

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the

12

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$6,367,770
Long-Term Capital Gains	5,862,293

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$11,521,658
Unrealized depreciation	(2,275,669)
Net unrealized appreciation	$9,245,989

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned

13

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.00% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5.  Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6.  Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $37,725,989 and $44,006,407, respectively.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8.  Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 94.5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9.  Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and

14

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.
Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was

15

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

16

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154637-0608 (08/08) 08-53553

Columbia Mid Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

Columbia Mid Cap Growth Fund, Variable Series seeks long-term capital appreciation.

Wayne M. Collette and George J. Myers have co-managed the fund since February 2006. Lawrence W. Lin and Brian D. Neigut have co-managed the fund since October 2007.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Mid Cap Growth Fund, Variable Series outperformed its benchmark, the Russell Midcap Growth Index1. The fund also held up better than the average fund in its peer group, the Lipper VUF Mid-Cap Growth Funds Classification.2 In a negative environment for stocks in general, the fund's losses were substantially less than those of its benchmark and peers. Stock selection in the materials, industrials and energy sectors was the primary driver of the fund's relative performance.

•  In the materials sector, an overweight in agricultural stocks provided a substantial boost to the fund's return. Top performers were mining firms Potash Corp. of Saskatechewan Inc., Agrium Inc. and Intrepid Potash Inc. (1.8%, 0.7% and 0.6% of net assets, respectively). All three firms benefited from strong demand for fertilizer, generated by a worldwide farming trend, and high barriers to entry. Global demand for steel drove returns for Cleveland Cliffs, which mines iron ore and metallurgical coal used in steel production (1.2% of net assets). Increased coal prices also boosted the business of mining equipment manufacturer, Bucyrus International Inc. (0.6% of net assets). Among energy names, the dominant contributor was Continental Resources, a U.S.-based oil exploration and production company with a low cost structure (1.6% of net assets). Concho Resources and Denbury Resources similarly benefited from low risk, repeatable drilling profiles (0.6% and 1.6% of net assets, respectively). While the fund's underweight position in the technology sector was a positive, several holdings hurt returns. Internet network provider Equinix took on debt to expand its business, an unpopular move given the turmoil in the capital markets (0.6% of net assets). We continue to like the company's business prospects. Semiconductor chip packager Tessera Technologies had legal issues and we sold the stock.

•  We expect stock price volatility to remain high going forward, due to investor fears about a weak U.S. economy. We intend to take advantage of continued volatility by screening the investment universe for what we believe to be opportunities to invest in attractively valued growth companies with strong business models, improving profit margins and improving returns on capital. We continue to seek opportunities to invest in businesses that can benefit from global demand for agricultural products and energy.

Past performance is no guarantee of future results.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Because mid-sized companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

1  The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total returns as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life*
Class B (10/02/06)	-3.46	3.14	13.34	2.02
Russell Midcap Growth Index	-6.81	-6.42	12.32	4.89

Inception date of share class is in parentheses.

*Index performance for the life of the fund is from May 1, 2001.

Net asset value per share ($)	12/31/07	06/30/08
Class B	8.67	8.37

Annual operating expense ratio (%)*

Class B	1.39

Annual operating expense ratio after contractual waivers (%)*

Class B	1.25

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to October 2, 2006 would be lower.

Inception date of Class A shares (oldest existing share class) is May 1, 2001.

2

Understanding Your Expenses

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	965.39	1,018.65	6.11	6.27	1.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.3%
Consumer Discretionary—13.8%
Diversified Consumer Services—1.9%
Apollo Group, Inc., Class A (a)	5,140	$227,496
DeVry, Inc.	3,880	208,046
ITT Educational Services, Inc. (a)	2,660	219,796
New Oriental Education & Technology Group, ADR (a)	5,930	346,430
		1,001,768
Hotels, Restaurants & Leisure—3.4%
Ctrip.com International Ltd., ADR	6,652	304,529
Darden Restaurants, Inc.	10,210	326,107
International Game Technology, Inc.	8,670	216,577
Starwood Hotels & Resorts Worldwide, Inc.	5,340	213,974
WMS Industries, Inc. (a)	6,660	198,268
Wynn Resorts Ltd.	2,340	190,359
Yum! Brands, Inc.	9,790	343,531
		1,793,345
Household Durables—0.4%
NVR, Inc. (a)	400	200,032
Internet & Catalog Retail—0.7%
Priceline.com, Inc. (a)	3,000	346,380
Media—1.7%
Central European Media Enterprises Ltd., Class A (a)	2,810	254,389
Discovery Holding Co., Class A (a)	10,390	228,165
Lamar Advertising Co., Class A (a)	5,360	193,121
Liberty Media Corp.— Entertainment (a)	9,370	227,035
		902,710
Multiline Retail—0.3%
J.C. Penney Co., Inc.	4,250	154,232
Specialty Retail—3.6%
GameStop Corp., Class A (a)	6,840	276,336
J Crew Group, Inc. (a)	5,850	193,109
Ross Stores, Inc.	8,130	288,778
Tiffany & Co.	5,870	239,203
TJX Companies, Inc.	10,650	335,155
Urban Outfitters, Inc. (a)	18,150	566,098
		1,898,679
Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc. (a)	8,914	257,436
Deckers Outdoor Corp. (a)	2,760	384,192
Phillips-Van Heusen Corp.	8,760	320,791
		962,419
Consumer Staples—3.5%
Food & Staples Retailing—0.7%
Kroger Co.	12,490	360,586
Food Products—1.0%
H.J. Heinz Co.	4,810	230,158
Wm. Wrigley Jr. Co.	3,900	303,342
		533,500

	Shares	Value
Household Products—0.5%
Clorox Co.	4,690	$244,818
Personal Products—0.7%
Avon Products, Inc.	10,430	375,689
Tobacco—0.6%
Lorillard, Inc. (a)	4,360	301,538
Energy—17.5%
Energy Equipment & Services—7.6%
Cameron International Corp. (a)	8,440	467,154
Core Laboratories N.V. (a)	2,000	284,700
Diamond Offshore Drilling, Inc.	5,000	695,700
FMC Technologies, Inc. (a)	4,230	325,414
IHS, Inc., Class A (a)	3,829	266,498
National-Oilwell Varco, Inc. (a)	8,370	742,586
Noble Corp.	5,910	383,914
Oceaneering International, Inc. (a)	3,450	265,823
Weatherford International Ltd. (a)	10,780	534,580
		3,966,369
Oil, Gas & Consumable Fuels—9.9%
Chesapeake Energy Corp.	4,480	295,501
Concho Resources, Inc. (a)	8,428	314,364
CONSOL Energy, Inc.	4,940	555,108
Continental Resources, Inc. (a)	12,052	835,445
Denbury Resources, Inc. (a)	22,480	820,520
Frontier Oil Corp.	11,320	270,661
Peabody Energy Corp.	6,990	615,469
PetroHawk Energy Corp. (a)	8,920	413,085
Range Resources Corp.	4,470	292,964
Southwestern Energy Co. (a)	10,800	514,188
Ultra Petroleum Corp. (a)	3,020	296,564
		5,223,869
Financials—6.3%
Capital Markets—3.5%
Invesco Ltd.	14,090	337,878
Janus Capital Group, Inc.	8,870	234,789
Northern Trust Corp.	3,850	263,995
T. Rowe Price Group, Inc.	7,540	425,784
Waddell & Reed Financial, Inc., Class A	16,340	572,063
		1,834,509
Diversified Financial Services—0.8%
CME Group, Inc.	500	191,595
IntercontinentalExchange, Inc. (a)	2,310	263,340
		454,935
Real Estate Investment Trusts (REITs)—1.2%
Macerich Co.	3,320	206,272
Plum Creek Timber Co., Inc.	4,620	197,320
ProLogis	4,040	219,574
		623,166
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	3,600	216,684

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc.	12,320	$205,497
Health Care—12.1%
Biotechnology—1.9%
Alexion Pharmaceuticals, Inc. (a)	3,310	239,975
Celgene Corp. (a)	5,450	348,091
ImClone Systems, Inc. (a)	4,460	180,452
Onyx Pharmaceuticals, Inc. (a)	6,700	238,520
		1,007,038
Health Care Equipment & Supplies—2.6%
Hologic, Inc. (a)	18,440	401,992
Hospira, Inc. (a)	6,800	272,748
Intuitive Surgical, Inc. (a)	1,301	350,489
Varian Medical Systems, Inc. (a)	6,270	325,100
		1,350,329
Health Care Providers & Services—2.9%
Express Scripts, Inc. (a)	7,250	454,720
Laboratory Corp. of America Holdings (a)	5,860	408,032
McKesson Corp.	5,010	280,109
Medco Health Solutions, Inc. (a)	5,310	250,632
Pediatrix Medical Group, Inc. (a)	3,350	164,920
		1,558,413
Life Sciences Tools & Services—3.7%
Charles River Laboratories International, Inc. (a)	5,250	335,580
Covance, Inc. (a)	5,450	468,809
Illumina, Inc. (a)	2,405	209,500
Pharmaceutical Product Development, Inc.	8,370	359,073
Thermo Fisher Scientific, Inc. (a)	4,810	268,061
Waters Corp. (a)	4,490	289,605
		1,930,628
Pharmaceuticals—1.0%
Allergan, Inc.	6,610	344,051
Perrigo Co.	6,360	202,057
		546,108
Industrials—14.8%
Aerospace & Defense—1.5%
Goodrich Corp.	5,570	264,352
Precision Castparts Corp.	5,684	547,767
		812,119
Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	6,450	353,718
Commercial Services & Supplies—2.5%
Dun & Bradstreet Corp.	2,290	200,696
FTI Consulting, Inc. (a)	3,960	271,102
Manpower, Inc.	4,360	253,926
Robert Half International, Inc.	7,800	186,966
Stericycle, Inc. (a)	7,770	401,709
		1,314,399

	Shares	Value
Construction & Engineering—1.2%
Foster Wheeler Ltd. (a)	8,830	$645,914
Electrical Equipment—2.9%
AMETEK, Inc.	6,570	310,235
First Solar, Inc. (a)	1,130	308,287
General Cable Corp. (a)	4,070	247,659
Roper Industries, Inc.	5,810	382,763
SunPower Corp., Class A (a)	3,720	267,766
		1,516,710
Industrial Conglomerates—1.7%
McDermott International, Inc. (a)	13,990	865,841
Machinery—3.8%
Bucyrus International, Inc.	4,380	319,828
Cummins, Inc.	9,290	608,681
Flowserve Corp.	2,450	334,915
Joy Global, Inc.	6,468	490,468
Manitowoc Co., Inc.	7,100	230,963
		1,984,855
Road & Rail—0.5%
Landstar System, Inc.	5,030	277,757
Information Technology—15.3%
Communications Equipment—1.6%
Harris Corp.	9,160	462,489
Juniper Networks, Inc.	8,650	191,857
Research In Motion Ltd. (a)	1,670	195,223
		849,569
Electronic Equipment & Instruments—1.2%
Amphenol Corp., Class A	5,420	243,249
Avnet, Inc. (a)	7,860	214,421
Tyco Electronics Ltd.	5,140	184,115
		641,785
Internet Software & Services—1.1%
Equinix, Inc. (a)	3,490	311,378
VeriSign, Inc. (a)	6,730	254,394
		565,772
IT Services—4.0%
Alliance Data Systems Corp. (a)	6,830	386,236
Cognizant Technology Solutions Corp., Class A (a)	10,300	334,853
Fiserv, Inc. (a)	5,440	246,813
Global Payments, Inc.	4,960	231,136
Mastercard, Inc., Class A	1,780	472,626
Paychex, Inc.	7,090	221,775
Total System Services, Inc.	9,930	220,645
		2,114,084
Semiconductors & Semiconductor Equipment—2.7%
ASML Holding N.V., N.Y. Registered Shares	8,590	209,596
Broadcom Corp., Class A (a)	10,210	278,631
Lam Research Corp. (a)	6,840	247,266
Marvell Technology Group Ltd. (a)	20,030	353,730

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
MEMC Electronic Materials, Inc. (a)	5,760	$354,470
		1,443,693
Software—4.7%
Activision, Inc. (a)	7,030	239,512
Autodesk, Inc. (a)	5,740	194,069
BMC Software, Inc. (a)	7,180	258,480
Citrix Systems, Inc. (a)	6,055	178,077
FactSet Research Systems, Inc.	4,530	255,311
Intuit, Inc. (a)	11,310	311,817
McAfee, Inc. (a)	10,300	350,509
Salesforce.com, Inc. (a)	4,540	309,764
UBISOFT Entertainment (a)	4,180	366,771
		2,464,310
Materials—8.9%
Chemicals—5.9%
Agrium, Inc.	3,590	386,069
Intrepid Potash, Inc. (a)	4,417	290,550
Monsanto Co.	4,000	505,760
Mosaic Co. (a)	2,800	405,160
Potash Corp. of Saskatchewan, Inc.	4,200	959,994
Syngenta AG, ADR	4,960	320,912
Wacker Chemie AG	1,140	238,287
		3,106,732
Metals & Mining—3.0%
Agnico-Eagle Mines Ltd.	5,800	431,346
Cleveland-Cliffs, Inc.	5,170	616,212
Freeport-McMoRan Copper & Gold, Inc.	2,795	327,546
Nucor Corp.	2,920	218,037
		1,593,141
Telecommunication Services—3.5%
Wireless Telecommunication Services—3.5%
American Tower Corp., Class A (a)	14,540	614,315
Crown Castle International Corp. (a)	9,730	376,843
Leap Wireless International, Inc.	3,850	166,205
Millicom International Cellular SA	2,130	220,455
Mobile TeleSystems OJSC, ADR	2,820	216,040
NII Holdings, Inc.	5,480	260,245
		1,854,103

	Shares	Value
Utilities—2.6%
Electric Utilities—1.4%
ITC Holdings Corp.	4,719	$241,188
PPL Corp.	9,710	507,542
		748,730
Gas Utilities—0.8%
Questar Corp.	6,000	426,240
Independent Power Producers & Energy Traders—0.4%
Constellation Energy Group, Inc.	2,440	200,324
Total Common Stocks (cost of $42,527,048)		51,773,037
	Par
SHORT-TERM OBLIGATION—1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 02/24/11, market value of $1,046,775 (repurchase proceeds $1,026,063)	$1,026,000	1,026,000
Total Short-Term Obligation (cost of $1,026,000)		1,026,000
Total Investments—100.2% (cost of $43,553,048) (b)		52,799,037
Other Assets & Liabilities, Net—(0.2)%		(111,710)
Net Assets—100.0%		$52,687,327

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $43,553,048.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Energy	17.5
Information technology	15.3
Industrials	14.8
Consumer discretionary	13.8
Health care	12.1
Materials	8.9
Financials	6.3
Telecommunication services	3.5
Consumer staples	3.5
Utilities	2.6
98.3
Short-term obligation	1.9
Other assets & liabilities, net	(0.2)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$43,553,048
Investments, at value	$52,799,037
Cash	1
Receivable for:
Investments sold	943,722
Interest	63
Dividends	18,814
Foreign tax reclaims	346
Expense reimbursement due from Investment Advisor	7,567
Total Assets	53,769,550
Liabilities
Payable for:
Investments purchased	888,552
Fund shares repurchased	74,613
Investment advisory fee	29,088
Administration fee	6,499
Transfer agent fee	158
Pricing and bookkeeping fees	4,628
Trustees' fees	44,755
Audit fee	21,427
Custody fee	4,965
Distribution fees—Class B	2
Chief compliance officer expenses	360
Other liabilities	7,176
Total Liabilities	1,082,223
Net Assets	$52,687,327
Net Assets Consist of
Paid-in capital	$37,756,671
Accumulated net investment loss	(76,808)
Accumulated net realized gain	5,761,468
Net unrealized appreciation on:
Investments	9,245,989
Foreign currency translations	7
Net Assets	$52,687,327
Class A:
Net assets	$52,674,958
Shares outstanding	6,273,872
Net asset value per share	$8.40
Class B:
Net assets	$12,369
Shares outstanding	1,478
Net asset value per share	$8.37

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$184,528
Interest	13,106
Foreign taxes withheld	(3,120)
Total Investment Income	194,514
Expenses
Investment advisory fee	176,362
Administration fee	39,435
Distribution fees—Class B	15
Transfer agent fee	75
Pricing and bookkeeping fees	25,799
Trustees' fees	11,830
Custody fee	11,836
Audit fee	18,293
Chief compliance officer expenses	364
Other expenses	20,727
Total Expenses	304,736
Fees and expenses waived or reimbursed by Investment Advisor	(33,408)
Custody earnings credit	(6)
Net Expenses	271,322
Net Investment Loss	(76,808)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(375,106)
Foreign currency transactions	(1,790)
Net realized loss	(376,896)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,922,890)
Foreign currency translations	7
Net change in unrealized appreciation (depreciation)	(1,922,883)
Net loss	(2,299,779)
Net Decrease Resulting from Operations	$(2,376,587)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income (loss)	$(76,808)	$(118,555)
Net realized gain (loss) on investments and foreign currency transactions	(376,896)	6,344,901
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,922,883)	5,529,780
Net Increase (Decrease) Resulting from Operations	(2,376,587)	11,756,126
Distributions to Shareholders
From net investment income—Class A	—	(71,549)
From net realized gains:
Class A	—	(12,156,252)
Class B	—	(2,262)
Total Distributions to Shareholders	—	(12,230,063)
Share Transactions
Class A:
Subscriptions	304,498	1,077,107
Distributions reinvested	—	12,227,801
Redemptions	(7,834,489)	(14,438,684)
Net Decrease	(7,529,991)	(1,133,776)
Class B:
Subscriptions	—	—
Distributions reinvested	—	2,262
Net Increase	—	2,262
Net Decrease from Share Transactions	(7,529,991)	(1,131,514)
Total Decrease in Net Assets	(9,906,578)	(1,605,451)
Net Assets
Beginning of period	62,593,905	64,199,356
End of period	$52,687,327	$62,593,905
Accumulated net investment loss at end of period	$(76,808)	$—
Changes in Shares
Class A:
Subscriptions	38,580	119,928
Distributions reinvested	—	1,445,367
Redemptions	(963,057)	(1,614,931)
Net Decrease	(924,477)	(49,636)
Class B:
Subscriptions	—	—
Distributions reinvested	—	267
Net Increase	—	267

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2008		Year Ended December 31, 2007	Period Ended December 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$8.67		$8.85	$8.24
Income from Investment Operations:
Net investment income (loss) (c)	(0.02)		(0.04)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.73	0.60
Total from Investment Operations	(0.30)		1.69	0.61
Less Distributions to Shareholders:
From net realized gains	—		(1.87)	—
Net Asset Value, End of Period	$8.37		$8.67	$8.85
Total return (d)(e)	(3.46	)%(f)	19.63%	7.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.25	%(h)	1.25%	1.25	%(h)
Waiver/Reimbursement	0.12	%(h)	0.14%	0.04	%(h)
Net investment income (loss) (g)	(0.51	)%(h)	(0.46)%	0.52	%(h)
Portfolio turnover rate	70	%(f)	157%	176	%(f)
Net assets, end of period (000's)	$12		$13	$11

(a)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended December 31, 2006 which had an impact of 0.13%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1.  Organization

Columbia Mid Cap Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies issued by life insurance companies.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$51,773,037	$—
Level 2—Other Significant Observable Inputs	1,026,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$52,799,037	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification

11

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the

12

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$6,367,770
Long-Term Capital Gains	5,862,293

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$11,521,658
Unrealized depreciation	(2,275,669)
Net unrealized appreciation	$9,245,989

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned

13

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts and Distribution Fee—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Fund's shares. The Trust has adopted a distribution plan (the "Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Distribution Plan are calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of the Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.00% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5.  Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6.  Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $37,725,989 and $44,006,407, respectively.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8.  Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 94.5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9.  Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and

14

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was

15

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. On May 19, 2008, the Court of Appeals for the Eighth Circuit affirmed the dismissal decision. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. On July 22, 2008, the Court entered a stipulation of dismissal for the remaining claims pending against Bank of America, N.A. and Bank of America Corporation pursuant to a settlement resolving only the individual claims of the named plaintiff. The claims of absent class members were dismissed without prejudice.

16

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

SHC-44/154840-0608 (08/08) 08-55369

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	August 22, 2008